UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07175

Name of Registrant: Vanguard Tax-Managed Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1: Schedule of Investments

Vanguard Tax-Managed Capital Appreciation Fund

Schedule of Investments
As of March 31, 2015

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (15.0%)
	Walt Disney Co.	542,636	56,917
	Home Depot Inc.	445,800	50,647
*	Amazon.com Inc.	123,270	45,869
	Comcast Corp. Class A	755,371	42,656
	Wal-Mart Stores Inc.	488,128	40,149
	McDonald's Corp.	306,260	29,842
	Lowe's Cos. Inc.	367,400	27,331
	Time Warner Inc.	305,349	25,784
*	eBay Inc.	440,698	25,419
	Starbucks Corp.	266,652	25,252
	NIKE Inc. Class B	243,200	24,400
	Costco Wholesale Corp.	151,700	22,982
	Twenty-First Century Fox Inc. Class A	637,530	21,574
	Ford Motor Co.	1,209,933	19,528
*	Priceline Group Inc.	16,061	18,697
*	DIRECTV	186,409	15,863
	General Motors Co.	392,726	14,727
	Time Warner Cable Inc.	94,542	14,170
	Yum! Brands Inc.	159,210	12,533
	Johnson Controls Inc.	237,600	11,985
*	O'Reilly Automotive Inc.	54,848	11,860
	Viacom Inc. Class B	171,033	11,682
*	AutoZone Inc.	16,590	11,317
	Ross Stores Inc.	103,292	10,883
*	Dollar Tree Inc.	123,738	10,041
	Target Corp.	122,300	10,037
	Estee Lauder Cos. Inc. Class A	112,300	9,339
	Marriott International Inc. Class A	115,575	9,283
*	CarMax Inc.	131,243	9,057
	Royal Caribbean Cruises Ltd.	104,800	8,578
*	Bed Bath & Beyond Inc.	105,015	8,063
*	Liberty Interactive Corp. Class A	274,726	8,019
	Starwood Hotels & Resorts Worldwide Inc.	95,418	7,967
	Hanesbrands Inc.	231,944	7,772
	Advance Auto Parts Inc.	50,702	7,590
	BorgWarner Inc.	123,400	7,463
*	Mohawk Industries Inc.	40,100	7,449
	TJX Cos. Inc.	103,996	7,285
	CBS Corp. Class B	117,780	7,141
*	Sirius XM Holdings Inc.	1,746,425	6,671
*	WABCO Holdings Inc.	53,541	6,579
	Interpublic Group of Cos. Inc.	294,400	6,512
	Expedia Inc.	68,906	6,486
	Gap Inc.	148,547	6,437
	DR Horton Inc.	218,469	6,222
	Lennar Corp. Class A	114,153	5,914
	Harman International Industries Inc.	43,600	5,826
*	TripAdvisor Inc.	67,256	5,594
*	Dollar General Corp.	73,900	5,571

Las Vegas Sands Corp.	100,440	5,528
Dillard's Inc. Class A	40,246	5,494
Brinker International Inc.	88,250	5,433
* MGM Resorts International	256,798	5,400
Kohl's Corp.	68,850	5,388
* NVR Inc.	4,050	5,381
* Discovery Communications Inc.	182,374	5,375
Darden Restaurants Inc.	77,080	5,345
* Toll Brothers Inc.	132,160	5,199
PulteGroup Inc.	233,330	5,187
PVH Corp.	48,631	5,182
* Hilton Worldwide Holdings Inc.	171,500	5,080
Hasbro Inc.	77,100	4,876
* Tempur Sealy International Inc.	83,350	4,813
Harley-Davidson Inc.	78,500	4,768
* Hertz Global Holdings Inc.	217,987	4,726
Goodyear Tire & Rubber Co.	170,193	4,609
* Netflix Inc.	10,930	4,554
Foot Locker Inc.	70,600	4,448
Ralph Lauren Corp. Class A	31,300	4,116
Scripps Networks Interactive Inc. Class A	59,478	4,078
Omnicom Group Inc.	50,600	3,946
Gentex Corp.	214,504	3,925
* AutoNation Inc.	60,925	3,919
* Hyatt Hotels Corp. Class A	64,383	3,813
CST Brands Inc.	86,393	3,787
Aaron's Inc.	133,673	3,784
Macy's Inc.	56,800	3,687
* TRW Automotive Holdings Corp.	33,553	3,518
Lamar Advertising Co. Class A	59,186	3,508
* Tesla Motors Inc.	17,950	3,388
* Liberty Ventures Class A	78,415	3,294
John Wiley & Sons Inc. Class A	53,700	3,283
* Under Armour Inc. Class A	40,000	3,230
* Vista Outdoor Inc.	66,200	2,835
* Apollo Education Group Inc.	146,229	2,767
KAR Auction Services Inc.	71,953	2,729
* News Corp. Class A	168,182	2,693
Nordstrom Inc.	32,300	2,594
* Liberty Media Corp.	64,154	2,451
Carnival Corp.	42,100	2,014
* Norwegian Cruise Line Holdings Ltd.	27,300	1,474
Comcast Corp.	26,219	1,470
* Madison Square Garden Co. Class A	16,186	1,370
* Taylor Morrison Home Corp. Class A	64,400	1,343
* Starz	36,277	1,248
* AMC Networks Inc. Class A	16,186	1,240
* Liberty Media Corp. Class A	32,077	1,237
* Liberty Broadband Corp.	20,848	1,180
* Liberty TripAdvisor Holdings Inc. Class A	37,054	1,178
* Michael Kors Holdings Ltd.	17,000	1,118
Coach Inc.	25,900	1,073
GameStop Corp. Class A	20,430	776
Outfront Media Inc.	23,411	700
* Sears Holdings Corp.	15,237	630
* Avis Budget Group Inc.	10,400	614
Best Buy Co. Inc.	15,759	596

Abercrombie & Fitch Co.	23,300	514
Chico's FAS Inc.	28,340	501
* Liberty Broadband Corp. Class A	8,019	453
Lennar Corp. Class B	8,300	341
Mattel Inc.	12,557	287
Cablevision Systems Corp. Class A	14,944	273
* Ulta Salon Cosmetics & Fragrance Inc.	1,700	256
Wynn Resorts Ltd.	2,000	252
* Murphy USA Inc.	3,300	239
* Sally Beauty Holdings Inc.	6,400	220
* Jarden Corp.	4,050	214
* Charter Communications Inc. Class A	1,100	212
* Urban Outfitters Inc.	4,600	210
* Chipotle Mexican Grill Inc. Class A	300	195
* DISH Network Corp. Class A	2,600	182
* LKQ Corp.	6,700	171
* Live Nation Entertainment Inc.	6,700	169
Big Lots Inc.	3,500	168
* DreamWorks Animation SKG Inc. Class A	6,900	167
* Panera Bread Co. Class A	1,000	160
Staples Inc.	9,495	155
* Visteon Corp.	1,600	154
* Cabela's Inc.	2,600	146
* HomeAway Inc.	4,800	145
Nielsen NV	3,000	134
* Deckers Outdoor Corp.	1,800	131
Fortune Brands Home & Security Inc.	2,546	121
* Fossil Group Inc.	1,400	115
* Discovery Communications Inc. Class A	2,100	65
Nu Skin Enterprises Inc. Class A	993	60
		972,765
Consumer Staples (7.9%)
Procter & Gamble Co.	798,478	65,427
Coca-Cola Co.	1,145,800	46,462
PepsiCo Inc.	469,139	44,859
CVS Health Corp.	388,354	40,082
Philip Morris International Inc.	426,809	32,151
Walgreens Boots Alliance Inc.	302,300	25,599
Altria Group Inc.	422,823	21,150
Colgate-Palmolive Co.	278,100	19,283
Mondelez International Inc. Class A	491,665	17,744
Kroger Co.	221,700	16,996
Archer-Daniels-Midland Co.	243,273	11,531
* Monster Beverage Corp.	73,400	10,158
* Constellation Brands Inc. Class A	87,020	10,113
Kraft Foods Group Inc.	106,194	9,251
Mead Johnson Nutrition Co.	88,169	8,864
Dr Pepper Snapple Group Inc.	109,700	8,609
Clorox Co.	72,120	7,961
Keurig Green Mountain Inc.	70,883	7,920
Brown-Forman Corp. Class B	83,503	7,544
Hershey Co.	72,600	7,326
Church & Dwight Co. Inc.	84,188	7,191
Coca-Cola Enterprises Inc.	153,000	6,763
Tyson Foods Inc. Class A	174,584	6,687
* WhiteWave Foods Co. Class A	149,340	6,622
Energizer Holdings Inc.	45,169	6,236

Hormel Foods Corp.	105,200	5,981
JM Smucker Co.	49,024	5,674
McCormick & Co. Inc.	70,300	5,421
Molson Coors Brewing Co. Class B	71,900	5,353
General Mills Inc.	88,800	5,026
Kimberly-Clark Corp.	45,440	4,867
Campbell Soup Co.	97,400	4,534
Ingredion Inc.	54,900	4,272
Bunge Ltd.	50,053	4,122
Whole Foods Market Inc.	75,930	3,954
Pilgrim's Pride Corp.	141,602	3,199
Kellogg Co.	22,800	1,504
Sysco Corp.	17,111	646
ConAgra Foods Inc.	11,200	409
* Hain Celestial Group Inc.	3,400	218
* Rite Aid Corp.	23,400	203
* Sprouts Farmers Market Inc.	4,800	169
		508,081
Energy (7.6%)
Exxon Mobil Corp.	1,288,164	109,494
Chevron Corp.	569,538	59,790
Schlumberger Ltd.	324,236	27,054
EOG Resources Inc.	201,800	18,503
ConocoPhillips	260,332	16,208
Anadarko Petroleum Corp.	177,823	14,725
Occidental Petroleum Corp.	190,339	13,895
Halliburton Co.	296,700	13,019
Phillips 66	157,963	12,416
Valero Energy Corp.	182,480	11,609
Baker Hughes Inc.	173,271	11,017
Pioneer Natural Resources Co.	64,209	10,499
Hess Corp.	123,200	8,362
Kinder Morgan Inc.	185,703	7,811
National Oilwell Varco Inc.	146,541	7,326
Cabot Oil & Gas Corp.	247,740	7,316
Noble Energy Inc.	147,000	7,188
EQT Corp.	85,900	7,118
* Concho Resources Inc.	56,600	6,561
Williams Cos. Inc.	128,600	6,506
Cimarex Energy Co.	56,501	6,503
* Dresser-Rand Group Inc.	76,955	6,183
Range Resources Corp.	117,800	6,130
* Southwestern Energy Co.	252,811	5,863
* Cameron International Corp.	122,202	5,514
World Fuel Services Corp.	90,147	5,182
Apache Corp.	82,251	4,962
* FMC Technologies Inc.	128,900	4,771
Marathon Petroleum Corp.	46,450	4,756
Energen Corp.	71,500	4,719
SM Energy Co.	90,907	4,698
* Newfield Exploration Co.	129,201	4,534
* Ultra Petroleum Corp.	269,956	4,219
QEP Resources Inc.	190,451	3,971
Helmerich & Payne Inc.	57,980	3,947
* Continental Resources Inc.	87,685	3,829
* Whiting Petroleum Corp.	105,425	3,258
* Cobalt International Energy Inc.	343,444	3,232

Superior Energy Services Inc.	142,983	3,194
* Kosmos Energy Ltd.	375,989	2,974
Patterson-UTI Energy Inc.	135,089	2,536
CONSOL Energy Inc.	89,413	2,494
* WPX Energy Inc.	226,881	2,480
Marathon Oil Corp.	92,900	2,426
Tesoro Corp.	26,500	2,419
* Oil States International Inc.	53,200	2,116
* Rice Energy Inc.	80,400	1,749
Rowan Cos. plc Class A	80,600	1,427
Diamond Offshore Drilling Inc.	36,065	966
Chesapeake Energy Corp.	61,153	866
* NOW Inc.	36,635	793
Atwood Oceanics Inc.	25,900	728
California Resources Corp.	76,135	579
Devon Energy Corp.	7,942	479
* Cheniere Energy Inc.	2,500	193
* Gulfport Energy Corp.	2,700	124
* Dril-Quip Inc.	1,500	103
* Antero Resources Corp.	2,600	92
* EP Energy Corp. Class A	7,600	80
* Laredo Petroleum Inc.	5,500	72
* Oasis Petroleum Inc.	3,200	45
* Seventy Seven Energy Inc.	4,368	18
		491,641
Financial Services (19.0%)
* Berkshire Hathaway Inc. Class B	578,845	83,539
Wells Fargo & Co.	1,451,001	78,934
JPMorgan Chase & Co.	1,111,121	67,312
Citigroup Inc.	987,910	50,897
Bank of America Corp.	2,920,050	44,940
Visa Inc. Class A	656,392	42,935
MasterCard Inc. Class A	350,450	30,275
American International Group Inc.	492,413	26,979
American Express Co.	300,500	23,475
Simon Property Group Inc.	105,415	20,623
Goldman Sachs Group Inc.	109,200	20,526
US Bancorp	401,300	17,525
American Tower Corporation	155,200	14,612
Charles Schwab Corp.	453,999	13,820
Prudential Financial Inc.	161,904	13,003
State Street Corp.	164,978	12,131
McGraw Hill Financial Inc.	117,000	12,098
Ameriprise Financial Inc.	87,960	11,509
Public Storage	58,140	11,462
Crown Castle International Corp.	138,623	11,442
Discover Financial Services	202,200	11,394
Aflac Inc.	172,500	11,042
Travelers Cos. Inc.	101,877	11,016
* Fiserv Inc.	133,700	10,616
Boston Properties Inc.	71,800	10,086
SunTrust Banks Inc.	235,290	9,668
Capital One Financial Corp.	117,800	9,285
Equity Residential	115,600	9,001
Fidelity National Information Services Inc.	130,478	8,880
General Growth Properties Inc.	298,643	8,825
Intercontinental Exchange Inc.	37,569	8,764

Franklin Resources Inc.	166,200	8,529
Lincoln National Corp.	143,986	8,273
Essex Property Trust Inc.	35,848	8,241
* CBRE Group Inc. Class A	209,990	8,129
AvalonBay Communities Inc.	46,175	8,046
Morgan Stanley	211,400	7,545
T. Rowe Price Group Inc.	92,978	7,529
SL Green Realty Corp.	58,110	7,460
* E*TRADE Financial Corp.	257,379	7,349
Progressive Corp.	267,900	7,287
Allstate Corp.	102,300	7,281
Moody's Corp.	70,100	7,276
* Markel Corp.	9,176	7,056
Loews Corp.	172,180	7,030
Fifth Third Bancorp	368,920	6,954
Weyerhaeuser Co.	209,214	6,935
Global Payments Inc.	75,417	6,914
Host Hotels & Resorts Inc.	341,972	6,901
KeyCorp	486,169	6,884
Equifax Inc.	74,000	6,882
Jones Lang LaSalle Inc.	40,177	6,846
MSCI Inc. Class A	109,064	6,687
Federal Realty Investment Trust	44,921	6,613
* Affiliated Managers Group Inc.	30,550	6,562
TD Ameritrade Holding Corp.	174,400	6,498
Aon plc	65,800	6,325
* Howard Hughes Corp.	38,899	6,030
MetLife Inc.	118,542	5,992
CIT Group Inc.	130,535	5,890
M&T Bank Corp.	46,286	5,878
* Arch Capital Group Ltd.	95,300	5,871
NASDAQ OMX Group Inc.	114,892	5,853
Principal Financial Group Inc.	113,500	5,831
* Alleghany Corp.	11,959	5,824
First Republic Bank	100,857	5,758
PNC Financial Services Group Inc.	61,188	5,705
Torchmark Corp.	102,975	5,655
Unum Group	166,800	5,626
Reinsurance Group of America Inc. Class A	58,819	5,481
SEI Investments Co.	123,770	5,457
East West Bancorp Inc.	134,700	5,450
* Forest City Enterprises Inc. Class A	212,191	5,415
* Signature Bank	41,700	5,404
* Realogy Holdings Corp.	116,791	5,312
CME Group Inc.	55,950	5,299
BlackRock Inc.	14,450	5,286
Raymond James Financial Inc.	89,650	5,090
Zions Bancorporation	187,184	5,054
HCC Insurance Holdings Inc.	87,200	4,942
WR Berkley Corp.	97,596	4,930
* Popular Inc.	140,844	4,844
Prologis Inc.	109,525	4,771
Equity LifeStyle Properties Inc.	86,764	4,768
White Mountains Insurance Group Ltd.	6,830	4,675
Extra Space Storage Inc.	69,100	4,669
Dun & Bradstreet Corp.	36,200	4,647
Assurant Inc.	75,300	4,624

Taubman Centers Inc.	59,362	4,579
First Horizon National Corp.	319,894	4,571
Bank of New York Mellon Corp.	112,806	4,539
Alexandria Real Estate Equities Inc.	45,430	4,454
Apartment Investment & Management Co.	108,443	4,268
Plum Creek Timber Co. Inc.	97,800	4,249
* CoreLogic Inc.	116,846	4,121
American Homes 4 Rent Class A	248,100	4,106
Douglas Emmett Inc.	137,173	4,089
DDR Corp.	216,364	4,029
TFS Financial Corp.	272,520	4,001
Brixmor Property Group Inc.	150,000	3,983
* SLM Corp.	426,482	3,958
Hospitality Properties Trust	119,270	3,935
Brown & Brown Inc.	118,600	3,927
Leucadia National Corp.	175,134	3,904
Commerce Bancshares Inc.	91,480	3,871
Post Properties Inc.	63,600	3,621
* Alliance Data Systems Corp.	12,200	3,614
Hanover Insurance Group Inc.	49,600	3,600
Eaton Vance Corp.	86,202	3,589
WP GLIMCHER Inc.	209,824	3,489
StanCorp Financial Group Inc.	50,600	3,471
Retail Properties of America Inc.	209,357	3,356
* MBIA Inc.	359,744	3,346
Camden Property Trust	42,400	3,313
Cullen/Frost Bankers Inc.	47,600	3,288
Broadridge Financial Solutions Inc.	58,725	3,230
Associated Banc-Corp	170,670	3,174
Chubb Corp.	30,900	3,124
* Nationstar Mortgage Holdings Inc.	121,273	3,004
Lazard Ltd. Class A	55,686	2,929
CNA Financial Corp.	69,500	2,879
Total System Services Inc.	74,759	2,852
* Genworth Financial Inc. Class A	373,060	2,727
Hartford Financial Services Group Inc.	64,184	2,684
Navient Corp.	131,845	2,680
Legg Mason Inc.	47,500	2,622
* SVB Financial Group	19,300	2,452
BOK Financial Corp.	38,571	2,361
ACE Ltd.	20,902	2,330
Jack Henry & Associates Inc.	31,457	2,199
BB&T Corp.	53,000	2,066
American Financial Group Inc.	32,200	2,066
Digital Realty Trust Inc.	28,440	1,876
Interactive Brokers Group Inc.	51,335	1,746
Northern Trust Corp.	19,050	1,327
Bank of Hawaii Corp.	20,100	1,230
Iron Mountain Inc.	28,895	1,054
FNF Group	25,361	932
People's United Financial Inc.	42,614	648
Santander Consumer USA Holdings Inc.	25,100	581
Invesco Ltd.	12,010	477
Western Union Co.	11,625	242
Equinix Inc.	818	191
* FleetCor Technologies Inc.	1,200	181
* Vantiv Inc. Class A	4,700	177

* Ally Financial Inc.	6,000	126
* Zillow Group Inc. Class A	1,200	120
		1,232,235
Health Care (14.3%)
Johnson & Johnson	816,098	82,099
Pfizer Inc.	1,673,784	58,231
* Gilead Sciences Inc.	500,800	49,143
Merck & Co. Inc.	761,068	43,746
Amgen Inc.	250,737	40,080
UnitedHealth Group Inc.	328,662	38,877
* Actavis plc	125,813	37,444
* Biogen Inc.	80,941	34,177
* Celgene Corp.	279,038	32,167
Bristol-Myers Squibb Co.	414,633	26,744
Medtronic plc	308,171	24,034
AbbVie Inc.	407,600	23,861
* Express Scripts Holding Co.	273,395	23,722
Thermo Fisher Scientific Inc.	146,156	19,635
McKesson Corp.	85,524	19,346
Abbott Laboratories	407,600	18,884
Anthem Inc.	116,816	18,038
Aetna Inc.	144,422	15,385
Cigna Corp.	118,300	15,313
Eli Lilly & Co.	193,109	14,029
* Alexion Pharmaceuticals Inc.	76,585	13,272
Cardinal Health Inc.	145,512	13,135
Humana Inc.	72,800	12,960
Becton Dickinson and Co.	88,470	12,703
* Vertex Pharmaceuticals Inc.	103,788	12,244
* Regeneron Pharmaceuticals Inc.	26,895	12,143
AmerisourceBergen Corp. Class A	106,600	12,117
* Mylan NV	183,570	10,895
Perrigo Co. plc	64,011	10,597
Zoetis Inc.	228,682	10,586
Stryker Corp.	109,200	10,074
Zimmer Holdings Inc.	81,170	9,539
* Hospira Inc.	103,240	9,069
* Incyte Corp.	96,900	8,882
Baxter International Inc.	127,341	8,723
St. Jude Medical Inc.	131,832	8,622
* Endo International plc	88,447	7,934
* Henry Schein Inc.	53,700	7,498
Agilent Technologies Inc.	179,106	7,442
Universal Health Services Inc. Class B	60,400	7,110
* Laboratory Corp. of America Holdings	53,910	6,798
Cooper Cos. Inc.	33,500	6,279
PerkinElmer Inc.	109,504	5,600
Quest Diagnostics Inc.	72,800	5,595
* QIAGEN NV	205,602	5,181
CR Bard Inc.	29,300	4,903
DENTSPLY International Inc.	95,800	4,875
* Health Net Inc.	78,100	4,724
Bio-Techne Corp.	46,700	4,684
* Myriad Genetics Inc.	127,700	4,521
Teleflex Inc.	37,000	4,471
Patterson Cos. Inc.	73,530	3,588
Omnicare Inc.	40,900	3,152

* Varian Medical Systems Inc.	30,000	2,823
* Bruker Corp.	139,644	2,579
* Boston Scientific Corp.	111,650	1,982
* Medivation Inc.	14,754	1,904
* Mallinckrodt plc	6,525	826
* DaVita HealthCare Partners Inc.	6,700	545
* Intuitive Surgical Inc.	1,030	520
* Pharmacyclics Inc.	1,900	486
* United Therapeutics Corp.	1,900	328
* BioMarin Pharmaceutical Inc.	2,600	324
* Brookdale Senior Living Inc.	8,400	317
* Centene Corp.	4,400	311
* Halyard Health Inc.	5,680	279
* Alnylam Pharmaceuticals Inc.	2,500	261
* Edwards Lifesciences Corp.	1,800	256
* VCA Inc.	4,500	247
* Charles River Laboratories International Inc.	3,100	246
* Cerner Corp.	3,100	227
* HCA Holdings Inc.	3,000	226
* Catamaran Corp.	3,600	214
* Premier Inc. Class A	5,600	210
* Quintiles Transnational Holdings Inc.	3,100	208
* Salix Pharmaceuticals Ltd.	1,200	207
* MEDNAX Inc.	2,800	203
* Hologic Inc.	6,100	201
* Alkermes plc	3,300	201
* Alere Inc.	4,000	196
* Bio-Rad Laboratories Inc. Class A	1,400	189
* Illumina Inc.	1,000	186
* IDEXX Laboratories Inc.	1,200	185
* LifePoint Hospitals Inc.	2,500	184
* Community Health Systems Inc.	3,500	183
* Jazz Pharmaceuticals plc	1,000	173
* Sirona Dental Systems Inc.	1,900	171
* Envision Healthcare Holdings Inc.	4,300	165
* Tenet Healthcare Corp.	3,300	163
* Veeva Systems Inc. Class A	6,200	158
* Align Technology Inc.	2,900	156
* athenahealth Inc.	1,300	155
* Seattle Genetics Inc.	4,200	148
		923,414
Materials & Processing (4.0%)
Ecolab Inc.	110,420	12,630
Precision Castparts Corp.	59,700	12,537
Praxair Inc.	103,500	12,497
Monsanto Co.	108,357	12,195
LyondellBasell Industries NV Class A	132,900	11,669
EI du Pont de Nemours & Co.	160,300	11,457
Sherwin-Williams Co.	40,131	11,417
Dow Chemical Co.	191,940	9,209
Sigma-Aldrich Corp.	65,500	9,055
CF Industries Holdings Inc.	28,660	8,130
Vulcan Materials Co.	90,417	7,622
Ball Corp.	100,000	7,064
Sealed Air Corp.	138,872	6,327
Nucor Corp.	129,600	6,160
Martin Marietta Materials Inc.	43,900	6,137

* Crown Holdings Inc.	111,000	5,996
Newmont Mining Corp.	269,994	5,862
* WR Grace & Co.	58,889	5,822
Celanese Corp. Class A	99,111	5,536
Valspar Corp.	65,700	5,521
FMC Corp.	94,700	5,422
Fastenal Co.	126,000	5,221
Cytec Industries Inc.	94,800	5,123
Westlake Chemical Corp.	68,108	4,900
United States Steel Corp.	194,900	4,756
Airgas Inc.	43,400	4,605
Albemarle Corp.	87,143	4,605
Owens Corning	104,987	4,556
* Platform Specialty Products Corp.	169,809	4,357
* Owens-Illinois Inc.	185,089	4,316
Royal Gold Inc.	66,657	4,207
Lennox International Inc.	35,090	3,919
PPG Industries Inc.	15,720	3,546
Scotts Miracle-Gro Co. Class A	51,099	3,432
Valmont Industries Inc.	25,537	3,138
Mosaic Co.	68,100	3,137
Reliance Steel & Aluminum Co.	46,300	2,828
Eastman Chemical Co.	35,507	2,459
Packaging Corp. of America	26,600	2,080
International Paper Co.	35,900	1,992
* USG Corp.	71,300	1,904
Tahoe Resources Inc.	173,304	1,899
Allegheny Technologies Inc.	50,100	1,504
Freeport-McMoRan Inc.	73,200	1,387
Southern Copper Corp.	39,524	1,153
Air Products & Chemicals Inc.	5,700	862
Hexcel Corp.	3,700	190
* Armstrong World Industries Inc.	2,700	155
* MRC Global Inc.	3,181	38
* Veritiv Corp.	686	30
		260,564
Producer Durables (11.0%)
General Electric Co.	2,750,669	68,244
Boeing Co.	236,770	35,534
United Technologies Corp.	280,100	32,828
Union Pacific Corp.	262,428	28,424
3M Co.	154,200	25,435
Danaher Corp.	219,500	18,636
FedEx Corp.	111,000	18,365
General Dynamics Corp.	121,400	16,478
Delta Air Lines Inc.	351,400	15,799
Honeywell International Inc.	143,400	14,958
United Parcel Service Inc. Class B	147,300	14,279
Illinois Tool Works Inc.	141,200	13,716
Southwest Airlines Co.	297,337	13,172
CSX Corp.	389,800	12,910
Norfolk Southern Corp.	121,650	12,520
* United Continental Holdings Inc.	173,800	11,688
Northrop Grumman Corp.	72,268	11,632
Cummins Inc.	75,400	10,453
Caterpillar Inc.	128,820	10,309
Accenture plc Class A	97,213	9,108

PACCAR Inc.	142,910	9,023
Raytheon Co.	80,915	8,840
Roper Industries Inc.	49,700	8,548
Emerson Electric Co.	142,400	8,063
Parker-Hannifin Corp.	67,500	8,018
Waste Management Inc.	140,297	7,608
Xerox Corp.	577,604	7,422
Textron Inc.	165,420	7,333
Deere & Co.	82,916	7,271
AMETEK Inc.	137,475	7,223
Rockwell Collins Inc.	73,700	7,116
* Mettler-Toledo International Inc.	21,600	7,099
* Verisk Analytics Inc. Class A	99,105	7,076
* Stericycle Inc.	49,808	6,995
Pall Corp.	69,300	6,957
Lockheed Martin Corp.	33,914	6,883
Wabtec Corp.	71,600	6,803
L-3 Communications Holdings Inc.	54,000	6,793
* Waters Corp.	53,150	6,608
Expeditors International of Washington Inc.	133,861	6,449
WW Grainger Inc.	27,000	6,367
Huntington Ingalls Industries Inc.	45,000	6,307
JB Hunt Transport Services Inc.	68,896	5,883
Cintas Corp.	70,766	5,777
IDEX Corp.	71,845	5,448
Robert Half International Inc.	87,500	5,295
American Airlines Group Inc.	99,800	5,267
Carlisle Cos. Inc.	56,500	5,234
Flowserve Corp.	87,550	4,946
* Zebra Technologies Corp.	53,557	4,858
ManpowerGroup Inc.	54,600	4,704
TransDigm Group Inc.	21,334	4,666
Fluor Corp.	81,200	4,641
Toro Co.	66,100	4,635
* Quanta Services Inc.	156,048	4,452
* Jacobs Engineering Group Inc.	98,466	4,447
FLIR Systems Inc.	141,500	4,426
Towers Watson & Co. Class A	33,200	4,389
Terex Corp.	162,566	4,323
* HD Supply Holdings Inc.	137,450	4,282
Manitowoc Co. Inc.	190,600	4,109
Landstar System Inc.	61,589	4,083
Automatic Data Processing Inc.	47,100	4,034
* AECOM	128,801	3,970
Oshkosh Corp.	80,757	3,940
Donaldson Co. Inc.	103,200	3,892
* Copart Inc.	88,600	3,329
SPX Corp.	37,400	3,175
Xylem Inc.	87,100	3,050
MSC Industrial Direct Co. Inc. Class A	41,700	3,011
* Keysight Technologies Inc.	78,303	2,909
Stanley Black & Decker Inc.	26,745	2,550
* Orbital ATK Inc.	33,100	2,536
Allison Transmission Holdings Inc.	68,285	2,181
Lexmark International Inc. Class A	50,300	2,130
Exelis Inc.	87,100	2,123
Joy Global Inc.	52,500	2,057

Eaton Corp. plc	29,894	2,031
Graco Inc.	27,658	1,996
Ryder System Inc.	20,932	1,986
ITT Corp.	43,550	1,738
* Navistar International Corp.	36,334	1,072
AGCO Corp.	19,523	930
Republic Services Inc. Class A	19,512	791
* Old Dominion Freight Line Inc.	9,500	734
ADT Corp.	12,650	525
KBR Inc.	26,449	383
Pentair plc	6,070	382
Babcock & Wilcox Co.	10,920	350
* Vectrus Inc.	9,938	253
* Spirit AeroSystems Holdings Inc. Class A	4,500	235
* Genpact Ltd.	9,100	212
* CoStar Group Inc.	1,000	198
* Spirit Airlines Inc.	2,400	186
CH Robinson Worldwide Inc.	2,249	165
* United Rentals Inc.	1,500	137
* Genesee & Wyoming Inc. Class A	1,400	135
* IHS Inc. Class A	1,100	125
* WESCO International Inc.	1,700	119
B/E Aerospace Inc.	1,700	108
* Middleby Corp.	800	82
* KLX Inc.	850	33
		710,948
Technology (16.6%)
Apple Inc.	1,821,360	226,632
Microsoft Corp.	2,288,040	93,020
* Facebook Inc. Class A	640,317	52,644
* Google Inc. Class A	90,988	50,471
* Google Inc. Class C	92,098	50,470
International Business Machines Corp.	300,858	48,288
Oracle Corp.	1,060,834	45,775
Intel Corp.	1,266,085	39,590
Cisco Systems Inc.	1,395,220	38,403
QUALCOMM Inc.	472,620	32,771
Texas Instruments Inc.	389,800	22,291
EMC Corp.	731,900	18,707
* Yahoo! Inc.	380,920	16,926
* salesforce.com inc	237,891	15,893
* Cognizant Technology Solutions Corp. Class A	250,394	15,622
* Adobe Systems Inc.	199,900	14,781
Intuit Inc.	126,660	12,281
* Micron Technology Inc.	428,808	11,634
Hewlett-Packard Co.	365,623	11,393
Broadcom Corp. Class A	255,750	11,073
Corning Inc.	478,200	10,846
Amphenol Corp. Class A	159,600	9,405
Western Digital Corp.	98,400	8,955
* SBA Communications Corp. Class A	71,003	8,314
* Autodesk Inc.	129,388	7,587
Applied Materials Inc.	335,600	7,571
Analog Devices Inc.	118,166	7,444
Symantec Corp.	316,351	7,392
Altera Corp.	164,935	7,077
NVIDIA Corp.	329,244	6,889

Lam Research Corp.	96,945	6,809
Activision Blizzard Inc.	293,000	6,658
* Citrix Systems Inc.	103,656	6,621
Juniper Networks Inc.	289,429	6,535
NetApp Inc.	181,663	6,442
Brocade Communications Systems Inc.	532,900	6,323
Skyworks Solutions Inc.	63,186	6,211
Linear Technology Corp.	124,200	5,813
* Arrow Electronics Inc.	89,700	5,485
KLA-Tencor Corp.	90,600	5,281
CDK Global Inc.	112,403	5,256
* Synopsys Inc.	113,190	5,243
Computer Sciences Corp.	78,900	5,151
* VeriFone Systems Inc.	145,152	5,064
* Cadence Design Systems Inc.	271,260	5,002
Avnet Inc.	108,600	4,833
DST Systems Inc.	42,800	4,738
Motorola Solutions Inc.	69,204	4,614
Teradyne Inc.	215,545	4,063
Atmel Corp.	490,052	4,033
* FireEye Inc.	97,800	3,839
* AOL Inc.	96,440	3,820
* Ingram Micro Inc.	148,402	3,728
CA Inc.	113,266	3,694
* Tech Data Corp.	62,310	3,600
* Teradata Corp.	78,564	3,468
Solera Holdings Inc.	63,396	3,275
Xilinx Inc.	71,336	3,018
* NCR Corp.	99,574	2,938
* Zynga Inc. Class A	950,300	2,708
* Rovi Corp.	141,500	2,577
* Twitter Inc.	40,000	2,003
IAC/InterActiveCorp	24,515	1,654
Microchip Technology Inc.	31,400	1,535
* SunEdison Inc.	38,500	924
* VeriSign Inc.	10,305	690
Amdocs Ltd.	12,000	653
Harris Corp.	4,300	339
Avago Technologies Ltd. Class A	2,400	305
* Palo Alto Networks Inc.	2,000	292
* Electronic Arts Inc.	4,900	288
* Freescale Semiconductor Ltd.	6,700	273
* Fortinet Inc.	7,300	255
* LinkedIn Corp. Class A	1,000	250
* Red Hat Inc.	3,200	242
* Tableau Software Inc. Class A	2,500	231
* SolarWinds Inc.	4,500	231
* ServiceNow Inc.	2,900	228
* Rackspace Hosting Inc.	4,400	227
* IPG Photonics Corp.	2,300	213
* ON Semiconductor Corp.	17,500	212
* Informatica Corp.	4,800	211
* ANSYS Inc.	2,300	203
Sabre Corp.	8,100	197
* Splunk Inc.	3,300	195
* NetSuite Inc.	2,100	195
* Gartner Inc.	2,300	193

* Akamai Technologies Inc.	2,700	192
* CommScope Holding Co. Inc.	6,500	186
* IMS Health Holdings Inc.	6,700	181
* Groupon Inc. Class A	24,100	174
* PTC Inc.	4,700	170
* JDS Uniphase Corp.	12,900	169
* Workday Inc. Class A	2,000	169
* Riverbed Technology Inc.	7,800	163
* F5 Networks Inc.	1,400	161
* VMware Inc. Class A	1,900	156
* EchoStar Corp. Class A	2,900	150
Dolby Laboratories Inc. Class A	3,700	141
* ARRIS Group Inc.	4,700	136
* Knowles Corp.	1,550	30
* Advanced Micro Devices Inc.	5,300	14
		1,071,416
Utilities (4.6%)
Verizon Communications Inc.	1,060,604	51,577
AT&T Inc.	1,292,704	42,207
NextEra Energy Inc.	162,407	16,898
Sempra Energy	102,036	11,124
Dominion Resources Inc.	140,897	9,985
* Level 3 Communications Inc.	163,470	8,801
Edison International	140,100	8,752
Duke Energy Corp.	111,730	8,579
PG&E Corp.	157,850	8,377
Eversource Energy	154,724	7,817
NiSource Inc.	171,898	7,591
Wisconsin Energy Corp.	128,884	6,380
American Water Works Co. Inc.	117,268	6,357
* Calpine Corp.	272,180	6,225
AES Corp.	477,067	6,130
NRG Energy Inc.	240,106	6,048
CMS Energy Corp.	169,809	5,928
* T-Mobile US Inc.	185,517	5,879
Southern Co.	124,900	5,531
OGE Energy Corp.	165,300	5,225
ITC Holdings Corp.	134,079	5,019
Aqua America Inc.	183,828	4,844
CenterPoint Energy Inc.	228,827	4,670
UGI Corp.	137,359	4,476
* Sprint Corp.	944,060	4,475
Integrys Energy Group Inc.	61,481	4,428
SCANA Corp.	80,500	4,427
National Fuel Gas Co.	72,197	4,356
Telephone & Data Systems Inc.	157,255	3,916
American Electric Power Co. Inc.	60,600	3,409
MDU Resources Group Inc.	156,150	3,332
* United States Cellular Corp.	92,395	3,300
Questar Corp.	130,344	3,110
Consolidated Edison Inc.	44,100	2,690
Exelon Corp.	79,200	2,662
FirstEnergy Corp.	65,463	2,295
CenturyLink Inc.	56,364	1,947
Entergy Corp.	20,400	1,581

Frontier Communications Corp.		5	—
			300,348
Total Common Stocks (Cost $3,197,154)			6,471,412
	Coupon
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund (Cost $6,844)	0.128%	6,844,459	6,844

Total Investments (100.1%) (Cost $3,203,998)			6,478,256
Other Assets and Liabilities-Net (-0.1%)			(6,510)
Net Assets (100%)			6,471,746

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At March 31, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At March 31, 2015, the cost of investment securities for tax purposes was $3,204,005,000. Net unrealized appreciation of investment securities for tax purposes was $3,274,251,000, consisting of unrealized gains of $3,296,426,000 on securities that had risen in value since their purchase and $22,175,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed Balanced Fund

Schedule of Investments
As of March 31, 2015

			Market
			Value
		Shares	($000)
Common Stocks (48.1%)
Consumer Discretionary (7.1%)
	Walt Disney Co.	81,966	8,597
*	Amazon.com Inc.	19,302	7,182
	Comcast Corp. Class A	119,645	6,756
	Home Depot Inc.	59,399	6,748
	Wal-Mart Stores Inc.	69,249	5,696
	Lowe's Cos. Inc.	55,315	4,115
*	eBay Inc.	69,244	3,994
	Time Warner Inc.	45,596	3,850
	Costco Wholesale Corp.	24,417	3,699
	Twenty-First Century Fox Inc. Class A	105,851	3,582
	NIKE Inc. Class B	33,894	3,401
*	Priceline Group Inc.	2,898	3,374
	Starbucks Corp.	35,463	3,358
	McDonald's Corp.	31,774	3,096
	TJX Cos. Inc.	40,786	2,857
*	DIRECTV	28,418	2,418
	Ford Motor Co.	142,400	2,298
	Johnson Controls Inc.	41,800	2,108
	CBS Corp. Class B	32,313	1,959
	Target Corp.	22,045	1,809
	Macy's Inc.	25,294	1,642
*	Dollar General Corp.	21,600	1,628
	General Motors Co.	43,400	1,628
*	O'Reilly Automotive Inc.	7,462	1,614
	Ross Stores Inc.	15,104	1,591
*	AutoZone Inc.	2,241	1,529
	Estee Lauder Cos. Inc. Class A	17,318	1,440
	Yum! Brands Inc.	18,105	1,425
	Marriott International Inc. Class A	16,383	1,316
	Time Warner Cable Inc.	8,243	1,236
	Starwood Hotels & Resorts Worldwide Inc.	14,307	1,195
	Royal Caribbean Cruises Ltd.	14,547	1,191
	BorgWarner Inc.	19,652	1,189
*	DISH Network Corp. Class A	16,705	1,170
	Hanesbrands Inc.	34,800	1,166
	Harley-Davidson Inc.	18,690	1,135
	Signet Jewelers Ltd.	8,100	1,124
*	Bed Bath & Beyond Inc.	14,000	1,075
	Tractor Supply Co.	12,514	1,064
	Harman International Industries Inc.	7,907	1,057
	Advance Auto Parts Inc.	6,964	1,042
	Wyndham Worldwide Corp.	11,500	1,040
*	Dollar Tree Inc.	12,588	1,022
	Coach Inc.	24,420	1,012
*	Jarden Corp.	19,007	1,006
	DR Horton Inc.	35,222	1,003
	Expedia Inc.	10,491	988
	Newell Rubbermaid Inc.	25,118	981
*	Sirius XM Holdings Inc.	255,300	975

Lennar Corp. Class A	18,723	970
Carnival Corp.	19,950	954
Lear Corp.	8,600	953
PVH Corp.	8,583	915
Gap Inc.	20,985	909
* Michael Kors Holdings Ltd.	13,800	907
Polaris Industries Inc.	6,400	903
* WABCO Holdings Inc.	7,296	897
Kohl's Corp.	11,385	891
Family Dollar Stores Inc.	11,066	877
Fortune Brands Home & Security Inc.	18,025	856
Scripps Networks Interactive Inc. Class A	12,268	841
Service Corp. International	30,800	802
Gentex Corp.	42,370	775
Domino's Pizza Inc.	7,600	764
Dunkin' Brands Group Inc.	15,292	727
Restaurant Brands International Inc.	18,711	719
Dillard's Inc. Class A	5,213	712
* NVR Inc.	530	704
* Hilton Worldwide Holdings Inc.	23,650	701
CST Brands Inc.	15,766	691
Big Lots Inc.	14,300	687
Thor Industries Inc.	10,800	683
Brinker International Inc.	10,837	667
Chico's FAS Inc.	36,100	639
Wendy's Co.	57,670	629
* Starz	17,904	616
Aaron's Inc.	21,611	612
John Wiley & Sons Inc. Class A	9,618	588
* TripAdvisor Inc.	6,391	532
* Liberty Media Corp.	13,608	520
DeVry Education Group Inc.	15,000	500
Viacom Inc. Class B	7,227	494
* Vista Outdoor Inc.	10,772	461
* Liberty Media Corp. Class A	11,947	461
* Discovery Communications Inc.	13,841	408
Ralph Lauren Corp. Class A	3,073	404
* Liberty Ventures Class A	9,144	384
Omnicom Group Inc.	4,800	374
Comcast Corp.	6,476	363
* Visteon Corp.	3,700	357
* TRW Automotive Holdings Corp.	3,200	336
* News Corp. Class A	19,237	308
Las Vegas Sands Corp.	5,400	297
* Liberty Broadband Corp.	4,681	265
* Panera Bread Co. Class A	1,500	240
* Discovery Communications Inc. Class A	6,841	210
* Taylor Morrison Home Corp. Class A	9,600	200
Outfront Media Inc.	6,329	189
* Liberty Broadband Corp. Class A	2,986	169
* MGM Resorts International	8,013	169
* Murphy USA Inc.	2,175	157
* Toll Brothers Inc.	3,600	142
* Tesla Motors Inc.	700	132
* Netflix Inc.	277	115
* Liberty Interactive Corp. Class A	3,238	95
* AMC Networks Inc. Class A	1,073	82

* Chipotle Mexican Grill Inc. Class A	100	65
* Charter Communications Inc. Class A	300	58
* Mohawk Industries Inc.	300	56
* Norwegian Cruise Line Holdings Ltd.	1,000	54
* Fossil Group Inc.	600	50
* LKQ Corp.	1,900	49
* Under Armour Inc. Class A	600	48
Lamar Advertising Co. Class A	800	47
* Liberty TripAdvisor Holdings Inc. Class A	1,484	47
* Ulta Salon Cosmetics & Fragrance Inc.	300	45
* Madison Square Garden Co. Class A	500	42
* CarMax Inc.	600	41
* Sally Beauty Holdings Inc.	1,200	41
* Apollo Education Group Inc.	2,000	38
* Sears Holdings Corp.	900	37
* Urban Outfitters Inc.	800	37
* Avis Budget Group Inc.	600	35
* Tempur Sealy International Inc.	600	35
* Live Nation Entertainment Inc.	1,300	33
* AutoNation Inc.	500	32
* DreamWorks Animation SKG Inc. Class A	1,300	32
* Hyatt Hotels Corp. Class A	500	30
* Deckers Outdoor Corp.	400	29
* Cabela's Inc.	500	28
Lennar Corp. Class B	680	28
* HomeAway Inc.	900	27
Wynn Resorts Ltd.	200	25
* Ascena Retail Group Inc.	1,700	25
H&R Block Inc.	500	16
* Pandora Media Inc.	900	15
* zulily Inc. Class A	800	10
Cablevision Systems Corp. Class A	394	7
Remy International Inc.	193	4
		148,500
Consumer Staples (3.8%)
Procter & Gamble Co.	117,649	9,640
PepsiCo Inc.	77,790	7,438
Coca-Cola Co.	180,564	7,322
CVS Health Corp.	60,292	6,223
Philip Morris International Inc.	55,294	4,165
Walgreens Boots Alliance Inc.	46,878	3,970
Colgate-Palmolive Co.	50,970	3,534
Mondelez International Inc. Class A	95,237	3,437
Altria Group Inc.	66,180	3,310
Kroger Co.	30,300	2,323
Archer-Daniels-Midland Co.	42,173	1,999
* Monster Beverage Corp.	10,838	1,500
Mead Johnson Nutrition Co.	14,813	1,489
* Constellation Brands Inc. Class A	11,987	1,393
Whole Foods Market Inc.	25,900	1,349
Dr Pepper Snapple Group Inc.	16,032	1,258
Keurig Green Mountain Inc.	11,229	1,255
Hershey Co.	12,200	1,231
Brown-Forman Corp. Class B	13,088	1,183
Bunge Ltd.	13,530	1,114
JM Smucker Co.	9,551	1,105
Church & Dwight Co. Inc.	12,455	1,064

Tyson Foods Inc. Class A	27,010	1,035
McCormick & Co. Inc.	13,347	1,029
Coca-Cola Enterprises Inc.	22,986	1,016
Molson Coors Brewing Co. Class B	13,600	1,013
Kraft Foods Group Inc.	11,459	998
* WhiteWave Foods Co. Class A	22,166	983
Clorox Co.	8,900	983
Energizer Holdings Inc.	6,665	920
Hormel Foods Corp.	15,492	881
* Hain Celestial Group Inc.	13,400	858
Ingredion Inc.	10,086	785
Kimberly-Clark Corp.	6,972	747
* Herbalife Ltd.	10,527	450
General Mills Inc.	5,114	289
* Sprouts Farmers Market Inc.	5,600	197
		79,486
Energy (3.6%)
Exxon Mobil Corp.	187,215	15,913
Chevron Corp.	76,632	8,045
Schlumberger Ltd.	55,167	4,603
EOG Resources Inc.	31,756	2,912
Anadarko Petroleum Corp.	27,290	2,260
ConocoPhillips	34,692	2,160
Halliburton Co.	47,825	2,099
Phillips 66	26,406	2,075
Baker Hughes Inc.	27,750	1,764
Pioneer Natural Resources Co.	10,069	1,646
Marathon Petroleum Corp.	15,341	1,571
Occidental Petroleum Corp.	20,404	1,489
* Cheniere Energy Inc.	18,000	1,393
Noble Energy Inc.	28,198	1,379
Hess Corp.	19,004	1,290
Apache Corp.	20,114	1,213
* Concho Resources Inc.	10,400	1,206
Kinder Morgan Inc.	28,483	1,198
EQT Corp.	13,897	1,152
Cabot Oil & Gas Corp.	38,304	1,131
Devon Energy Corp.	17,854	1,077
Cimarex Energy Co.	8,976	1,033
Range Resources Corp.	18,846	981
* Cameron International Corp.	20,752	936
* FMC Technologies Inc.	25,186	932
* Newfield Exploration Co.	24,827	871
World Fuel Services Corp.	14,300	822
* Dresser-Rand Group Inc.	10,122	813
CONSOL Energy Inc.	29,005	809
* Continental Resources Inc.	18,028	787
Energen Corp.	11,630	768
Superior Energy Services Inc.	32,721	731
Nabors Industries Ltd.	52,990	723
* Gulfport Energy Corp.	15,400	707
SM Energy Co.	13,072	676
ONEOK Inc.	13,384	646
* Antero Resources Corp.	17,200	607
* Rice Energy Inc.	27,400	596
* WPX Energy Inc.	51,600	564
Helmerich & Payne Inc.	7,915	539

Valero Energy Corp.	8,400	534
Peabody Energy Corp.	104,009	512
HollyFrontier Corp.	12,492	503
California Resources Corp.	60,961	464
National Oilwell Varco Inc.	7,929	396
* Oil States International Inc.	9,148	364
Murphy Oil Corp.	6,700	312
Williams Cos. Inc.	5,120	259
Marathon Oil Corp.	8,482	221
Rowan Cos. plc Class A	9,383	166
QEP Resources Inc.	7,798	163
Patterson-UTI Energy Inc.	8,502	160
* Whiting Petroleum Corp.	3,500	108
* Southwestern Energy Co.	4,000	93
* First Solar Inc.	1,400	84
* Seventy Seven Energy Inc.	8,321	35
Chesapeake Energy Corp.	2,400	34
* Ultra Petroleum Corp.	2,100	33
* SunPower Corp. Class A	800	25
* NOW Inc.	882	19
		76,602
Financial Services (9.2%)
* Berkshire Hathaway Inc. Class B	90,977	13,130
Wells Fargo & Co.	200,459	10,905
JPMorgan Chase & Co.	155,501	9,420
Citigroup Inc.	154,843	7,978
Bank of America Corp.	454,417	6,994
Visa Inc. Class A	103,496	6,770
MasterCard Inc. Class A	53,800	4,648
Goldman Sachs Group Inc.	22,585	4,245
American International Group Inc.	75,800	4,153
American Express Co.	42,659	3,333
Simon Property Group Inc.	16,628	3,253
Morgan Stanley	78,760	2,811
American Tower Corporation	23,773	2,238
Capital One Financial Corp.	27,992	2,206
Charles Schwab Corp.	70,705	2,152
US Bancorp	47,700	2,083
PNC Financial Services Group Inc.	20,700	1,930
Allstate Corp.	26,400	1,879
Equity Residential	23,750	1,849
Aon plc	18,900	1,817
Public Storage	8,972	1,769
Crown Castle International Corp.	19,667	1,623
SunTrust Banks Inc.	37,729	1,550
Boston Properties Inc.	10,981	1,543
Vornado Realty Trust	13,700	1,534
AvalonBay Communities Inc.	8,700	1,516
Moody's Corp.	14,200	1,474
* Fiserv Inc.	18,342	1,456
Fidelity National Information Services Inc.	21,281	1,448
Ameriprise Financial Inc.	10,680	1,397
Discover Financial Services	24,229	1,365
Hartford Financial Services Group Inc.	32,400	1,355
* Alliance Data Systems Corp.	4,547	1,347
General Growth Properties Inc.	44,700	1,321
Franklin Resources Inc.	25,275	1,297

Essex Property Trust Inc.	5,473	1,258
Intercontinental Exchange Inc.	5,321	1,241
Lincoln National Corp.	21,430	1,231
Progressive Corp.	44,997	1,224
Loews Corp.	28,216	1,152
Travelers Cos. Inc.	10,589	1,145
T. Rowe Price Group Inc.	14,000	1,134
Weyerhaeuser Co.	34,166	1,133
KeyCorp	78,018	1,105
SL Green Realty Corp.	8,559	1,099
Prologis Inc.	25,200	1,098
Ventas Inc.	14,900	1,088
* CBRE Group Inc. Class A	27,573	1,067
Equifax Inc.	11,358	1,056
Federal Realty Investment Trust	6,819	1,004
* E*TRADE Financial Corp.	34,200	977
Bank of New York Mellon Corp.	24,232	975
State Street Corp.	13,069	961
Host Hotels & Resorts Inc.	46,699	942
TD Ameritrade Holding Corp.	25,261	941
Jones Lang LaSalle Inc.	5,412	922
* Affiliated Managers Group Inc.	4,184	899
First Republic Bank	15,600	891
* Markel Corp.	1,151	885
MSCI Inc. Class A	14,434	885
Comerica Inc.	19,600	885
Torchmark Corp.	15,622	858
* Arch Capital Group Ltd.	13,850	853
Regions Financial Corp.	90,215	853
Extra Space Storage Inc.	12,500	845
* SVB Financial Group	6,600	838
Global Payments Inc.	9,114	836
* Signature Bank	6,400	829
Reinsurance Group of America Inc. Class A	8,870	827
CIT Group Inc.	18,300	826
MetLife Inc.	16,240	821
NASDAQ OMX Group Inc.	15,873	809
Everest Re Group Ltd.	4,600	800
Voya Financial Inc.	18,500	798
Legg Mason Inc.	14,354	792
East West Bancorp Inc.	19,469	788
Zions Bancorporation	29,151	787
* Alleghany Corp.	1,609	784
Unum Group	22,927	773
City National Corp.	8,600	766
FactSet Research Systems Inc.	4,799	764
* Howard Hughes Corp.	4,900	760
* Forest City Enterprises Inc. Class A	29,413	751
WR Berkley Corp.	14,843	750
Equity LifeStyle Properties Inc.	13,600	747
Apartment Investment & Management Co.	18,776	739
Chubb Corp.	7,300	738
White Mountains Insurance Group Ltd.	1,058	724
Fifth Third Bancorp	38,275	722
BlackRock Inc.	1,972	721
Brown & Brown Inc.	21,661	717
CBOE Holdings Inc.	12,400	712

Synovus Financial Corp.	25,242	707
Assured Guaranty Ltd.	26,594	702
SEI Investments Co.	15,847	699
First Horizon National Corp.	48,740	697
Taubman Centers Inc.	8,900	686
* Popular Inc.	19,800	681
Douglas Emmett Inc.	22,734	678
Lazard Ltd. Class A	12,825	674
Commerce Bancshares Inc.	15,688	664
Assurant Inc.	10,700	657
Raymond James Financial Inc.	11,434	649
Total System Services Inc.	16,500	629
Tanger Factory Outlet Centers Inc.	17,300	608
RenaissanceRe Holdings Ltd.	6,098	608
American Homes 4 Rent Class A	36,600	606
Associated Banc-Corp	32,327	601
TCF Financial Corp.	37,800	594
Post Properties Inc.	10,400	592
StanCorp Financial Group Inc.	8,600	590
HCC Insurance Holdings Inc.	10,264	582
McGraw Hill Financial Inc.	5,600	579
TFS Financial Corp.	39,100	574
Aflac Inc.	8,800	563
Huntington Bancshares Inc.	50,700	560
Leucadia National Corp.	24,733	551
DDR Corp.	29,107	542
Allied World Assurance Co. Holdings AG	13,344	539
Morningstar Inc.	6,828	512
Brixmor Property Group Inc.	19,000	504
WP GLIMCHER Inc.	29,841	496
* Synchrony Financial	16,244	493
LPL Financial Holdings Inc.	10,200	447
Prudential Financial Inc.	5,512	443
Dun & Bradstreet Corp.	2,900	372
Hanover Insurance Group Inc.	5,014	364
CNA Financial Corp.	8,693	360
ACE Ltd.	3,000	334
Retail Properties of America Inc.	19,700	316
HCP Inc.	7,300	315
* MBIA Inc.	33,775	314
* Realogy Holdings Corp.	6,300	287
CME Group Inc.	2,895	274
BOK Financial Corp.	4,040	247
ProAssurance Corp.	5,000	230
BB&T Corp.	5,800	226
Annaly Capital Management Inc.	19,500	203
Health Care REIT Inc.	2,300	178
Marsh & McLennan Cos. Inc.	2,900	163
Urban Edge Properties	6,100	145
Santander Consumer USA Holdings Inc.	5,400	125
FNF Group	3,247	119
Hospitality Properties Trust	3,122	103
* Genworth Financial Inc. Class A	10,500	77
Interactive Brokers Group Inc.	1,800	61
* Nationstar Mortgage Holdings Inc.	2,400	59
Navient Corp.	2,200	45
* CoreLogic Inc.	1,000	35

* Vantiv Inc. Class A	900	34
* Ally Financial Inc.	1,600	34
Gaming and Leisure Properties Inc.	900	33
* FleetCor Technologies Inc.	200	30
Equinix Inc.	102	24
* Zillow Group Inc. Class A	200	20
* FNFV Group	1,082	15
Cullen/Frost Bankers Inc.	200	14
People's United Financial Inc.	400	6
		192,184
Health Care (6.9%)
Johnson & Johnson	120,144	12,086
Pfizer Inc.	260,587	9,066
* Gilead Sciences Inc.	78,302	7,684
Merck & Co. Inc.	113,321	6,514
Amgen Inc.	39,155	6,259
* Actavis plc	19,763	5,882
UnitedHealth Group Inc.	47,313	5,597
* Biogen Inc.	12,481	5,270
Bristol-Myers Squibb Co.	80,060	5,164
Medtronic plc	64,510	5,031
* Celgene Corp.	42,424	4,891
* Express Scripts Holding Co.	41,249	3,579
Thermo Fisher Scientific Inc.	22,867	3,072
McKesson Corp.	13,236	2,994
AbbVie Inc.	50,500	2,956
Abbott Laboratories	54,800	2,539
Anthem Inc.	16,126	2,490
Aetna Inc.	21,855	2,328
* Regeneron Pharmaceuticals Inc.	4,920	2,221
Cigna Corp.	16,962	2,195
* Alexion Pharmaceuticals Inc.	12,286	2,129
Stryker Corp.	21,549	1,988
Eli Lilly & Co.	26,800	1,947
Humana Inc.	10,500	1,869
* Vertex Pharmaceuticals Inc.	15,400	1,817
* Illumina Inc.	9,400	1,745
AmerisourceBergen Corp. Class A	15,306	1,740
* HCA Holdings Inc.	22,744	1,711
Perrigo Co. plc	9,900	1,639
Zoetis Inc.	34,880	1,615
* Mylan NV	25,956	1,540
Zimmer Holdings Inc.	12,370	1,454
* Hospira Inc.	15,860	1,393
* Endo International plc	13,669	1,226
* Mallinckrodt plc	9,675	1,225
Agilent Technologies Inc.	28,007	1,164
* DaVita HealthCare Partners Inc.	13,800	1,122
CR Bard Inc.	6,665	1,115
Cardinal Health Inc.	11,845	1,069
Universal Health Services Inc. Class B	8,717	1,026
Cooper Cos. Inc.	5,384	1,009
St. Jude Medical Inc.	14,435	944
* Laboratory Corp. of America Holdings	7,471	942
DENTSPLY International Inc.	16,883	859
Omnicare Inc.	10,893	839
PerkinElmer Inc.	16,300	834

* Boston Scientific Corp.	46,400	824
* Intuitive Surgical Inc.	1,590	803
* QIAGEN NV	31,200	786
* Quintiles Transnational Holdings Inc.	10,400	696
Bio-Techne Corp.	6,900	692
Patterson Cos. Inc.	13,300	649
Hill-Rom Holdings Inc.	12,822	628
Quest Diagnostics Inc.	8,019	616
Baxter International Inc.	8,900	610
* Cerner Corp.	8,010	587
* Varian Medical Systems Inc.	6,100	574
* Tenet Healthcare Corp.	10,925	541
Becton Dickinson and Co.	3,358	482
* Charles River Laboratories International Inc.	5,500	436
* Edwards Lifesciences Corp.	1,319	188
* Alkermes plc	2,300	140
* Intercept Pharmaceuticals Inc.	450	127
* Pharmacyclics Inc.	300	77
* Centene Corp.	800	56
* Salix Pharmaceuticals Ltd.	300	52
* Jazz Pharmaceuticals plc	300	52
* United Therapeutics Corp.	300	52
* BioMarin Pharmaceutical Inc.	400	50
* Incyte Corp.	500	46
* VCA Inc.	800	44
* Halyard Health Inc.	871	43
* Health Net Inc.	700	42
* Alnylam Pharmaceuticals Inc.	400	42
* Catamaran Corp.	700	42
* Hologic Inc.	1,200	40
* Alere Inc.	800	39
* Medivation Inc.	300	39
* MEDNAX Inc.	500	36
* Sirona Dental Systems Inc.	400	36
* Premier Inc. Class A	900	34
* Veeva Systems Inc. Class A	1,300	33
* Align Technology Inc.	600	32
* Community Health Systems Inc.	600	31
* IDEXX Laboratories Inc.	200	31
* Envision Healthcare Holdings Inc.	800	31
* Brookdale Senior Living Inc.	800	30
* LifePoint Hospitals Inc.	400	29
* Henry Schein Inc.	200	28
* Myriad Genetics Inc.	700	25
* athenahealth Inc.	200	24
* Allscripts Healthcare Solutions Inc.	1,900	23
* Seattle Genetics Inc.	600	21
		144,318
Materials & Processing (2.0%)
Monsanto Co.	26,908	3,028
Precision Castparts Corp.	9,352	1,964
Ecolab Inc.	16,800	1,922
EI du Pont de Nemours & Co.	24,728	1,767
PPG Industries Inc.	7,550	1,703
Sherwin-Williams Co.	5,810	1,653
Praxair Inc.	12,852	1,552
Ingersoll-Rand plc	20,400	1,389

Sigma-Aldrich Corp.	9,280	1,283
Dow Chemical Co.	26,400	1,267
LyondellBasell Industries NV Class A	13,538	1,189
CF Industries Holdings Inc.	3,912	1,110
Vulcan Materials Co.	13,034	1,099
Sealed Air Corp.	21,800	993
Ball Corp.	13,818	976
* Crown Holdings Inc.	17,141	926
* WR Grace & Co.	9,200	910
Celanese Corp. Class A	16,040	896
FMC Corp.	14,398	824
Valspar Corp.	9,800	823
Martin Marietta Materials Inc.	5,886	823
Hexcel Corp.	15,900	818
Airgas Inc.	7,619	808
Lennox International Inc.	7,200	804
Ashland Inc.	6,198	789
Eagle Materials Inc.	9,100	760
NewMarket Corp.	1,550	741
Southern Copper Corp.	24,900	727
United States Steel Corp.	29,682	724
Cytec Industries Inc.	12,666	684
* Owens-Illinois Inc.	28,300	660
Silgan Holdings Inc.	10,642	619
Westlake Chemical Corp.	8,400	604
Valmont Industries Inc.	4,611	567
Albemarle Corp.	10,400	549
Owens Corning	11,700	508
* Armstrong World Industries Inc.	8,403	483
Tahoe Resources Inc.	43,199	473
Reliance Steel & Aluminum Co.	7,600	464
Nucor Corp.	7,400	352
Scotts Miracle-Gro Co. Class A	5,042	339
Freeport-McMoRan Inc.	17,694	335
International Paper Co.	4,943	274
Mosaic Co.	5,600	258
Fastenal Co.	4,725	196
Eastman Chemical Co.	2,640	183
Air Products & Chemicals Inc.	1,200	181
Royal Gold Inc.	2,600	164
* USG Corp.	1,400	37
Newmont Mining Corp.	1,466	32
* Veritiv Corp.	94	4
		42,234
Producer Durables (5.3%)
General Electric Co.	418,109	10,373
Union Pacific Corp.	40,752	4,414
Boeing Co.	24,820	3,725
3M Co.	22,100	3,645
United Technologies Corp.	31,076	3,642
Honeywell International Inc.	33,800	3,526
Danaher Corp.	34,951	2,967
FedEx Corp.	16,976	2,809
Delta Air Lines Inc.	51,700	2,324
Accenture plc Class A	23,200	2,174
American Airlines Group Inc.	38,800	2,048
Southwest Airlines Co.	44,557	1,974

Automatic Data Processing Inc.	22,574	1,933
United Parcel Service Inc. Class B	19,500	1,890
* United Continental Holdings Inc.	24,200	1,627
CSX Corp.	47,000	1,557
Cummins Inc.	9,721	1,348
Roper Industries Inc.	7,810	1,343
General Dynamics Corp.	9,191	1,248
Xerox Corp.	94,355	1,212
Rockwell Collins Inc.	12,100	1,168
AMETEK Inc.	21,400	1,124
Textron Inc.	25,011	1,109
Raytheon Co.	10,049	1,098
Lockheed Martin Corp.	5,403	1,097
Caterpillar Inc.	13,500	1,080
TransDigm Group Inc.	4,910	1,074
* Waters Corp.	8,218	1,022
* Verisk Analytics Inc. Class A	14,300	1,021
Pall Corp.	10,100	1,014
Wabtec Corp.	10,106	960
* Mettler-Toledo International Inc.	2,860	940
WW Grainger Inc.	3,982	939
Towers Watson & Co. Class A	7,100	939
Expeditors International of Washington Inc.	19,366	933
Huntington Ingalls Industries Inc.	6,569	921
* Stericycle Inc.	6,554	920
* Spirit AeroSystems Holdings Inc. Class A	17,600	919
Fluor Corp.	15,858	906
Robert Half International Inc.	14,500	878
B/E Aerospace Inc.	13,311	847
ADT Corp.	20,000	830
Allegion plc	13,433	822
JB Hunt Transport Services Inc.	9,610	821
Xylem Inc.	23,239	814
* Quanta Services Inc.	28,295	807
AO Smith Corp.	12,200	801
* Jacobs Engineering Group Inc.	17,695	799
IDEX Corp.	10,529	798
Kansas City Southern	7,600	776
Flowserve Corp.	13,613	769
* AECOM	24,734	762
Carlisle Cos. Inc.	8,100	750
Cintas Corp.	9,050	739
Ryder System Inc.	7,700	731
Toro Co.	10,318	724
AGCO Corp.	15,037	716
Air Lease Corp. Class A	18,900	713
Manitowoc Co. Inc.	32,800	707
Oshkosh Corp.	14,447	705
Regal-Beloit Corp.	8,800	703
Lincoln Electric Holdings Inc.	10,723	701
Nordson Corp.	8,950	701
Trinity Industries Inc.	19,500	692
Babcock & Wilcox Co.	21,519	691
FLIR Systems Inc.	22,000	688
Triumph Group Inc.	11,400	681
Republic Services Inc. Class A	16,510	670
* WESCO International Inc.	9,519	665

Emerson Electric Co.	11,700	662
* Keysight Technologies Inc.	17,803	661
Landstar System Inc.	9,585	636
Pentair plc	10,087	634
* KLX Inc.	15,655	603
ITT Corp.	15,069	601
Waste Connections Inc.	12,000	578
Con-way Inc.	12,665	559
CH Robinson Worldwide Inc.	7,611	557
* HD Supply Holdings Inc.	16,900	527
Donaldson Co. Inc.	13,286	501
Deere & Co.	5,600	491
ManpowerGroup Inc.	5,650	487
SPX Corp.	5,597	475
Stanley Black & Decker Inc.	4,927	470
National Instruments Corp.	14,511	465
Chicago Bridge & Iron Co. NV	9,288	458
L-3 Communications Holdings Inc.	3,289	414
* Orbital ATK Inc.	5,386	413
Copa Holdings SA Class A	3,938	398
MSC Industrial Direct Co. Inc. Class A	5,300	383
* Navistar International Corp.	12,650	373
Illinois Tool Works Inc.	3,700	359
Paychex Inc.	6,600	327
Covanta Holding Corp.	14,400	323
Norfolk Southern Corp.	2,700	278
Eaton Corp. plc	3,900	265
Lexmark International Inc. Class A	5,300	224
Joy Global Inc.	4,200	165
KBR Inc.	10,782	156
* United Rentals Inc.	1,200	109
* Middleby Corp.	1,000	103
Kennametal Inc.	3,000	101
Northrop Grumman Corp.	500	81
* Spirit Airlines Inc.	600	46
* CoStar Group Inc.	200	40
* Genpact Ltd.	1,700	40
* Old Dominion Freight Line Inc.	500	39
* Zebra Technologies Corp.	400	36
* IHS Inc. Class A	300	34
* Kirby Corp.	400	30
* Genesee & Wyoming Inc. Class A	300	29
Restaurant Brands International LP	189	7
		111,602
Technology (7.8%)
Apple Inc.	280,418	34,892
Microsoft Corp.	358,256	14,565
* Facebook Inc. Class A	100,500	8,263
* Google Inc. Class C	14,482	7,936
* Google Inc. Class A	14,292	7,928
Oracle Corp.	157,990	6,817
Intel Corp.	189,400	5,923
International Business Machines Corp.	36,503	5,859
Cisco Systems Inc.	191,015	5,258
QUALCOMM Inc.	67,900	4,708
EMC Corp.	105,936	2,708
* Yahoo! Inc.	56,866	2,527

* salesforce.com inc	36,912	2,466
* Cognizant Technology Solutions Corp. Class A	37,296	2,327
* Adobe Systems Inc.	30,796	2,277
Hewlett-Packard Co.	69,273	2,159
Avago Technologies Ltd. Class A	16,735	2,125
Texas Instruments Inc.	35,546	2,033
Intuit Inc.	18,624	1,806
Applied Materials Inc.	78,880	1,780
Corning Inc.	71,577	1,623
Skyworks Solutions Inc.	15,100	1,484
Amphenol Corp. Class A	23,792	1,402
Western Digital Corp.	14,200	1,292
Altera Corp.	29,152	1,251
* Micron Technology Inc.	46,100	1,251
* SBA Communications Corp. Class A	10,411	1,219
Broadcom Corp. Class A	28,143	1,218
Symantec Corp.	48,039	1,122
* Autodesk Inc.	19,108	1,120
Activision Blizzard Inc.	47,560	1,081
NVIDIA Corp.	50,100	1,048
NetApp Inc.	29,171	1,034
Lam Research Corp.	14,400	1,011
SanDisk Corp.	15,800	1,005
* Electronic Arts Inc.	16,800	988
* Citrix Systems Inc.	15,428	985
Analog Devices Inc.	15,396	970
Motorola Solutions Inc.	14,167	945
Computer Sciences Corp.	13,800	901
* SunEdison Inc.	37,200	893
* Synopsys Inc.	18,000	834
* VeriSign Inc.	12,228	819
* Teradata Corp.	18,036	796
Brocade Communications Systems Inc.	64,900	770
Xilinx Inc.	18,129	767
Avnet Inc.	17,000	757
IAC/InterActiveCorp	11,200	756
* Cadence Design Systems Inc.	39,700	732
* CommScope Holding Co. Inc.	25,254	721
DST Systems Inc.	6,430	712
* Ingram Micro Inc.	28,100	706
Sabre Corp.	27,900	678
* Twitter Inc.	13,400	671
Teradyne Inc.	35,000	660
Amdocs Ltd.	11,100	604
Dolby Laboratories Inc. Class A	15,200	580
Juniper Networks Inc.	22,100	499
* Tech Data Corp.	8,600	497
Atmel Corp.	52,800	435
Solera Holdings Inc.	7,390	382
AVX Corp.	25,300	361
Linear Technology Corp.	7,300	342
CDK Global Inc.	6,958	325
* NCR Corp.	7,200	212
* Arrow Electronics Inc.	3,300	202
* ON Semiconductor Corp.	16,000	194
Maxim Integrated Products Inc.	5,500	191
CA Inc.	5,007	163

* Freescale Semiconductor Ltd.	2,600	106
* Palo Alto Networks Inc.	400	58
* IPG Photonics Corp.	500	46
* Rackspace Hosting Inc.	700	36
* Fortinet Inc.	1,000	35
* F5 Networks Inc.	300	34
* JDS Uniphase Corp.	2,600	34
* Gartner Inc.	400	34
* Groupon Inc. Class A	4,600	33
* IMS Health Holdings Inc.	1,200	32
* ServiceNow Inc.	400	32
* Riverbed Technology Inc.	1,500	31
* EchoStar Corp. Class A	600	31
* SolarWinds Inc.	600	31
* Red Hat Inc.	400	30
* Splunk Inc.	500	30
* Akamai Technologies Inc.	400	28
* VeriFone Systems Inc.	800	28
* NetSuite Inc.	300	28
* Tableau Software Inc. Class A	300	28
* AOL Inc.	700	28
* ANSYS Inc.	300	26
* Informatica Corp.	600	26
* ARRIS Group Inc.	900	26
* Workday Inc. Class A	300	25
* LinkedIn Corp. Class A	100	25
* FireEye Inc.	600	24
* PTC Inc.	600	22
* Stratasys Ltd.	400	21
* Zynga Inc. Class A	7,300	21
* Rovi Corp.	1,000	18
* VMware Inc. Class A	200	16
* Yelp Inc. Class A	300	14
		164,603
Utilities (2.4%)
Verizon Communications Inc.	186,300	9,060
AT&T Inc.	216,766	7,077
NextEra Energy Inc.	25,297	2,632
Duke Energy Corp.	32,430	2,490
Dominion Resources Inc.	27,808	1,971
Southern Co.	41,900	1,855
Sempra Energy	16,329	1,780
* Level 3 Communications Inc.	31,510	1,697
PG&E Corp.	29,335	1,557
Edison International	23,508	1,469
Exelon Corp.	40,100	1,348
NiSource Inc.	27,000	1,192
Public Service Enterprise Group Inc.	28,200	1,182
American Water Works Co. Inc.	18,228	988
* Calpine Corp.	42,410	970
NRG Energy Inc.	37,624	948
* T-Mobile US Inc.	29,700	941
Wisconsin Energy Corp.	18,832	932
American Electric Power Co. Inc.	16,500	928
CMS Energy Corp.	25,327	884
ITC Holdings Corp.	21,210	794
Alliant Energy Corp.	12,113	763

National Fuel Gas Co.			12,501	754
Aqua America Inc.			28,178	743
Xcel Energy Inc.			21,000	731
OGE Energy Corp.			22,686	717
UGI Corp.			20,778	677
AES Corp.			51,569	663
Questar Corp.			26,733	638
Telephone & Data Systems Inc.			24,730	616
* United States Cellular Corp.			14,915	533
Consolidated Edison Inc.			6,400	390
AGL Resources Inc.			6,000	298
MDU Resources Group Inc.			9,950	212
				50,430
Total Common Stocks (Cost $573,110)				1,009,959
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (52.2%)
Alabama (0.1%)
Alabama 21st Century Authority Tobacco
Settlement Revenue	5.000%	6/1/20	500	577
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/32	380	429
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	500	555
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	500	555
Jefferson County AL Sewer Revenue	5.000%	10/1/23	500	566
Jefferson County AL Sewer Revenue	0.000%	10/1/25 (4)	500	318
				3,000
Alaska (0.0%)
Alaska Housing Finance Corp. General Housing
Revenue	5.000%	12/1/29	500	590

Arizona (1.7%)
Arizona Board Regents Arizona State University
System COP	5.000%	7/1/22 (14)	1,500	1,635
Arizona Board Regents Arizona State University
System Revenue	5.875%	7/1/18 (Prere.)	100	116
Arizona COP	5.000%	10/1/18 (4)	500	565
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/25	500	549
Arizona School Facilities Board COP	5.500%	9/1/23	500	572
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/23	1,955	2,412
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/24	2,000	2,490
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/17 (Prere.)	500	548
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/20 (Prere.)	500	592
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	2,005	2,438
Arizona Transportation Board Highway Revenue	5.000%	7/1/32	500	577
Chandler AZ GO	5.000%	7/1/23	1,000	1,242
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/30	275	308

Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/18	1,100	1,236
Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	1.000%	7/1/19	900	962
Mesa AZ Excise Tax Revenue	5.000%	7/1/27	2,500	2,720
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/24	300	349
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/15 (Prere.)	500	506
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/25	1,000	1,233
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/26	4,065	4,971
Pima County AZ Sewer Revenue	5.000%	7/1/20	500	589
Regional Public Transportation Authority Arizona
Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/24	1,000	1,264
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/28	750	854
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/28	500	591
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/29	2,000	2,330
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/35	2,000	2,068
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	870	1,036
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	510	613
University Medical Center Corp. Arizona
Hospital Revenue	5.000%	7/1/19 (ETM)	500	577
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	5.250%	10/1/22	500	593
				36,536
California (8.5%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/22	500	574
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/21	760	892
Alameda CA Corridor Transportation Authority
Revenue	5.300%	10/1/23 (2)	200	220
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	740	375
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/32 (14)	1,650	826
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	500	524
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/30	500	578
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	500	586
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	1,000	1,154
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.620%	4/1/20	1,000	1,000
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	1,500	1,521

1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.720%	4/1/21	1,000	1,003
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.920%	5/1/23	1,000	1,007
Brea CA Public Financing Authority Tax
Allocation Revenue	7.000%	9/1/23	1,105	1,223
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	500	526
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	500	547
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	165	186
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	500	563
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	575	680
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	6/1/18(Prere.)	480	542
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24	500	636
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/28	20	23
California Economic Recovery GO	5.000%	7/1/18(ETM)	390	441
California Economic Recovery GO	5.000%	7/1/18	110	125
California Economic Recovery GO	5.000%	7/1/19(ETM)	500	582
California Economic Recovery GO	5.000%	7/1/19(Prere.)	500	582
California Economic Recovery GO	5.250%	7/1/19(Prere.)	315	370
California Economic Recovery GO	5.250%	7/1/19(Prere.)	185	217
California Economic Recovery GO	5.000%	7/1/22	500	528
California Educational Facilities Authority
Revenue (University of San Francisco)	6.125%	10/1/30	500	620
California GO	6.000%	2/1/16	500	524
California GO	5.000%	11/1/16	350	376
California GO	5.000%	3/1/17	500	542
California GO	6.000%	4/1/18	500	576
California GO	5.000%	9/1/18	500	534
California GO	5.000%	11/1/18 (14)	500	556
California GO	5.000%	6/1/19(14)	500	548
California GO	5.000%	2/1/20	500	585
California GO	5.000%	9/1/21	500	603
California GO	5.000%	10/1/21	250	268
California GO	5.000%	12/1/22	1,635	1,997
California GO	5.000%	10/1/23	1,000	1,231
California GO	5.000%	11/1/23	1,155	1,423
California GO	5.000%	11/1/25	2,000	2,459
California GO	5.000%	12/1/25	1,000	1,220
California GO	5.500%	3/1/26	500	566
California GO	5.000%	6/1/27 (14)	500	543
California GO	4.500%	8/1/27	85	91
California GO	5.000%	9/1/27	500	532
California GO	5.000%	2/1/28	690	811
California GO	4.500%	8/1/28 (2)	725	771
California GO	5.750%	4/1/29	500	584
California GO	5.000%	9/1/29	495	558

California GO	5.000%	9/1/29 (2)	500	521
California GO	5.000%	10/1/29	3,500	3,892
California GO	5.000%	11/1/29	1,700	2,011
California GO	5.250%	3/1/30	500	583
California GO	5.250%	9/1/30	500	586
California GO	5.000%	2/1/32	500	573
California GO	5.000%	6/1/32	370	401
California GO	5.000%	10/1/32	1,875	2,204
California GO VRDO	0.010%	4/8/15 LOC	2,000	2,000
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/23	1,000	1,194
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/22	300	359
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/17	500	551
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/23	1,000	1,136
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospitalat Stanford)	5.000%	8/15/20	325	385
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.000%	8/15/31	965	1,127
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/26	500	591
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/30	110	120
California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit)	5.000%	1/1/28 (Prere.)	500	647
1 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.300%	4/1/16	1,000	1,000
California Municipal Finance Authority Revenue
(University of La Verne)	6.125%	6/1/30	500	590
California Public Works Board Lease Revenue
(Davidson Library)	5.000%	3/1/23 (Prere.)	20	25
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/22	1,000	1,203
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/27	1,000	1,168
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	10/1/26	1,000	1,210
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/28	300	349
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.125%	12/1/29	250	294
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/16 (Prere.)	100	107
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/16 (Prere.)	40	43
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	3/1/18 (Prere.)	200	224
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	4/1/19 (Prere.)	70	81
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	4/1/19 (Prere.)	120	139

California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	12/1/21 (Prere.)	35	43
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	25	31
California Public Works Board Lease Revenue
(Various Capital Projects)	5.375%	3/1/23	1,000	1,180
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/31	1,000	1,156
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/32	350	400
California State University Systemwide Revenue	5.750%	11/1/27	500	590
California State University Systemwide Revenue	5.250%	11/1/29	300	347
California State University Systemwide Revenue	5.000%	11/1/30	1,000	1,176
California State University Systemwide Revenue	5.000%	11/1/34	2,000	2,347
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	3.000%	11/15/16	250	259
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	4.000%	11/15/17	275	297
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/31	1,000	1,165
Chaffey CA Community College District GO	5.000%	6/1/23	840	1,038
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/27	1,000	1,188
Citrus CA Community College District GO	0.000%	8/1/34	1,000	739
Colton CA Public Financing Authority Electric
Revenue	5.000%	4/1/28	500	571
Contra Costa CA Community College District
GO	5.000%	8/1/31	1,000	1,172
Contra Costa CA Municipal Water District
Revenue	5.000%	10/1/33	1,000	1,160
1 Contra Costa CA Transportation Authority Sales
Tax Revenue PUT	0.485%	12/15/15	1,600	1,600
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/22	970	1,149
1 East Bay CA Municipal Utility District Waste
Water System Revenue PUT	0.220%	6/1/15 (Prere.)	1,100	1,100
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/24	1,500	1,888
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/29	1,390	1,049
2 Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/33	1,500	1,728
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/26	1,500	1,726
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/26	350	391
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/19	75	85
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/23	330	390
Long Beach CA Unified School District GO	0.000%	8/1/24 (12)	1,290	986
Los Angeles CA Community College District GO	5.000%	8/1/16 (Prere.)	1,045	1,111
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	500	566
Los Angeles CA Community College District GO	5.000%	8/1/22	1,000	1,232
Los Angeles CA Community College District GO	5.000%	8/1/29	1,300	1,561

Los Angeles CA Community College District GO	5.000%	8/1/30	1,000	1,194
Los Angeles CA Community College District GO	4.000%	8/1/32	1,000	1,072
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/27	500	586
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/15 (Prere.)	1,500	1,518
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24	500	582
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	4.750%	1/1/31 (14)	1,175	1,239
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	1,825	2,000
Los Angeles CA Unified School District GO	4.500%	7/1/22 (4)	1,535	1,665
Los Angeles CA Unified School District GO	4.500%	7/1/24 (4)	1,500	1,623
Los Angeles CA Unified School District GO	5.000%	7/1/26	500	576
Los Angeles CA Unified School District GO	4.500%	1/1/28 (14)	745	801
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	574
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	574
Los Angeles CA Unified School District GO	4.750%	7/1/32 (4)	1,475	1,586
Los Angeles CA Unified School District GO	5.000%	7/1/32 (4)	650	705
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	500	572
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/19	560	652
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/26	500	584
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	9/1/31 (14)	1,500	1,579
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood Redevelopment
Project)	5.000%	7/1/20	1,500	1,764
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/24	600	691
1 Metropolitan Water District of Southern
California Revenue PUT	0.400%	3/27/18	1,585	1,585
Milpitas CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/31	1,130	1,342
Newport Mesa CA Unified School District GO	0.000%	8/1/30	630	375
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/22	500	598
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	3/1/21	1,170	1,369
Orange County CA Transportation Authority Toll
Road Revenue	5.000%	8/15/29	1,250	1,459
Palomar CA Community College District GO	4.750%	5/1/17 (Prere.)	1,600	1,738
Palomar Pomerado Health California GO	0.000%	8/1/22 (14)	1,000	820
Palomar Pomerado Health California GO	0.000%	8/1/26 (12)	1,040	703
Palomar Pomerado Health California GO	0.000%	8/1/32 (12)	700	346
Poway CA Unified School District GO	5.000%	8/1/24	1,750	2,188
Rancho Mirage CA Joint Powers Financing
Authority Revenue (Eisenhower Medical
Center)	5.000%	7/1/16	100	105
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/29	1,000	1,209
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/30	2,415	1,201

Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/16	100	103
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/23	140	161
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/25	245	285
Sacramento CA Municipal Utility District
Financing Authority Revenue (Cosumnes
Project)	5.125%	7/1/29 (14)	1,000	1,049
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/27 (4)	500	564
Sacramento CA Municipal Utility District
Revenue VRDO	0.020%	4/7/15 LOC	2,700	2,700
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/23	500	574
Sacramento County CA Airport Revenue	5.625%	7/1/29	500	566
2 Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/25	435	549
2 Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/27	575	709
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/31	500	573
San Diego CA Community College District GO	5.000%	8/1/29	1,000	1,190
San Diego CA Community College District GO	5.000%	8/1/31	500	584
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/28	500	575
San Diego CA Public Facilities Financing
Authority Water Revenue	5.250%	8/1/28	500	591
San Diego CA Unified School District GO	0.000%	7/1/27	500	335
San Diego CA Unified School District GO	5.500%	7/1/27 (4)	500	657
San Diego CA Unified School District GO	0.000%	7/1/28	500	321
San Diego CA Unified School District GO	0.000%	7/1/29	500	308
San Diego CA Unified School District GO	0.000%	7/1/30	100	58
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/30 (4)	500	578
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/31	560	646
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	4.000%	7/1/21	350	402
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/20 (Prere.)	500	595
San Francisco CA City & County (Laguna
Honda Hospital) GO	5.000%	6/15/15 (Prere.)	2,000	2,020
San Francisco CA City & County GO	5.000%	6/15/27	1,000	1,205
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/22	500	582
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/27	225	268
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	500	574
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.500%	11/1/30	500	602
2 San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	1,000	1,187
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	1,245	1,426

San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	4.000%	8/1/15	140	142
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/16	600	635
San Francisco CA City & County Unified School
District GO	4.000%	6/15/32	965	1,011
San Jose CA Airport Revenue	5.000%	3/1/27	500	591
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/19 (14)	1,000	1,015
San Jose CA Redevelopment Agency Tax
Allocation Revenue	6.500%	8/1/28	700	776
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/26	1,000	1,169
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/15	245	251
State Center California Community College
District GO	5.000%	8/1/17 (Prere.)	1,000	1,081
2 State Center California Community College
District GO	5.000%	8/1/29	1,000	1,208
Turlock CA Public Financing Authority Water
Revenue	4.750%	5/1/32	2,000	2,125
University of California Revenue	4.750%	5/15/16 (Prere.)	155	164
University of California Revenue	5.000%	5/15/16 (Prere.)	500	532
University of California Revenue	5.000%	5/15/16 (Prere.)	500	532
University of California Revenue	5.000%	5/15/21	500	508
University of California Revenue	5.000%	5/15/23	1,000	1,196
University of California Revenue	5.000%	5/15/23	1,000	1,233
University of California Revenue	5.000%	5/15/25	500	551
University of California Revenue	5.000%	5/15/28	1,000	1,184
University of California Revenue	5.000%	5/15/28	1,000	1,219
University of California Revenue	4.500%	5/15/31 (4)	2,000	2,029
University of California Revenue	4.000%	5/15/33	1,000	1,057
University of California Revenue PUT	5.000%	5/15/23	3,625	4,471
West Contra Costa CA Unified School District
GO	5.000%	8/1/28	1,185	1,401
				179,077
Colorado (0.5%)
Board of Governors of the Colorado State
University System Enterprise Revenue	5.000%	3/1/23	300	367
Colorado (UCDHSC Fitzsimons Academic
Projects) COP	5.000%	11/1/21	500	591
Colorado Department of Transportation RAN	5.500%	6/15/15 (14)	500	505
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	2/1/31	500	564
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/27	500	542
Colorado Springs CO Utility System Revenue	5.000%	11/15/28	500	593
Denver CO City & County Airport Revenue	5.000%	11/15/20	500	590
Denver CO City & County Airport Revenue	5.000%	11/15/26	430	491
Denver CO City & County COP VRDO	0.030%	4/1/15	1,300	1,300
E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/18 (14)	1,500	1,673

E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/23 (14)	1,000	795
E-470 Public Highway Authority Colorado
Revenue	5.500%	9/1/24 (14)	300	306
E-470 Public Highway Authority Colorado
Revenue	5.375%	9/1/26	1,000	1,135
University of Colorado Enterprise System
Revenue	5.000%	6/1/29	500	584
				10,036
Connecticut (0.9%)
1 Connecticut GO	0.520%	5/15/15	1,000	1,000
Connecticut GO	5.000%	7/15/15	1,000	1,014
Connecticut GO	5.000%	11/1/16	410	440
Connecticut GO	5.000%	4/15/21	500	593
Connecticut GO	5.000%	11/15/22	1,935	2,342
Connecticut GO	5.000%	4/15/24	500	598
Connecticut GO	5.000%	9/1/26	1,000	1,204
Connecticut GO	5.000%	3/15/27	1,000	1,206
Connecticut GO	5.000%	4/15/28	500	584
Connecticut GO	5.000%	3/1/32	2,950	3,408
Connecticut GO	5.000%	10/15/32	705	819
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/26	500	565
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	2/1/16	110	114
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/23	1,000	1,230
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/25	500	563
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/30	1,500	1,769
Hartford CT GO	5.000%	4/1/30	435	500
				17,949
Delaware (0.1%)
Delaware GO	5.000%	2/1/19	600	688
Delaware GO	5.000%	7/1/20	600	712
Delaware GO	5.000%	10/1/20	700	835
				2,235
District of Columbia (0.1%)
District of Columbia GO	5.000%	6/1/21 (4)	500	555
District of Columbia Income Tax Revenue	5.000%	12/1/26	655	774
District of Columbia Income Tax Revenue	5.250%	12/1/27	500	585
District of Columbia Income Tax Revenue	5.000%	12/1/30	500	581
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/24	500	586
				3,081
Florida (2.2%)
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/16 (Prere.)	530	555
Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,190
Broward County FL Airport System Revenue	5.000%	10/1/28	400	455
Broward County FL Airport System Revenue	5.375%	10/1/29	500	578
Broward County FL Airport System Revenue	5.500%	10/1/31	1,000	1,168
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/15	1,000	1,008

Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.250%	6/1/17	435	476
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.500%	6/1/17	1,295	1,425
1 Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	1.270%	6/1/15	1,105	1,107
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/20	450	524
Florida Board of Education Lottery Revenue	5.000%	7/1/15 (Prere.)	255	261
Florida Board of Education Lottery Revenue	5.000%	7/1/16 (2)	245	250
Florida Board of Education Lottery Revenue	5.000%	7/1/18	500	564
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/16	300	313
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	220	254
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	750	898
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	500	581
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/24	500	550
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/24	600	734
Florida Board of Education Public Education
Capital Outlay GO	4.500%	6/1/30 (2)	1,500	1,526
Florida Board of Education Public Education
Capital Outlay GO	4.500%	6/1/34	300	315
Florida Board of Education Public Education
Capital Outlay GO	4.500%	6/1/35 (2)	2,125	2,162
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/15 (14)	625	633
Florida Department of Transportation GO	5.000%	7/1/19	545	630
Florida Turnpike Authority Revenue	5.000%	7/1/19	500	577
Fort Myers FL Improvement Revenue	4.750%	12/1/16 (Prere.)	70	75
Fort Myers FL Improvement Revenue	4.750%	12/1/31 (14)	30	32
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/28	500	574
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.040%	4/7/15	1,200	1,200
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/31	500	578
Jacksonville FL Special Revenue	5.000%	10/1/28	1,000	1,181
Jacksonville FL Special Revenue	5.000%	10/1/32	500	575
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/31	880	945
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/27	1,000	1,137
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	4.875%	10/1/24	500	569
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	585	651
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	1,000	1,159

Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	5.000%	8/1/25	1,000	1,154
Miami-Dade County FL Public Facilities
Revenue (Jackson Memorial Hospital)	5.000%	6/1/22 (14)	2,000	2,015
Miami-Dade County FL School Board COP	5.000%	11/1/16 (Prere.)	640	685
Miami-Dade County FL School Board COP	5.000%	11/1/16 (Prere.)	115	123
Miami-Dade County FL School Board COP	5.000%	11/1/16 (Prere.)	1,300	1,391
Miami-Dade County FL Seaport Revenue	5.750%	10/1/28	1,500	1,788
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/24	1,000	1,183
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/30	500	566
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/26 (14)	500	549
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/19	500	564
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/30	500	572
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/19	815	714
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/20	1,270	1,051
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	5.000%	12/1/25	540	629
Polk County FL Constitutional Fuel Tax
Revenue	5.000%	12/1/20 (14)	590	633
St. Johns County FL Water & Sewer Revenue	0.000%	6/1/24	1,110	871
Sumter County FL Industrial Development
Authority Hospital Revenue (Central Florida
Health Alliance Project)	4.000%	7/1/16	265	276
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/26	1,000	1,181
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/26	200	232
Tampa FL Health System Revenue (Baycare
Health System)	5.000%	11/15/33	1,535	1,740
Tampa FL Hospital Revenue	5.000%	7/1/23	750	867
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/30	500	613
				46,807
Georgia (0.8%)
Atlanta GA Airport Revenue	5.000%	1/1/16	525	544
Atlanta GA Airport Revenue	5.000%	1/1/33	2,000	2,297
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/25	1,250	1,542
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	500	651
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.750%	6/1/17	500	506
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/24	400	468
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	500	584
Georgia GO	5.000%	9/1/15 (Prere.)	500	510
Georgia GO	5.000%	4/1/16	500	524
Georgia GO	5.000%	5/1/16	500	526
Georgia GO	5.000%	7/1/16	400	424

Georgia GO	5.000%	7/1/16	500	529
Georgia GO	5.750%	8/1/17	500	559
Georgia GO	5.000%	10/1/19	750	875
Georgia GO	5.000%	7/1/22	500	581
Georgia GO	5.000%	5/1/25	500	574
Georgia Road & Tollway Authority Revenue	5.000%	6/1/17	650	710
Gwinnett County GA School District GO	5.000%	2/1/17 (ETM)	500	540
Gwinnett County GA School District GO	5.000%	2/1/28	500	617
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/16	590	612
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.125%	9/15/16	80	85
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.250%	9/15/18	100	111
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/19	250	277
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	500	567
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/22	400	455
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/17	365	404
Municipal Electric Authority Georgia Revenue
(Project One)	5.250%	1/1/17	525	568
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/28	500	577
				17,217
Guam (0.1%)
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.250%	7/1/23	1,000	1,190
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.250%	7/1/33	1,305	1,486
Guam International Airport Authority Revenue	5.000%	10/1/21	350	411
				3,087
Hawaii (0.8%)
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.000%	7/1/19	250	283
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.000%	7/1/20	300	345
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.000%	7/1/21	400	465
Hawaii GO	5.000%	11/1/16	200	215
Hawaii GO	5.000%	4/1/17 (Prere.)	55	60
Hawaii GO	5.000%	4/1/19 (2)	445	483
Hawaii GO	5.000%	12/1/21	375	453
Hawaii GO	5.000%	8/1/24	1,765	2,201
Hawaii GO	5.000%	8/1/25	1,500	1,857
Hawaii GO	5.000%	6/1/29	500	572
Hawaii GO	5.000%	8/1/29	1,500	1,797
Hawaii GO	5.000%	12/1/29	500	586
Hawaii Pacific Health Revenue	5.000%	7/1/19	575	651
Honolulu HI City & County GO	5.000%	7/1/17 (Prere.)	500	548
2 Honolulu HI City & County GO	5.000%	10/1/20	2,050	2,427

Honolulu HI City & County GO	5.000%	12/1/30	310	363
Honolulu HI City & County GO	5.250%	8/1/31	500	592
Honolulu HI City & County GO	5.250%	8/1/33	1,245	1,465
University of Hawaii Revenue	5.000%	10/1/27	500	573
				15,936
Idaho (0.0%)
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	6.125%	12/1/18 (Prere.)	105	124

Illinois (2.7%)
Chicago IL Board of Education GO	5.250%	12/1/17 (14)	775	843
Chicago IL Board of Education GO	5.000%	12/1/18 (2)	295	316
Chicago IL Board of Education GO	5.000%	12/1/19 (14)	210	231
Chicago IL Board of Education GO	5.000%	12/1/19 (2)	1,075	1,131
Chicago IL Board of Education GO	5.000%	12/1/21 (2)	1,515	1,581
Chicago IL Board of Education GO	5.250%	12/1/21 (14)	500	558
Chicago IL Board of Education GO	5.000%	12/1/24 (4)	100	108
Chicago IL Board of Education GO	5.250%	12/1/24 (4)	500	552
Chicago IL Board of Education GO	5.250%	12/1/26 (12)	500	551
Chicago IL Board of Education GO	4.750%	12/1/29 (4)	105	109
Chicago IL Board of Education GO	4.750%	12/1/31 (4)	50	51
Chicago IL Board of Education GO	5.000%	12/1/31	320	323
Chicago IL GO	5.000%	12/1/16 (2)	500	528
Chicago IL GO	5.500%	1/1/17 (4)	500	536
Chicago IL GO	5.000%	1/1/19 (2)	500	520
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/29	1,190	1,248
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/31	500	572
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/16	200	207
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/17	200	214
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/18	200	218
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/19	250	277
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/20	300	337
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/22	300	343
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/17 (14)	370	400
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24 (4)	500	552
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/24 (14)	500	518
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/24	200	234
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/26	1,000	1,172
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29 (14)	1,500	1,551
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32	500	559
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33 (14)	1,540	1,592
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33 (4)	275	298
Chicago IL O'Hare International Airport Revenue	4.750%	1/1/34 (4)	50	54
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/29	1,350	1,513
Chicago IL Waterworks Revenue	5.000%	11/1/30	1,000	1,135
Chicago IL Waterworks Revenue	5.000%	11/1/36 (2)	1,000	1,052
Cook County IL GO	5.000%	11/15/21	500	563
Cook County IL GO	5.000%	11/15/28	500	559
Cook County IL GO	5.250%	11/15/28	500	568
Cook County IL GO	4.750%	11/15/30 (2)	200	207
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/26	1,500	1,790
Illinois Finance Authority Revenue (Art Institute
of Chicago)	4.000%	3/1/16	500	516

Illinois Finance Authority Revenue (Ascension
Health Credit Group)	5.000%	11/15/32	500	568
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/29	1,300	1,420
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.750%	8/15/30	95	111
Illinois Finance Authority Revenue (OSF
Healthcare System)	4.000%	5/15/16	450	467
Illinois Finance Authority Revenue
(Rehabilitation Institute of Chicago)	5.500%	7/1/28	2,000	2,360
Illinois Finance Authority Revenue (Trinity
Health Corp.)	5.000%	12/1/30	500	570
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/29	500	570
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/35	1,000	1,159
Illinois GO	2.000%	5/1/15	1,000	1,001
Illinois GO	5.000%	1/1/17	330	352
Illinois GO	5.000%	1/1/18	500	544
Illinois GO	5.000%	8/1/19	250	277
Illinois GO	5.000%	1/1/20 (4)	200	224
Illinois GO	5.000%	1/1/21 (4)	710	791
Illinois GO	5.000%	8/1/21	500	562
Illinois GO	5.500%	7/1/24	1,000	1,159
Illinois GO	5.000%	6/1/26	500	522
Illinois GO	5.250%	2/1/30	1,900	2,077
Illinois GO	5.250%	7/1/31	1,000	1,083
Illinois GO	5.000%	9/1/31	3,000	3,134
Illinois Regional Transportation Authority
Revenue	6.250%	7/1/23 (4)	500	647
Illinois Sales Tax Revenue	5.500%	6/15/17 (3)	500	552
Illinois Toll Highway Authority Revenue	5.000%	7/1/16 (Prere.)	500	529
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	500	572
Illinois Toll Highway Authority Revenue	5.000%	1/1/30	1,000	1,151
Illinois Toll Highway Authority Revenue	5.000%	1/1/32	500	572
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/19	650	656
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/19 (14)	1,120	1,035
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/21 (14)	1,000	848
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/26 (4)	500	338
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	250	160
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/31 (14)	290	146
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.250%	6/1/20	1,215	1,411
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.500%	6/1/23	1,060	1,251
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/28	400	476
Romeoville IL Revenue (Lewis University
Project)	5.000%	10/1/28	1,000	1,135
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/30	500	570

Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/33	750	355
				57,542
Indiana (0.6%)
Indiana Bond Bank Special Program Gas
Revenue	5.250%	10/15/16	250	266
Indiana Finance Authority Highway Revenue	4.500%	12/1/23 (14)	2,500	2,666
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/22	1,100	1,322
Indiana Finance Authority Revenue	5.000%	2/1/25	1,500	1,880
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/25	690	786
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/18	500	559
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/32	500	579
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/23	550	668
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/32	500	566
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Clarian Health
Obligated Group)	5.000%	2/15/25	290	301
Indiana Office Building Commission Facilities
Revenue (New Castle Correctional Facility)	5.250%	7/1/19 (14)	500	580
Indiana University Student Fee Revenue	5.000%	8/1/18 (Prere.)	100	113
Indiana University Student Fee Revenue	5.000%	6/1/19	445	514
Richmond IN Hospital Authority Revenue (Reid
Hospital & Health Care Services Inc.)	5.000%	1/1/24	700	828
				11,628
Iowa (0.1%)
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	750	813
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	750	801
Iowa Special Obligation Revenue (Ijobs
Program)	5.000%	6/1/24	220	253
				1,867
Kansas (0.6%)
1 Kansas Department of Transportation Highway
Revenue	0.320%	9/1/15	2,000	2,002
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/22	500	566
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/25	500	626
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/26	700	868
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/24	100	110
Kansas Development Finance Authority
Revenue	5.000%	5/1/25	1,335	1,590
Kansas Development Finance Authority
Revenue	5.000%	5/1/27	1,585	1,857

Leavenworth County KS Unified School District
GO	4.500%	9/1/19 (12)	500	568
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/16	1,250	1,329
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/17	900	956
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/21 (Prere.)	500	602
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/23	500	597
				11,671
Kentucky (0.8%)
Kentucky Asset/Liability Commission General
Fund Revenue	5.000%	5/1/22 (14)	1,080	1,084
Kentucky Economic Development Finance
Authority Health System Revenue (Norton
Healthcare Inc. & Affiliates)	0.000%	10/1/25 (14)	1,140	790
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.625%	8/15/27	1,200	1,345
2 Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/29 (14)	1,000	1,145
Kentucky Property & Building Commission
Revenue	5.250%	10/1/15 (4)	150	154
Kentucky Property & Building Commission
Revenue	5.000%	8/1/19	1,000	1,151
Kentucky Property & Building Commission
Revenue	5.375%	11/1/23	500	571
Kentucky Property & Building Commission
Revenue	5.000%	11/1/26 (4)	500	561
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/21	1,325	1,070
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/22	810	620
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	4.000%	7/1/17	500	537
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/18	2,255	2,545
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/25	305	350
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/28	1,000	1,174
Warren County KY Revenue (Western Kentucky
University Student Life Foundation Inc.
Project) VRDO	0.050%	4/7/15 LOC	2,800	2,800
				15,897
Louisiana (0.5%)
Bossier City LA Utilities Revenue	5.000%	10/1/22	500	603
Bossier City LA Utilities Revenue	5.000%	10/1/23	500	608

Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/18	405	450
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/22 (2)	500	524
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/16 (Prere.)	500	525
Louisiana GO	5.000%	5/1/16 (Prere.)	500	526
Louisiana GO	5.000%	5/1/16 (Prere.)	500	526
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/16	1,260	1,311
Louisiana State University Revenue	5.000%	7/1/23	400	489
New Orleans LA GO	5.000%	12/1/31	500	547
New Orleans LA GO	5.125%	12/1/33 (17)	1,645	1,733
New Orleans LA Sewage Service Revenue	5.000%	6/1/24	900	1,069
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	1,000	1,091
				10,002
Maine (0.2%)
Maine Health & Higher Educational Facilities
Authority Revenue (Bowdoin College) VRDO	0.030%	4/7/15 LOC	4,100	4,100
Portland ME Airport Revenue	5.000%	1/1/20 (4)	500	571
				4,671
Maryland (1.4%)
Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/28	650	778
Baltimore MD Project Revenue	5.000%	7/1/24	2,000	2,494
Howard County MD GO	5.000%	2/15/22	750	902
Howard County MD GO	5.000%	8/15/24	200	241
Maryland Department of Transportation
Revenue	5.000%	2/15/18	500	559
Maryland GO	5.000%	8/1/15	500	508
Maryland GO	5.000%	8/1/15 (Prere.)	500	508
Maryland GO	5.000%	8/1/16 (Prere.)	450	478
Maryland GO	5.000%	11/1/16	105	113
Maryland GO	5.000%	3/15/17	500	543
Maryland GO	5.000%	7/15/17	610	671
Maryland GO	5.000%	8/1/17	500	550
Maryland GO	5.250%	8/15/17	500	554
Maryland GO	5.250%	3/1/18	200	225
Maryland GO	5.000%	3/15/19 (Prere.)	500	573
Maryland GO	5.250%	8/1/20	1,000	1,201
Maryland GO	4.000%	8/1/21	1,000	1,147
Maryland GO	5.000%	8/1/21	870	1,037
Maryland GO	5.000%	8/1/22	1,500	1,843
Maryland GO	5.000%	8/1/23	2,500	3,117
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/27	500	574
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group)	5.000%	7/1/24	500	597
1 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	1.265%	11/15/16	2,000	2,021
Maryland Health & Higher Educational Facilities
Authority Revenue (Loyola University)	5.000%	10/1/16	575	614

Maryland Health & Higher Educational Facilities
Authority Revenue (Maryland Institute College
of Art)	5.000%	6/1/20	500	572
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/22	500	576
Maryland Transportation Authority GAN	5.000%	3/1/16	465	485
Maryland Transportation Authority GAN	5.250%	3/1/16	585	612
Maryland Transportation Authority GAN	5.250%	3/1/18	700	788
Maryland Transportation Authority GAN	5.250%	3/1/20	500	577
Montgomery County MD GO	5.000%	7/1/17	500	549
Montgomery County MD GO	5.000%	11/1/17	500	555
Montgomery County MD GO	5.000%	8/1/20	2,045	2,429
Prince Georges County MD GO	5.000%	9/15/23	500	608
				29,599
Massachusetts (1.7%)
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/18 (Prere.)	500	565
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/22	480	595
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/26 (14)	400	521
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/28	500	644
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/31	915	1,158
Massachusetts College Building Authority
Revenue	5.000%	5/1/16 (Prere.)	500	526
Massachusetts College Building Authority
Revenue	5.250%	5/1/29	445	507
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23	500	569
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.500%	1/1/30	450	511
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	1/1/20	355	417
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.000%	7/15/17	300	320
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.000%	7/15/18	200	217
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.125%	7/1/26	720	804
Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/22	300	343
Massachusetts GO	5.000%	8/1/15	500	508
1 Massachusetts GO	0.470%	9/1/15	1,500	1,503
Massachusetts GO	4.750%	8/1/16 (Prere.)	500	529
Massachusetts GO	5.500%	11/1/16	500	540
Massachusetts GO	5.250%	8/1/17 (Prere.)	800	884
Massachusetts GO	5.500%	10/1/18	500	576
Massachusetts GO	5.000%	7/1/20	500	580
Massachusetts GO	5.000%	8/1/20	500	591
Massachusetts GO	5.250%	8/1/20	300	358
Massachusetts GO	5.500%	10/1/20 (14)	500	606
Massachusetts GO	5.500%	10/1/20	500	606
Massachusetts GO	5.000%	8/1/22	1,000	1,220
Massachusetts GO	5.250%	8/1/23	500	628
Massachusetts GO	0.721%	11/1/25	1,380	1,348

Massachusetts GO	5.000%	3/1/26	500	569
Massachusetts GO	5.000%	4/1/29	500	587
Massachusetts GO	4.000%	11/1/30	1,980	2,111
1 Massachusetts GO PUT	0.320%	8/1/17	1,000	1,003
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/28	500	583
Massachusetts Health & Educational Facilities
Authority Revenue (Lahey Clinic Medical
Center)	5.000%	8/15/15 (14)	500	509
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.020%	4/7/15	3,700	3,700
Massachusetts Port Authority Revenue	5.000%	7/1/17	415	454
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	195	198
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	65	66
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	305	310
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	415	422
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	20	20
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	600	611
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/19	500	577
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/20	225	268
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/21	900	1,080
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/23	495	603
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/26 (3)	500	632
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/29 (14)	300	202
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/19	240	278
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/20	200	240
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/21	500	612
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/30	625	817
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/25	895	1,052
				35,678
Michigan (1.1%)
Birmingham MI City School District GO	5.000%	5/1/22	740	890
Dearborn MI School District GO	5.000%	5/1/34	1,200	1,378
Detroit MI City School District GO	5.250%	5/1/28 (4)	500	592
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/22	370	423
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/23	500	568
Michigan Building Authority Revenue	5.000%	10/15/20 (4)	500	580

Michigan Finance Authority Hospital Revenue
Bonds (Trinity Health Credit Group)	5.000%	12/1/35	920	1,039
Michigan Finance Authority Revenue	5.000%	10/1/22	500	582
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/23 (4)	1,000	1,169
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/29	1,500	1,663
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/27	500	561
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/27	1,000	1,191
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/31	500	581
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/18	500	556
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/22	2,000	2,208
Michigan GO	5.000%	5/1/18	500	561
Michigan GO	5.500%	11/1/25	595	680
Michigan Housing Development Authority Single
Family Mortgage Revenue VRDO	0.020%	4/7/15	3,070	3,070
Michigan State University Revenue	5.000%	8/15/20	1,040	1,231
Michigan Trunk Line Revenue	5.000%	11/1/21	500	581
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/25	1,400	1,654
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/16	500	535
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	4.500%	12/1/25 (14)	1,000	1,075
				23,368
Minnesota (0.3%)
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/26	1,855	2,207
Minnesota GO	5.000%	8/1/15	500	508
Minnesota GO	5.000%	10/1/17 (ETM)	10	11
Minnesota GO	5.000%	10/1/17	490	542
Minnesota GO	5.000%	8/1/19	500	580
Minnesota GO	5.000%	11/1/20	325	379
Minnesota GO	5.000%	8/1/21	500	579
Southern Minnesota Municipal Power Agency
Power Supply System Revenue	5.250%	1/1/30	500	558
University of Minnesota Revenue	5.000%	8/1/19	500	579
University of Minnesota Revenue	5.250%	12/1/29	500	594
				6,537
Mississippi (0.3%)
DeSoto County MS School District GO	5.000%	5/1/19	370	427
Mississippi GO	5.500%	12/1/18	750	869
Mississippi GO	5.000%	10/1/19	2,000	2,329
Mississippi GO	5.000%	10/1/27	1,000	1,240
Mississippi State University Educational Building
Corp. Revenue	5.000%	8/1/32	1,000	1,150
				6,015
Missouri (0.5%)
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/15 (Prere.)	130	134

Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/26	370	380
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/27	1,520	1,809
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/29	1,000	1,175
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/25	1,000	1,202
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health)	5.000%	11/15/34	1,500	1,723
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health) VRDO	0.417%	6/1/31 (2)	500	456
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/15	300	301
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/17	500	546
Missouri Highways & Transportation
Commission Road Revenue	5.250%	5/1/17 (Prere.)	350	383
Missouri Highways & Transportation
Commission Road Revenue	5.000%	2/1/23	600	742
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/23	500	575
St. Louis County MO Parkway C-2 School
District GO	5.000%	3/1/23	1,000	1,235
				10,661
Nebraska (0.4%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 1)	5.250%	12/1/18	160	182
Central Plains Energy Project Nebraska Gas
Supply Revenue PUT	5.000%	12/1/19	2,000	2,311
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/23	750	860
Lincoln NE Electric System Revenue	5.000%	9/1/25	400	480
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/31	345	389
Nebraska Public Power District Revenue	5.000%	1/1/30	1,000	1,141
Nebraska Public Power District Revenue	5.000%	1/1/32	1,500	1,698
Omaha NE Public Power District Electric
Revenue	4.000%	2/1/16	350	361
				7,422
Nevada (0.5%)
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/33	1,500	1,632
Clark County NV GO	5.000%	12/1/29	500	574
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/27	500	568
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/15	155	157
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	4.500%	7/1/20	455	515
Clark County NV School District GO	5.000%	6/15/18	1,690	1,876

Nevada Capital Improvement & Cultural Affairs
GO	5.000%	12/1/17 (Prere.)	500	555
Nevada GO	5.000%	11/1/23	1,465	1,806
Nevada GO	5.000%	11/1/25	1,015	1,260
Reno NV Health Facility Revenue (Dignity
Health Obligated Group)	5.250%	7/1/31	1,100	1,169
				10,112
New Hampshire (0.1%)
Manchester NH General Airport Revenue	5.000%	1/1/17	500	530
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
Medical Center)	5.000%	10/1/32	1,865	1,986
New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/16	115	122
				2,638
New Jersey (1.9%)
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/21 (4)	500	439
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/22 (4)	500	423
Jersey City NJ GO	5.000%	3/1/21	480	555
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/23	495	606
New Jersey COP	5.250%	6/15/30	465	521
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/19	700	787
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/26	1,500	1,686
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/26 (14)	500	613
New Jersey Economic Development Authority
Revenue (New Jersey Transit Light Rail
Transit System Project)	5.000%	5/1/17	500	536
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/15 (ETM)	205	212
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/15 (14)	295	305
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	300	333
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	2,095	2,279
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/18	500	544
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/19	500	551
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	6.500%	6/1/19 (Prere.)	195	237
New Jersey GO	5.250%	7/1/15 (4)	1,500	1,519
New Jersey GO	5.250%	7/15/15 (2)	500	507
New Jersey GO	5.000%	8/15/15	790	804
New Jersey GO	5.250%	7/1/16 (14)	500	530
New Jersey GO	5.000%	8/1/16	440	467

New Jersey GO	5.250%	7/15/18 (2)	500	563
New Jersey GO	5.000%	8/15/19	750	856
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Greystone Park Psychiatric
Hospital Project)	5.000%	9/15/24	500	585
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/18	250	277
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/22	1,000	1,175
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/25	900	1,029
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/18 (4)	385	424
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/19	500	556
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/21	640	760
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/16	245	262
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.250%	12/1/28	335	354
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/16	200	212
New Jersey Transportation Corp. COP	5.000%	9/15/15 (Prere.)	500	511
New Jersey Transportation Corp. COP	5.500%	9/15/15 (ETM)	200	205
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/15 (14)	625	647
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/15 (2)	250	259
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/16	275	293
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/17 (4)	150	167
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/19	650	725
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (3)	2,500	2,927
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/21 (14)	245	286
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (12)	150	178
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/23	605	709
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26 (2)	2,000	1,253
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	500	572
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	700	756
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/32	1,000	1,111
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	500	565
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	1,000	1,141

New Jersey Turnpike Authority Revenue	5.000%	1/1/32	1,000	1,136
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/25	500	565
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/18	500	544
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/19	100	108
Tobacco Settlement Financing Corp. New
Jersey Revenue	0.000%	6/1/41	7,100	1,733
Tobacco Settlement Financing Corp. New
Jersey Revenue	0.000%	6/1/41	1,000	235
West Deptford Township NJ GO	5.000%	7/1/27 (4)	635	688
				38,821
New Mexico (0.3%)
Farmington NM Pollution Control Revenue
(Arizona Public Service Co. Four Corners
Project)	4.700%	9/1/24	1,750	1,943
New Mexico Educational Assistance Foundation
Revenue	5.000%	12/1/19	500	581
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/23	500	583
New Mexico GO	5.000%	3/1/24	1,720	2,152
				5,259
New York (7.8%)
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/15	500	502
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/18	500	561
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/19	500	575
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/31	500	586
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/17	630	677
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/18 (14)	400	429
Long Island NY Power Authority Electric System
Revenue	5.250%	4/1/19	400	457
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/19 (14)	500	534
Long Island NY Power Authority Electric System
Revenue	5.000%	4/1/23	575	636
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/24	45	52
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/24 (14)	940	983
1 Long Island NY Power Authority Electric System
Revenue PUT	0.770%	11/1/18	1,000	1,001
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/23	825	841
Nassau County NY GO	5.000%	4/1/23	1,000	1,191

New York City NY GO	5.000%	8/1/15 (Prere.)	575	584
New York City NY GO	5.000%	8/1/15 (Prere.)	320	325
New York City NY GO	5.000%	9/1/15 (Prere.)	490	500
New York City NY GO	5.000%	2/1/16	105	109
New York City NY GO	5.000%	8/1/16 (Prere.)	5	5
New York City NY GO	5.000%	8/1/16	500	531
New York City NY GO	5.000%	2/1/17	500	540
New York City NY GO	5.250%	8/1/17	700	773
New York City NY GO	5.000%	9/1/17	10	10
New York City NY GO	5.000%	2/1/18	500	542
New York City NY GO	5.250%	8/15/18 (Prere.)	40	46
New York City NY GO	5.000%	8/1/19	500	552
New York City NY GO	5.000%	8/1/19	1,500	1,726
New York City NY GO	5.000%	8/1/21	380	452
New York City NY GO	5.000%	8/1/21	515	613
New York City NY GO	5.000%	8/1/21	2,000	2,380
New York City NY GO	5.000%	8/1/22	500	598
New York City NY GO	5.000%	10/1/22	500	598
New York City NY GO	5.000%	8/1/23	380	459
New York City NY GO	5.000%	8/1/23 (14)	180	183
New York City NY GO	5.000%	8/1/23	1,505	1,827
New York City NY GO	5.250%	8/15/24	460	521
New York City NY GO	5.000%	8/1/25	750	887
New York City NY GO	5.000%	8/1/25	330	335
New York City NY GO	5.000%	8/1/26	500	593
New York City NY GO	5.000%	8/1/26	1,000	1,185
New York City NY GO	5.000%	8/15/26	475	532
1 New York City NY GO	0.420%	8/1/27	2,000	2,000
New York City NY GO	5.000%	8/1/27	1,000	1,205
New York City NY GO	5.000%	5/15/28	480	549
New York City NY GO	5.000%	8/1/28	400	463
New York City NY GO	5.000%	8/1/28	495	524
New York City NY GO	5.500%	11/15/28	300	346
New York City NY GO	5.625%	4/1/29	840	976
New York City NY GO	5.000%	5/15/29	500	569
New York City NY GO	5.000%	8/1/30	1,000	1,162
New York City NY GO	5.000%	3/1/31	1,340	1,537
New York City NY GO	5.000%	8/1/31	365	424
New York City NY GO	4.500%	8/1/35 (2)	1,500	1,519
New York City NY GO VRDO	0.010%	4/1/15	7,515	7,515
New York City NY GO VRDO	0.020%	4/1/15	1,400	1,400
New York City NY GO VRDO	0.020%	4/7/15 LOC	1,300	1,300
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/24	1,500	1,714
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	500	560
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/29	1,000	1,167
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/15	250	253
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/15 (Prere.)	50	50
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/15 (Prere.)	765	773
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/15 (Prere.)	435	439

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/18	750	727
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	500	573
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	1,200	1,475
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	500	528
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/30	255	280
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	500	577
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	295	298
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	500	574
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	1,735	1,752
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32 (4)	860	868
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	4/1/15	1,800	1,800
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.030%	4/1/15	1,100	1,100
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/24	500	604
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/25	500	571
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	500	571
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/29	1,070	1,213
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	250	290
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/16 (Prere.)	280	297
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/17 (Prere.)	330	360
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/17 (Prere.)	335	365
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/17 (Prere.)	330	360
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/17 (Prere.)	660	720
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/18 (ETM)	200	223
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	170	186
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/23	165	180
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	170	185
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	400	474

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	340	369
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/29	850	1,014
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/30	500	590
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/30	500	587
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	500	576
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/31	300	350
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	500	588
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/32	1,250	1,468
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	500	587
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	1,450	1,690
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.010%	4/1/15	4,700	4,700
New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural
History) VRDO	0.020%	4/1/15	5,800	5,800
New York Liberty Development Corp. Revenue	5.000%	11/15/31	1,000	1,135
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/31	1,000	1,159
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	210	251
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/21 (14)	300	363
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	500	554
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27 (14)	110	121
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	500	554
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	500	579
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	500	580
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	500	582
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	500	572
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	1,500	1,721
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/24	600	706
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/16 (Prere.)	500	537
New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.500%	7/1/15	500	507
New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.750%	1/1/17 (14)	560	610

New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/18	490	531
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/31	1,165	1,344
1 New York Metropolitan Transportation Authority
Revenue PUT	0.645%	11/1/15	600	600
1 New York Metropolitan Transportation Authority
Revenue PUT	0.380%	11/15/17	1,500	1,501
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/24 (2)	500	632
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/27 (2)	500	647
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/21	500	584
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/24	400	458
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/25 (4)	250	278
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	500	526
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/15	100	102
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/23	500	579
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/24 (14)	500	546
New York State Dormitory Authority Revenue
(New York University)	6.000%	7/1/19 (14)	500	592
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/26	500	569
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/17	500	541
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	200	231
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/23	1,000	1,210
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/23	1,500	1,831
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	1,000	1,206
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	2,040	2,526
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/26	500	602
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	500	554
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	2,000	2,359
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/32	500	582
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	300	348
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	2,000	2,319

New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20	500	590
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (4)	390	468
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/16	275	291
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/22	500	574
New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/30	500	573
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/22	500	547
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/24	365	429
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/25	500	605
New York State GO	4.500%	2/1/17	500	537
New York State GO	4.500%	2/1/18	500	551
New York State GO	4.500%	2/1/19	500	564
New York State GO	5.000%	2/15/30	315	370
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/21	500	583
New York State Thruway Authority Revenue	5.000%	1/1/20 (14)	500	554
New York State Thruway Authority Revenue	5.000%	1/1/21 (14)	490	543
New York State Thruway Authority Revenue	5.000%	4/1/21 (2)	2,185	2,237
New York State Thruway Authority Revenue	5.000%	1/1/30	500	571
New York State Thruway Authority Revenue	5.000%	1/1/32 (14)	600	655
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	10/1/15 (Prere.)	65	67
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	10/1/15 (Prere.)	65	67
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18 (2)	435	445
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/24	500	563
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/25 (2)	435	445
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/26 (2)	500	541
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/16	225	235
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/19	500	572
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	500	586
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	500	602
New York State Urban Development Corp.
Revenue	5.000%	12/15/15	400	414
New York State Urban Development Corp.
Revenue	5.000%	12/15/18	500	570
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/15	275	284

New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/18	1,890	2,110
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/18	600	684
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/22 (14)	530	659
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/24	1,325	1,636
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/25	1,500	1,655
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	2,000	2,434
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	2,000	2,313
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	1,485	1,705
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/18	540	600
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/26	500	562
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/26	1,750	2,144
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/21	1,545	1,814
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/27	1,370	1,580
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/22	500	527
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/15	500	516
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/25	500	565
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/33	1,600	1,885
Westchester County NY GO	5.000%	7/1/20 (ETM)	55	65
Westchester County NY GO	5.000%	7/1/20	445	528
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/30	500	552
				163,842
North Carolina (0.7%)
Cary NC Combined Enterprise System Revenue	5.000%	12/1/27	500	601
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/20	235	281
Durham County NC GO	5.000%	4/1/20	685	808
Mecklenburg County NC GO	5.000%	3/1/17	500	543
Mecklenburg County NC Public Facilities Corp.
Revenue (Annual Appropriation)	5.000%	3/1/26	500	569
North Carolina Capital Improvement Revenue	5.000%	5/1/19	555	638
North Carolina Capital Improvement Revenue	5.000%	5/1/29	500	578
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	6.000%	1/1/18 (2)	510	578
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/26	500	565
North Carolina GO	5.000%	3/1/16	500	522
North Carolina GO	5.000%	3/1/17	520	564
North Carolina GO	5.000%	3/1/18	500	557
North Carolina GO	5.000%	3/1/20	275	324
North Carolina GO	4.000%	6/1/20	500	567

North Carolina GO	5.000%	5/1/22	250	306
North Carolina Infrastructure Financial Corp.
Capital Improvements COP	5.000%	2/1/17 (Prere.)	2,000	2,162
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/21	1,000	1,174
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	5.000%	6/1/24	600	684
North Carolina Municipal Power Agency
Revenue	5.000%	1/1/30	500	559
Orange County NC Public Facilities Co.
Revenue	5.000%	10/1/24	500	603
1 University of North Carolina University System
Revenue PUT	0.865%	12/1/17	1,100	1,110
Wake County NC GO	4.000%	2/1/18	695	757
Wake County NC GO	5.000%	3/1/18	500	560
Wake County NC Public Improvement GO	5.000%	3/1/16	100	104
				15,714
Ohio (1.6%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/16	500	530
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.250%	2/15/27	570	667
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.250%	2/15/18	500	559
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.000%	6/1/16	200	209
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.000%	6/1/17	190	204
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.250%	4/1/31	500	559
Butler County OH Hospital Facilities Revenue
(UC Health)	5.250%	11/1/29	435	499
Cleveland OH Airport System Revenue	5.000%	1/1/16 (2)	250	258
Cleveland OH Airport System Revenue	5.250%	1/1/18 (2)	260	287
Cleveland OH Airport System Revenue	5.000%	1/1/31 (4)	500	528
Cleveland OH Public Power System Revenue	5.000%	11/15/16 (Prere.)	265	284
Cleveland OH Public Power System Revenue	5.000%	11/15/20 (14)	235	251
Columbus OH GO	5.000%	9/1/15	1,300	1,326
Columbus OH GO	5.000%	7/1/25	535	646
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/27	1,000	1,224
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.125%	6/15/33	615	675
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/20	1,000	1,181
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/28	1,680	1,981
2 Greater Cleveland OH Regional Transit
Authority Sales Tax Revenue	5.000%	12/1/18	350	398
Hamilton County OH Economic Development
Revenue (King Highland Community Urban
Redevelopment Corp. - University of
Cincinnati Lessee Project)	5.000%	6/1/33 (14)	1,225	1,278
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/21	200	232
Hamilton County OH Sales Tax Revenue	4.500%	12/1/15 (2)	350	360
Kent State University OH Revenue	5.000%	5/1/23 (12)	500	570

Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/26	500	580
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/27	1,500	1,760
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.020%	4/1/15	1,300	1,300
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/20	100	119
Ohio Capital Facilities Lease-Appropriation
Revenue (Mental Health Facilities
Improvement Fund Projects)	5.000%	2/1/22	750	897
Ohio Common Schools GO	5.000%	6/15/16 (Prere.)	750	793
Ohio GO	5.000%	9/15/15	3,165	3,235
Ohio GO	5.000%	3/15/16 (Prere.)	260	272
Ohio GO	5.000%	8/1/23	500	608
Ohio GO	5.000%	8/1/24	500	623
Ohio Higher Education GO	5.000%	8/1/17	770	847
Ohio Higher Education GO	5.000%	8/1/21	500	600
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/22	550	671
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.010%	4/1/15	2,500	2,500
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/16 (Prere.)	1,000	1,075
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/15	550	569
Ohio State University General Receipts
Revenue	5.000%	12/1/16 (ETM)	30	32
Ohio State University General Receipts
Revenue	5.000%	12/1/16	470	506
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28	1,000	1,156
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/31	500	569
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.250%	6/1/19	435	507
Penta Career Center Ohio COP	5.250%	4/1/23	125	148
				34,073
Oklahoma (0.1%)
Oklahoma City OK GO	5.000%	3/1/24	525	620
Oklahoma Turnpike Authority Revenue	5.000%	1/1/31	300	350
University of Oklahoma Revenue	5.000%	7/1/31	475	549
				1,519
Oregon (0.7%)
Clackamas County OR School District No. 46
GO	0.000%	6/15/32	1,670	901
Deschutes & Jefferson Counties OR School
District No. 2J GO	0.000%	6/15/31	750	433
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/25	1,370	1,691
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/25	1,665	2,095
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/31	500	584
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/16	150	161

Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/17	250	277
Oregon GO	5.000%	5/1/23	500	607
Oregon GO (Veterans Welfare) VRDO	0.030%	4/1/15	8,400	8,400
Portland OR Sewer System Revenue	5.000%	6/15/22 (4)	500	561
				15,710
Pennsylvania (3.4%)
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/29	325	372
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/18	500	559
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	0.891%	2/1/21	870	871
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.375%	8/15/29	210	239
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	500	595
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/24	1,000	1,144
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.500%	6/1/17	500	510
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) VRDO	0.010%	4/1/15 LOC	1,500	1,500
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.500%	12/1/31	500	594
Chester County PA GO	5.000%	11/15/31	750	885
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/25 (14)	500	504
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/32	500	563
Dallas PA Area Muni Authority University
Revenue (Misericordia University Project)	3.000%	5/1/15	500	501
Dallas PA Area Muni Authority University
Revenue (Misericordia University Project)	4.000%	5/1/17	415	437
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/29	1,000	1,102
Emmaus PA General Authority Revenue VRDO	0.020%	4/7/15 LOC	1,400	1,400
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.010%	4/1/15	300	300
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.010%	4/1/15	700	700
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.010%	4/1/15	1,000	1,000
2 Lower Merion PA School District GO	5.000%	9/1/18	1,500	1,699
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/19	500	568
Montgomery County PA GO VRDO	0.020%	4/1/15	8,365	8,365
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/31	500	559

Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	3.000%	4/1/15	100	100
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	3.000%	4/1/16	200	204
Montgomery County PA Industrial Development
Authority Retirement Community Revenue
(ACTS Retirement- Life Communities
Obligated Group)	5.000%	11/15/25	1,250	1,374
Pennsylvania Economic Development Financing
Authority Health System Revenue (Albert
Einstein Healthcare Network)	6.250%	10/15/23	1,000	1,167
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	3.700%	5/1/15	750	752
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	4.000%	1/1/18	325	353
Pennsylvania GO	5.000%	5/1/15	405	407
Pennsylvania GO	5.250%	7/1/15	500	506
Pennsylvania GO	5.000%	3/1/16	100	104
Pennsylvania GO	5.000%	7/1/16	120	127
Pennsylvania GO	5.000%	7/1/16	400	423
Pennsylvania GO	5.000%	7/1/20	500	584
Pennsylvania GO	5.000%	11/15/20	250	294
Pennsylvania GO	5.375%	7/1/21	500	604
Pennsylvania GO	5.000%	8/1/22	500	549
Pennsylvania GO	5.000%	11/15/22	500	596
Pennsylvania GO	5.000%	1/1/26	100	104
Pennsylvania GO	5.000%	4/15/28	500	567
Pennsylvania GO	5.000%	10/15/32	1,000	1,150
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.010%	4/1/15 LOC	4,200	4,200
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/17 (10)	500	523
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/19	740	822
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.500%	6/1/20	1,000	1,041
Pennsylvania Higher Educational Facilities
Authority Revenue (Slippery Rock University
Foundation)	4.500%	7/1/28 (10)	1,090	1,094
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/24	200	229
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/32	500	570
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/19 (Prere.)	500	580
Pennsylvania State University Revenue	5.000%	3/1/25	500	583
Pennsylvania State University Revenue	5.000%	8/15/27	1,000	1,100
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/24	1,000	1,208
1 Pennsylvania Turnpike Commission Revenue	1.000%	12/1/21	1,215	1,227
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	345	398
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/22 (2)	1,000	1,052
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/27	1,000	1,185

Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	1,050	1,176
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/30	1,330	1,402
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	2,000	2,297
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	1,000	1,141
Philadelphia PA Airport Revenue	5.000%	6/15/15	505	510
Philadelphia PA Airport Revenue	5.000%	6/15/23	1,120	1,276
Philadelphia PA Gas Works Revenue VRDO	0.010%	4/7/15 LOC	4,500	4,500
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.030%	4/1/15	1,900	1,900
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	6.250%	7/1/23	500	537
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/30	245	252
Philadelphia PA Municipal Authority Revenue	6.375%	4/1/29	500	576
Philadelphia PA School District GO	5.000%	8/1/20 (2)	500	508
Philadelphia PA School District GO	5.250%	9/1/22	500	570
2 Philadelphia PA School District GO	5.000%	9/1/31	940	1,058
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/22 (4)	560	647
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/26	1,000	1,194
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/26	1,000	1,142
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/24	500	584
West Shore Area Authority Hospital Revenue
(Holy Spirit Hospital of the Sisters of Christian
Charity Project)	6.250%	1/1/31	80	97
				72,111
Puerto Rico (0.2%)
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	500	500
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	500	511
Puerto Rico GO	6.000%	7/1/27 (14)	500	524
Puerto Rico Highway and Transportation
Authority Revenue	5.250%	7/1/21 (13)(3)	500	584
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	1,000	1,305
				3,424
South Carolina (0.5%)
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/16 (Prere.)	500	537
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/23	500	615
Columbia SC Waterworks & Sewer System
Revenue	5.000%	2/1/27	250	292
Greenville County SC School District GO	5.000%	12/1/27	500	535
Laurens County SC School District No. 55
Installment Purchase Revenue	5.250%	12/1/30	2,080	2,131
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/25	1,000	1,193
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24 (14)	1,600	1,251

2 South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/26	1,420	1,697
South Carolina GO	5.000%	4/1/20	450	531
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/24 (4)	500	552
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/26	1,000	1,168
South Carolina Public Service Authority
Revenue	5.000%	1/1/16 (ETM)	130	135
South Carolina Public Service Authority
Revenue	5.000%	1/1/29	500	554
				11,191
South Dakota (0.1%)
Educational Enhancement Funding Corp. South
Dakota Tobacco Settlement Revenue	5.000%	6/1/25	2,000	2,304

Tennessee (0.7%)
Chattanooga TN Health Educational & Housing
Facility Board Revenue (Catholic Health
Initiatives)	5.000%	1/1/33	1,500	1,660
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/27	1,000	1,127
Memphis TN Electric System Revenue	5.000%	12/1/17	500	555
Memphis TN GO	5.000%	5/1/30	500	577
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/21	625	740
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Blakeford at Green
Hills)	5.000%	7/1/27	500	546
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University)	5.000%	10/1/15	350	359
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/20	500	589
Shelby County TN GO	5.000%	3/1/19	500	574
Shelby County TN GO	5.000%	4/1/19 (ETM)	100	115
Shelby County TN GO	5.000%	4/1/19	400	460
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/16	500	527
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/17	250	267
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/17	500	548
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/18	625	704
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/22	1,115	1,299
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/24	1,500	1,725
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/24	375	442
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/25	695	803

Tennessee GO	5.000%	8/1/20	625	742
				14,359
Texas (3.9%)
Austin TX Combined Utility System Revenue	0.000%	5/15/18 (14)	1,000	958
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/21	500	602
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/24	275	319
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/25	100	69
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/25	500	571
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/26	180	118
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	500	557
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	200	228
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/25	500	590
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/30	500	538
Dallas TX Area Rapid Transit Sales Tax
Revenue	4.500%	12/1/27	500	537
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/27	500	593
Dallas TX Independent School District GO	5.000%	2/15/23	485	580
Dallas TX Independent School District GO	5.000%	8/15/34	1,350	1,374
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/15 (2)	485	497
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/17	200	221
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/22	330	397
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/16	515	552
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/29	1,000	1,182
Eagle Mountain & Saginaw TX Independent
School District GO	4.550%	8/15/37 (4)	1,500	1,567
El Paso TX Water & Sewer Revenue	5.000%	3/1/22	765	922
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/25	450	531
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/30	1,550	1,225
Harris County TX Flood Control District GO	5.250%	10/1/18	435	499
Harris County TX GO	5.000%	10/1/23	300	360
Harris County TX GO	5.000%	10/1/23	500	582
Harris County TX GO	5.000%	8/15/32	1,000	1,168
Harris County TX Sports Authority Revenue	5.000%	11/15/22	945	1,108
1 Harris County TX Toll Road Revenue	0.800%	8/15/18	1,000	1,010
Harris County TX Toll Road Revenue	5.000%	8/15/27	500	576
Harris County TX Toll Road Revenue	5.000%	8/15/32	500	575
Houston TX Airport System Revenue	5.000%	7/1/19 (14)	1,000	1,080
Houston TX Community College System GO	5.000%	2/15/27	1,000	1,004
Houston TX GO	5.000%	3/1/20	500	575

Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/24	1,000	1,200
Houston TX Independent School District GO	5.000%	7/15/15 (4)	500	507
Houston TX Independent School District GO
PUT	1.000%	6/1/15	2,000	2,002
Houston TX Utility System Revenue	5.000%	5/15/25	1,000	1,228
Houston TX Utility System Revenue	5.000%	11/15/28 (4)	500	551
1 Houston TX Utility System Revenue PUT	0.620%	8/1/16	1,000	1,002
Katy TX Independent School District GO	5.000%	2/15/20	2,000	2,165
Lake Travis TX Independent School District GO	5.000%	2/15/32	500	571
Laredo TX Community College District GO	5.000%	8/1/25	1,000	1,225
Lone Star College System Texas GO	5.000%	8/15/23	250	288
Lower Colorado River Authority Texas Revenue	5.750%	5/15/15 (Prere.)	40	40
Lower Colorado River Authority Texas Revenue	5.750%	5/15/15 (Prere.)	415	418
Lower Colorado River Authority Texas Revenue	5.750%	5/15/15 (Prere.)	5	5
Lower Colorado River Authority Texas Revenue	5.750%	5/15/28	40	40
Lubbock TX GO	5.000%	2/15/23	500	607
Mesquite TX Health Facilities Development
Corp. Retirement Facility Revenue (Christian
Care Centers Inc. Project)	5.000%	2/15/24	350	378
New Hope TX Cultural Education Facilities .
Student Housing Revenue (Tarleton State
University Project)	4.000%	4/1/17	245	256
New Hope TX Cultural Education Facilities .
Student Housing Revenue (Tarleton State
University Project)	4.000%	4/1/19	495	530
2 New Hope TX Cultural Education Facilities .
Student Housing Revenue (Tarleton State
University Project)	5.000%	4/1/23	200	227
2 New Hope TX Cultural Education Facilities .
Student Housing Revenue (Tarleton State
University Project)	5.000%	4/1/24	210	239
2 New Hope TX Cultural Education Facilities .
Student Housing Revenue (Tarleton State
University Project)	5.000%	4/1/25	240	274
New Hope TX Cultural Education Facilities
Finance Corp. First Mortgage Revenue
(Morningside Ministries Project)	6.250%	1/1/33	1,640	1,846
North East TX Independent School District GO	5.250%	2/1/22	500	611
North Texas Tollway Authority System Revenue	4.000%	9/1/15	1,400	1,422
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	440	499
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	440	499
North Texas Tollway Authority System Revenue	6.000%	1/1/20	60	68
North Texas Tollway Authority System Revenue	6.000%	1/1/25	60	68
North Texas Tollway Authority System Revenue	6.000%	1/1/28	250	291
North Texas Tollway Authority System Revenue	5.500%	9/1/28	500	606
North Texas Tollway Authority System Revenue	5.000%	1/1/31	500	566
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/17	500	546
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/19	500	572
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/19	210	240
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/16 (Prere.)	905	941

San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/19	500	573
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/21	500	595
San Antonio TX GO	5.000%	8/1/20	125	148
San Antonio TX GO	5.000%	2/1/22	1,000	1,186
San Antonio TX GO	5.000%	2/1/24	500	591
1 San Antonio TX Water Revenue PUT	0.700%	11/1/16	1,000	1,004
1 San Antonio TX Water Revenue PUT	0.420%	11/1/17	1,500	1,500
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/16 (2)	260	277
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.250%	10/1/31	1,000	1,191
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	6.250%	7/1/28 (12)	325	375
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources)	5.000%	2/15/26	735	787
Texas A&M University System Revenue
Financing System Revenue	5.000%	5/15/26	500	576
Texas GO	4.000%	4/1/18	400	438
Texas GO	5.000%	10/1/22	1,000	1,228
Texas GO	5.000%	10/1/27	1,400	1,701
Texas GO	5.000%	10/1/28	1,330	1,598
Texas GO	5.000%	8/1/31	500	588
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/17	550	603
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/21	240	279
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/22	405	475
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/23	380	440
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/23	190	225
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/24	495	590
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/25	1,000	1,142
Texas Municipal Power Agency Revenue	0.000%	9/1/15 (14)	1,500	1,498
Texas Public Finance Authority Revenue (Texas
Southern University)	5.000%	11/1/21 (15)	1,000	1,131
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	7/1/15 (Prere.)	500	506
Texas Public Finance Authority Revenue
(Unemployment Compensation)	4.000%	1/1/18	1,000	1,045
Texas Tech University System Financing
System Revenue	5.000%	2/15/28	500	564
Texas Transportation Commission GO	5.000%	10/1/22	1,175	1,443
1 Texas Transportation Commission Mobility Fund
GO PUT	0.400%	10/1/18	1,500	1,501
Texas Transportation Commission Mobility Fund
GO VRDO	0.020%	4/7/15	1,110	1,110
Texas Transportation Commission Revenue	4.750%	4/1/16 (Prere.)	500	523
Texas Transportation Commission Revenue	5.000%	4/1/16 (Prere.)	500	524

Texas Transportation Commission Revenue	5.000%	4/1/16 (Prere.)	500	524
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/20 (ETM)	285	261
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/20 (2)	525	472
Texas Water Financial Assistance GO	5.000%	8/1/24	500	564
Texas Water Financial Assistance GO	5.000%	8/1/25	500	563
Texas Water Financial Assistance GO	5.000%	8/1/27	500	562
2 University of Texas Permanent University Fund
Revenue	5.000%	7/1/19	1,225	1,417
University of Texas System Revenue Financing
System Revenue	4.750%	2/15/17 (Prere.)	820	882
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/19	325	378
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/21	500	605
University of Texas System Revenue Financing
System Revenue	4.750%	8/15/30	1,180	1,256
Williamson County TX GO	5.000%	2/15/23	230	278
				81,510
Utah (0.2%)
Central Utah Water Conservancy District GO	5.000%	4/1/30	500	576
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/32	350	395
Utah GO	5.000%	7/1/16	615	651
Utah GO	5.000%	7/1/16	500	530
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	1,000	1,250
				3,402
Virgin Islands (0.0%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	500	549

Virginia (0.7%)
Arlington County VA GO	5.000%	8/1/17	750	826
Arlington County VA GO	5.000%	8/1/23	600	732
Chesapeake VA Toll Road Revenue	5.000%	7/15/21	500	575
Chesterfield County VA GO	5.000%	1/1/22	900	1,094
Fairfax County VA GO	5.000%	10/1/23	1,255	1,570
Fairfax County VA GO	5.000%	10/1/24	1,365	1,728
Fairfax County VA Public Improvement GO	5.000%	10/1/17	500	553
Fairfax County VA Public Improvement GO	5.000%	4/1/21	300	361
Fairfax County VA Public Improvement GO	5.000%	4/1/23	500	621
Fairfax County VA Water Authority Revenue	5.000%	4/1/25	500	602
Norfolk VA Water Revenue	5.000%	11/1/31	500	574
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/30	500	563
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/17	200	216
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/15	1,000	1,020
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/19	1,570	1,822

Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/22	355	432
Virginia Public School Authority Revenue	5.000%	8/1/19	500	579
				13,868
Washington (1.2%)
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/20	500	589
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.250%	7/1/16	1,000	1,062
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/17	500	548
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/15	100	101
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/16	865	916
King County WA GO	5.000%	1/1/19	150	171
King County WA GO	5.000%	1/1/24	500	596
King County WA Sewer Revenue	5.000%	1/1/20	1,000	1,168
Port of Seattle WA Revenue	5.000%	3/1/20 (14)	665	668
Port of Seattle WA Revenue	5.000%	8/1/29	250	289
Snohomish County WA School District No. 201
GO	5.250%	12/1/26	1,760	2,021
University of Washington Revenue	5.000%	4/1/31	335	388
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/17 (Prere.)	500	548
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/18 (Prere.)	425	480
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	375	449
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/25	1,080	1,333
Washington GO	5.700%	10/1/15 (4)	110	113
Washington GO	5.000%	2/1/16	500	520
Washington GO	5.000%	7/1/16 (Prere.)	500	529
Washington GO	5.000%	7/1/17	200	220
Washington GO	5.000%	7/1/18 (Prere.)	500	564
Washington GO	5.000%	7/1/18	675	762
Washington GO	0.000%	6/1/20 (14)	500	461
Washington GO	5.000%	8/1/20	500	585
Washington GO	5.000%	7/1/22	1,350	1,636
Washington GO	5.000%	7/1/23	1,000	1,228
Washington GO	5.000%	7/1/25	500	603
Washington GO	5.000%	7/1/25	1,500	1,850
Washington GO	5.000%	2/1/32	500	575
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/31 (14)	2,000	2,110
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/33	880	996
Washington State University General Revenue	5.000%	10/1/31	500	586
				24,665
West Virginia (0.1%)
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.125%	9/1/23	1,000	1,112

Wisconsin (0.5%)
Wisconsin Annual Appropriation Revenue	5.625%	5/1/28	460	541

Wisconsin GO	5.000%	5/1/15 (Prere.)	600	602
Wisconsin GO	4.000%	9/1/15	970	986
Wisconsin GO	5.000%	5/1/16	500	526
Wisconsin GO	5.000%	5/1/18 (Prere.)	500	562
Wisconsin GO	5.000%	5/1/21	750	897
Wisconsin GO	5.000%	5/1/24	500	601
Wisconsin GO	5.000%	5/1/26	2,210	2,639
Wisconsin Health & Educational Facilities
Authority Revenue (Aspirus, Inc. Obligated
Group)	5.000%	8/15/25	1,570	1,839
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/30	500	570
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/32	500	571
Wisconsin Transportation Revenue	5.000%	7/1/23	500	614
				10,948
Total Tax-Exempt Municipal Bonds (Cost $1,049,406)				1,095,364
Total Investments (100.3%) (Cost $1,622,516)				2,105,323
Other Assets and Liabilities-Net (-0.3%)				(6,472)
Net Assets (100%)				2,098,851

* Non-income-producing security.
1 Adjustable-rate security.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2015.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).

Tax-Managed Balanced Fund

(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Tax-Managed Balanced Fund

The following table summarizes the market value of the fund's investments as of March 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,009,959	—	—
Tax-Exempt Municipal Bonds	—	1,095,364	—
Total	1,009,959	1,095,364	—

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at March 31, 2015.

D. At March 31, 2015, the cost of investment securities for tax purposes was $1,622,533,000. Net unrealized appreciation of investment securities for tax purposes was $482,790,000, consisting of unrealized gains of $484,939,000 on securities that had risen in value since their purchase and $2,149,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed Small-Cap Fund

Schedule of Investments
As of March 31, 2015

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (15.2%)
	Jack in the Box Inc.	217,301	20,844
	Cracker Barrel Old Country Store Inc.	132,136	20,103
	Wolverine World Wide Inc.	558,620	18,686
	Pool Corp.	243,886	17,013
*	Skechers U.S.A. Inc. Class A	220,075	15,826
	Marriott Vacations Worldwide Corp.	168,447	13,653
	Men's Wearhouse Inc.	246,870	12,887
*	Steven Madden Ltd.	332,966	12,653
	Ryland Group Inc.	256,659	12,510
	Lithia Motors Inc. Class A	125,002	12,426
	Texas Roadhouse Inc. Class A	332,227	12,103
*	Helen of Troy Ltd.	147,445	12,015
*	Pinnacle Entertainment Inc.	325,945	11,763
*	G-III Apparel Group Ltd.	103,354	11,643
	Papa John's International Inc.	176,887	10,933
	Monro Muffler Brake Inc.	166,030	10,800
*	Select Comfort Corp.	307,287	10,592
	Group 1 Automotive Inc.	119,260	10,296
*	Meritage Homes Corp.	200,027	9,729
	DineEquity Inc.	90,480	9,682
*	Genesco Inc.	133,430	9,504
	Sonic Corp.	292,396	9,269
*	Iconix Brand Group Inc.	268,072	9,026
	La-Z-Boy Inc.	291,327	8,189
	Children's Place Inc.	124,182	7,971
	Buckle Inc.	154,446	7,891
	Brown Shoe Co. Inc.	228,699	7,501
*	Popeyes Louisiana Kitchen Inc.	125,186	7,489
	Drew Industries Inc.	121,534	7,479
	Outerwall Inc.	110,978	7,338
*	Standard Pacific Corp.	812,389	7,311
*	Hibbett Sports Inc.	139,843	6,861
	Finish Line Inc. Class A	273,937	6,717
*	EW Scripps Co. Class A	226,856	6,452
*	Dorman Products Inc.	129,078	6,422
*	Red Robin Gourmet Burgers Inc.	72,722	6,327
*	Boyd Gaming Corp.	419,286	5,954
	Cato Corp. Class A	149,603	5,924
*	BJ's Restaurants Inc.	115,134	5,809
	Interval Leisure Group Inc.	218,020	5,714
	Scholastic Corp.	137,131	5,614
*	Barnes & Noble Inc.	229,320	5,446
	Sturm Ruger & Co. Inc.	104,938	5,208
*	iRobot Corp.	158,109	5,159
*	Vitamin Shoppe Inc.	124,093	5,111
*	Crocs Inc.	422,088	4,985
*	Zumiez Inc.	122,658	4,937
	Oxford Industries Inc.	65,179	4,918
	Standard Motor Products Inc.	115,014	4,860

* Universal Electronics Inc.	85,382	4,819
Sonic Automotive Inc. Class A	192,034	4,782
Stage Stores Inc.	180,939	4,147
* Francesca's Holdings Corp.	230,524	4,103
* Biglari Holdings Inc.	9,766	4,044
Capella Education Co.	62,015	4,024
* Regis Corp.	240,372	3,932
Ethan Allen Interiors Inc.	140,096	3,872
* Lumber Liquidators Holdings Inc.	124,745	3,840
Callaway Golf Co.	398,921	3,802
* Tuesday Morning Corp.	234,051	3,768
* MarineMax Inc.	135,557	3,594
Winnebago Industries Inc.	156,078	3,318
Fred's Inc. Class A	190,085	3,249
* M/I Homes Inc.	135,559	3,232
* Strayer Education Inc.	59,763	3,192
Nutrisystem Inc.	159,580	3,188
Ruth's Hospitality Group Inc.	199,735	3,172
* FTD Cos. Inc.	99,761	2,987
Bob Evans Farms Inc.	61,872	2,862
Haverty Furniture Cos. Inc.	111,484	2,774
* Scientific Games Corp. Class A	264,296	2,767
* American Public Education Inc.	90,328	2,708
Arctic Cat Inc.	74,452	2,704
Superior Industries International Inc.	129,762	2,456
Movado Group Inc.	85,570	2,440
* Pep Boys-Manny Moe & Jack	232,539	2,237
* Unifi Inc.	61,757	2,229
Marcus Corp.	104,413	2,223
* Blue Nile Inc.	63,877	2,034
* Kirkland's Inc.	83,689	1,988
* Ruby Tuesday Inc.	322,670	1,939
Stein Mart Inc.	155,739	1,939
PetMed Express Inc.	112,207	1,854
Harte-Hanks Inc.	223,669	1,745
* Career Education Corp.	321,001	1,615
* Perry Ellis International Inc.	69,589	1,612
* Quiksilver Inc.	663,841	1,228
Big 5 Sporting Goods Corp.	90,077	1,195
* Christopher & Banks Corp.	205,422	1,142
* Aeropostale Inc.	328,055	1,138
* Monarch Casino & Resort Inc.	54,079	1,035
* VOXX International Corp. Class A	105,417	966
Universal Technical Institute Inc.	56,809	545
* Sizmek Inc.	33,019	240
		576,223
Consumer Staples (2.9%)
Casey's General Stores Inc.	213,679	19,252
* Darling Ingredients Inc.	674,622	9,451
Sanderson Farms Inc.	112,474	8,959
Snyder's-Lance Inc.	270,787	8,654
J&J Snack Foods Corp.	80,886	8,631
WD-40 Co.	81,042	7,175
SpartanNash Co.	205,688	6,492
Cal-Maine Foods Inc.	166,056	6,486
B&G Foods Inc.	219,814	6,469
Universal Corp.	124,973	5,894

Andersons Inc.	126,198	5,221
* Diamond Foods Inc.	138,098	4,498
Calavo Growers Inc.	76,685	3,943
Inter Parfums Inc.	94,047	3,068
* Central Garden and Pet Co. Class A	234,726	2,493
* Medifast Inc.	59,690	1,789
* Seneca Foods Corp. Class A	42,906	1,279
		109,754
Energy (3.5%)
* Carrizo Oil & Gas Inc.	260,206	12,919
Exterran Holdings Inc.	367,793	12,347
* PDC Energy Inc.	220,079	11,893
Bristow Group Inc.	201,508	10,972
US Silica Holdings Inc.	287,674	10,244
* SEACOR Holdings Inc.	93,992	6,548
* Synergy Resources Corp.	469,826	5,567
Green Plains Inc.	178,790	5,105
* Bonanza Creek Energy Inc.	201,575	4,971
* Stone Energy Corp.	303,709	4,458
* Newpark Resources Inc.	454,591	4,141
* Hornbeck Offshore Services Inc.	172,063	3,237
CARBO Ceramics Inc.	105,067	3,206
* C&J Energy Services Ltd.	248,686	2,768
* TETRA Technologies Inc.	436,837	2,700
* Matrix Service Co.	145,292	2,551
* Penn Virginia Corp.	386,872	2,507
* Northern Oil and Gas Inc.	309,877	2,389
* Era Group Inc.	105,859	2,206
* Bill Barrett Corp.	258,795	2,148
Tesco Corp.	188,754	2,146
* Cloud Peak Energy Inc.	328,633	1,913
* Pioneer Energy Services Corp.	346,240	1,877
* Contango Oil & Gas Co.	82,878	1,823
Gulfmark Offshore Inc.	137,055	1,787
* ION Geophysical Corp.	676,649	1,468
* Approach Resources Inc.	188,881	1,245
* Arch Coal Inc.	1,141,258	1,141
* Geospace Technologies Corp.	67,447	1,114
Gulf Island Fabrication Inc.	71,196	1,058
* Basic Energy Services Inc.	142,949	991
* Rex Energy Corp.	262,356	976
Comstock Resources Inc.	240,700	859
* PetroQuest Energy Inc.	273,947	630
Paragon Offshore plc	458,782	596
* Swift Energy Co.	140,146	303
		132,804
Financials (20.0%)
GEO Group Inc.	399,348	17,467
MarketAxess Holdings Inc.	208,534	17,287
* PRA Group Inc.	278,467	15,126
ProAssurance Corp.	322,255	14,795
Bank of the Ozarks Inc.	374,547	13,832
Susquehanna Bancshares Inc.	976,821	13,392
PrivateBancorp Inc.	376,651	13,247
United Bankshares Inc.	345,259	12,975
American Equity Investment Life Holding Co.	416,607	12,136

Wintrust Financial Corp.	252,283	12,029
FNB Corp.	914,112	12,011
* Texas Capital Bancshares Inc.	246,320	11,983
Financial Engines Inc.	280,880	11,749
UMB Financial Corp.	204,208	10,801
MB Financial Inc.	343,867	10,766
Home BancShares Inc.	312,697	10,597
Interactive Brokers Group Inc.	308,237	10,486
RLI Corp.	199,679	10,465
Glacier Bancorp Inc.	409,055	10,288
Evercore Partners Inc. Class A	195,218	10,085
Acadia Realty Trust	277,920	9,694
EPR Properties	160,863	9,657
Sovran Self Storage Inc.	98,551	9,258
Selective Insurance Group Inc.	309,883	9,002
Post Properties Inc.	156,534	8,911
DiamondRock Hospitality Co.	605,755	8,559
National Penn Bancshares Inc.	782,356	8,426
CVB Financial Corp.	519,738	8,285
Columbia Banking System Inc.	285,244	8,264
Pinnacle Financial Partners Inc.	183,943	8,178
Healthcare Realty Trust Inc.	294,069	8,169
Old National Bancorp	574,490	8,152
Medical Properties Trust Inc.	552,062	8,137
Community Bank System Inc.	223,775	7,919
Associated Estates Realty Corp.	317,777	7,843
First Financial Bankshares Inc.	278,043	7,685
Montpelier Re Holdings Ltd.	198,268	7,621
Horace Mann Educators Corp.	222,568	7,612
First Midwest Bancorp Inc.	416,882	7,241
HFF Inc. Class A	184,284	6,918
* BofI Holding Inc.	71,976	6,697
Sterling Bancorp	481,767	6,460
Kite Realty Group Trust	227,608	6,412
BBCN Bancorp Inc.	439,857	6,365
* Investment Technology Group Inc.	207,602	6,292
Independent Bank Corp.	139,713	6,129
Astoria Financial Corp.	473,109	6,127
NBT Bancorp Inc.	243,980	6,114
Cousins Properties Inc.	566,561	6,006
First Financial Bancorp	326,684	5,818
EastGroup Properties Inc.	94,439	5,680
* First Cash Financial Services Inc.	120,459	5,604
Provident Financial Services Inc.	299,458	5,585
* Encore Capital Group Inc.	129,959	5,405
Boston Private Financial Holdings Inc.	443,765	5,392
Sabra Health Care REIT Inc.	159,756	5,296
Infinity Property & Casualty Corp.	64,438	5,287
Chesapeake Lodging Trust	153,402	5,190
PS Business Parks Inc.	62,097	5,157
LTC Properties Inc.	109,799	5,051
Pennsylvania REIT	214,345	4,979
Banner Corp.	107,865	4,951
First Commonwealth Financial Corp.	541,835	4,877
Lexington Realty Trust	488,351	4,800
Stewart Information Services Corp.	118,055	4,798
AMERISAFE Inc.	102,764	4,753

Virtus Investment Partners Inc.	36,251	4,741
* Piper Jaffray Cos.	90,023	4,723
S&T Bancorp Inc.	165,603	4,700
American Assets Trust Inc.	108,295	4,687
Employers Holdings Inc.	172,526	4,656
Greenhill & Co. Inc.	116,668	4,626
* Navigators Group Inc.	59,046	4,596
Retail Opportunity Investments Corp.	250,947	4,592
United Community Banks Inc.	242,778	4,584
Education Realty Trust Inc.	128,290	4,539
LegacyTexas Financial Group Inc.	194,409	4,419
Government Properties Income Trust	191,804	4,383
Talmer Bancorp Inc. Class A	285,874	4,378
Safety Insurance Group Inc.	71,452	4,269
Westamerica Bancorporation	95,054	4,107
City Holding Co.	87,095	4,096
Universal Insurance Holdings Inc.	159,211	4,074
Parkway Properties Inc.	230,677	4,002
OFG Bancorp	241,518	3,942
Brookline Bancorp Inc.	391,092	3,930
United Fire Group Inc.	121,038	3,845
Simmons First National Corp. Class A	83,678	3,805
Hanmi Financial Corp.	176,537	3,734
Cash America International Inc.	158,610	3,696
TrustCo Bank Corp. NY	523,691	3,603
Northwest Bancshares Inc.	303,062	3,591
* World Acceptance Corp.	49,224	3,589
Franklin Street Properties Corp.	279,299	3,581
Capstead Mortgage Corp.	302,083	3,556
Wilshire Bancorp Inc.	353,749	3,527
Cardinal Financial Corp.	176,449	3,525
Tompkins Financial Corp.	64,597	3,479
* Green Dot Corp. Class A	218,473	3,478
* First BanCorp	548,335	3,400
Southside Bancshares Inc.	117,825	3,380
Summit Hotel Properties Inc.	233,248	3,282
Oritani Financial Corp.	217,350	3,162
CoreSite Realty Corp.	64,662	3,148
Central Pacific Financial Corp.	125,758	2,889
* Enova International Inc.	145,125	2,857
Inland Real Estate Corp.	260,235	2,782
Aviv REIT Inc.	72,300	2,639
Dime Community Bancshares Inc.	162,457	2,616
HCI Group Inc.	55,980	2,568
* Forestar Group Inc.	156,201	2,463
* Ezcorp Inc. Class A	260,269	2,376
Saul Centers Inc.	40,883	2,338
Universal Health Realty Income Trust	40,784	2,294
Meadowbrook Insurance Group Inc.	235,453	2,001
United Insurance Holdings Corp.	86,643	1,949
Agree Realty Corp.	58,177	1,918
Urstadt Biddle Properties Inc. Class A	82,433	1,901
Bank Mutual Corp.	241,080	1,765
Getty Realty Corp.	85,407	1,554
Cedar Realty Trust Inc.	204,754	1,534
Calamos Asset Management Inc. Class A	105,400	1,418
CareTrust REIT Inc.	78,002	1,058

* eHealth Inc.	96,777	908
FXCM Inc. Class A	230,057	490
		756,016
Health Care (12.3%)
West Pharmaceutical Services Inc.	387,834	23,351
* PAREXEL International Corp.	313,194	21,607
* Impax Laboratories Inc.	354,875	16,633
* Amsurg Corp.	259,012	15,934
* Medidata Solutions Inc.	292,569	14,348
* ABIOMED Inc.	196,730	14,082
* Haemonetics Corp.	285,474	12,823
* Prestige Brands Holdings Inc.	284,825	12,216
* NuVasive Inc.	260,969	12,002
Chemed Corp.	97,334	11,622
* Molina Healthcare Inc.	170,074	11,444
* Magellan Health Inc.	150,791	10,679
Kindred Healthcare Inc.	428,272	10,189
* Medicines Co.	353,662	9,910
* Lannett Co. Inc.	141,511	9,582
* Neogen Corp.	200,918	9,389
* Cyberonics Inc.	144,091	9,354
* Air Methods Corp.	192,868	8,986
Cantel Medical Corp.	185,051	8,790
* Masimo Corp.	256,943	8,474
* Integra LifeSciences Holdings Corp.	135,489	8,353
* Ligand Pharmaceuticals Inc.	101,965	7,862
CONMED Corp.	154,486	7,800
* ExamWorks Group Inc.	187,407	7,800
* Greatbatch Inc.	134,048	7,755
* Acorda Therapeutics Inc.	226,647	7,543
Abaxis Inc.	116,808	7,489
* Depomed Inc.	316,705	7,097
* Natus Medical Inc.	174,433	6,885
* Omnicell Inc.	194,168	6,815
* ICU Medical Inc.	72,681	6,769
* Cambrex Corp.	168,463	6,676
Analogic Corp.	68,224	6,202
* AMN Healthcare Services Inc.	257,528	5,941
Ensign Group Inc.	120,682	5,655
* Affymetrix Inc.	399,792	5,021
* Repligen Corp.	164,858	5,005
* Bio-Reference Laboratories Inc.	136,990	4,827
* Amedisys Inc.	179,490	4,807
* PharMerica Corp.	166,042	4,681
* Emergent Biosolutions Inc.	159,790	4,596
* IPC Healthcare Inc.	93,842	4,377
* Merit Medical Systems Inc.	225,563	4,342
Meridian Bioscience Inc.	223,720	4,269
* Hanger Inc.	176,833	4,012
Select Medical Holdings Corp.	267,873	3,973
Quality Systems Inc.	236,779	3,784
* Healthways Inc.	191,794	3,778
* Cynosure Inc. Class A	105,901	3,248
Computer Programs & Systems Inc.	57,973	3,146
* Anika Therapeutics Inc.	74,616	3,072
Aceto Corp.	136,422	3,001
* Providence Service Corp.	55,220	2,933

* HealthStream Inc.	114,289	2,880
* Sagent Pharmaceuticals Inc.	119,471	2,778
* ANI Pharmaceuticals Inc.	44,128	2,760
Invacare Corp.	140,023	2,718
* MedAssets Inc.	132,360	2,491
* AngioDynamics Inc.	130,522	2,322
* LHC Group Inc.	70,051	2,314
* CorVel Corp.	65,332	2,248
* Vascular Solutions Inc.	71,202	2,159
* Albany Molecular Research Inc.	115,859	2,039
* SurModics Inc.	74,527	1,940
* Momenta Pharmaceuticals Inc.	126,774	1,927
Landauer Inc.	51,268	1,802
* Cross Country Healthcare Inc.	146,550	1,738
* Almost Family Inc.	37,466	1,675
CryoLife Inc.	140,241	1,454
* Luminex Corp.	52,579	841
* Spectrum Pharmaceuticals Inc.	11,287	68
		467,083
Industrials (16.3%)
Toro Co.	302,453	21,208
Curtiss-Wright Corp.	261,761	19,355
EMCOR Group Inc.	372,296	17,301
EnerSys	263,786	16,946
* Moog Inc. Class A	216,223	16,228
Allegiant Travel Co. Class A	76,775	14,763
Healthcare Services Group Inc.	388,519	12,483
Mueller Industries Inc.	313,100	11,312
Hillenbrand Inc.	349,066	10,776
Knight Transportation Inc.	333,364	10,751
Barnes Group Inc.	263,039	10,650
Mobile Mini Inc.	249,084	10,621
UniFirst Corp.	84,479	9,942
Matson Inc.	235,202	9,916
* On Assignment Inc.	256,634	9,847
* WageWorks Inc.	176,633	9,420
Forward Air Corp.	169,942	9,228
ABM Industries Inc.	285,230	9,087
Korn/Ferry International	274,674	9,029
United Stationers Inc.	220,081	9,021
* Dycom Industries Inc.	184,400	9,006
Applied Industrial Technologies Inc.	194,123	8,802
Watts Water Technologies Inc. Class A	158,558	8,725
Tetra Tech Inc.	360,437	8,658
EnPro Industries Inc.	129,252	8,524
Simpson Manufacturing Co. Inc.	226,780	8,475
Franklin Electric Co. Inc.	216,751	8,267
Matthews International Corp. Class A	158,682	8,174
G&K Services Inc. Class A	109,553	7,946
Actuant Corp. Class A	330,720	7,851
* GenCorp Inc.	336,008	7,792
* Hub Group Inc. Class A	196,619	7,725
Brady Corp. Class A	256,449	7,255
Brink's Co.	260,598	7,200
Interface Inc. Class A	344,872	7,166
* TASER International Inc.	294,104	7,091
Heartland Express Inc.	297,629	7,072

Apogee Enterprises Inc.	159,993	6,912
Tennant Co.	102,660	6,711
AAR Corp.	216,510	6,647
Insperity Inc.	126,721	6,626
AZZ Inc.	141,576	6,596
Exponent Inc.	73,317	6,518
Kaman Corp.	150,554	6,388
Albany International Corp.	155,550	6,183
* UTi Worldwide Inc.	501,186	6,165
Universal Forest Products Inc.	110,469	6,129
Cubic Corp.	116,061	6,008
* Saia Inc.	135,099	5,985
* Atlas Air Worldwide Holdings Inc.	137,919	5,933
US Ecology Inc.	116,505	5,822
Standex International Corp.	70,730	5,809
ESCO Technologies Inc.	147,046	5,732
AAON Inc.	233,192	5,720
* TrueBlue Inc.	227,297	5,535
Federal Signal Corp.	347,918	5,494
Lindsay Corp.	71,470	5,450
John Bean Technologies Corp.	150,998	5,394
ArcBest Corp.	134,617	5,101
Briggs & Stratton Corp.	241,584	4,962
CIRCOR International Inc.	87,775	4,801
Astec Industries Inc.	103,487	4,437
Comfort Systems USA Inc.	208,288	4,382
General Cable Corp.	253,643	4,370
SkyWest Inc.	289,182	4,225
Griffon Corp.	237,445	4,139
Quanex Building Products Corp.	206,145	4,069
Resources Connection Inc.	226,765	3,968
Encore Wire Corp.	103,491	3,920
* Navigant Consulting Inc.	280,956	3,641
* Roadrunner Transportation Systems Inc.	142,062	3,590
* American Woodmark Corp.	64,663	3,539
Celadon Group Inc.	117,731	3,205
* Lydall Inc.	94,708	3,004
* Republic Airways Holdings Inc.	213,128	2,930
* Aerovironment Inc.	109,885	2,913
Viad Corp.	103,920	2,891
* Aegion Corp. Class A	159,924	2,887
* PGT Inc.	258,116	2,884
* Engility Holdings Inc.	93,542	2,810
* Gibraltar Industries Inc.	162,074	2,660
Titan International Inc.	283,906	2,657
Kelly Services Inc. Class A	152,178	2,654
* DXP Enterprises Inc.	56,905	2,509
Heidrick & Struggles International Inc.	91,461	2,248
* Veritiv Corp.	44,458	1,962
American Science & Engineering Inc.	39,652	1,937
National Presto Industries Inc.	27,302	1,731
* Vicor Corp.	104,531	1,589
Powell Industries Inc.	41,295	1,395
* Orion Marine Group Inc.	152,291	1,349
CDI Corp.	80,157	1,126
		617,855

Information Technology (16.5%)
* Manhattan Associates Inc.	426,085	21,564
* Microsemi Corp.	518,671	18,361
j2 Global Inc.	248,339	16,311
* Synaptics Inc.	195,825	15,922
* ViaSat Inc.	237,514	14,158
Littelfuse Inc.	124,403	12,364
Blackbaud Inc.	254,410	12,054
SYNNEX Corp.	152,096	11,749
* Cirrus Logic Inc.	352,049	11,709
* CACI International Inc. Class A	129,449	11,640
* Take-Two Interactive Software Inc.	449,315	11,437
* Anixter International Inc.	147,585	11,236
* Sanmina Corp.	461,210	11,157
Tessera Technologies Inc.	268,992	10,835
* Electronics For Imaging Inc.	258,463	10,791
Monolithic Power Systems Inc.	190,918	10,052
MKS Instruments Inc.	295,457	9,989
Methode Electronics Inc.	205,175	9,651
Heartland Payment Systems Inc.	204,393	9,576
* comScore Inc.	184,356	9,439
* Synchronoss Technologies Inc.	198,241	9,409
* Cardtronics Inc.	249,087	9,366
* Dealertrack Technologies Inc.	239,502	9,226
* NetScout Systems Inc.	206,868	9,071
* Coherent Inc.	136,033	8,837
Power Integrations Inc.	164,687	8,577
* MicroStrategy Inc. Class A	50,251	8,502
* Progress Software Corp.	297,182	8,074
* IGATE Corp.	189,046	8,065
* Rogers Corp.	96,778	7,956
* OSI Systems Inc.	104,235	7,740
* Plexus Corp.	189,171	7,713
* Benchmark Electronics Inc.	302,967	7,280
* LogMeIn Inc.	127,136	7,118
Monotype Imaging Holdings Inc.	215,755	7,042
* QLogic Corp.	459,403	6,772
* Veeco Instruments Inc.	218,381	6,672
* Insight Enterprises Inc.	233,467	6,658
MTS Systems Corp.	87,783	6,641
* NETGEAR Inc.	201,120	6,613
* Kulicke & Soffa Industries Inc.	419,232	6,553
* Cabot Microelectronics Corp.	130,070	6,500
* ExlService Holdings Inc.	171,105	6,365
* ScanSource Inc.	156,164	6,348
* Super Micro Computer Inc.	181,120	6,015
* FARO Technologies Inc.	95,205	5,915
NIC Inc.	331,838	5,864
* Virtusa Corp.	141,304	5,847
* Diodes Inc.	202,137	5,773
CSG Systems International Inc.	189,217	5,750
* Bottomline Technologies de Inc.	201,877	5,525
* Sykes Enterprises Inc.	219,497	5,455
Ebix Inc.	177,276	5,386
* Stamps.com Inc.	79,377	5,341
* Advanced Energy Industries Inc.	204,565	5,249
* II-VI Inc.	259,719	4,794

Badger Meter Inc.	79,943	4,792
ManTech International Corp. Class A	125,329	4,254
* Newport Corp.	218,010	4,155
* Harmonic Inc.	558,099	4,136
Brooks Automation Inc.	347,567	4,042
Micrel Inc.	263,121	3,968
* Perficient Inc.	187,111	3,871
* Ixia	306,101	3,713
* Rofin-Sinar Technologies Inc.	149,050	3,611
CTS Corp.	187,184	3,367
Epiq Systems Inc.	178,858	3,207
* DTS Inc.	93,528	3,186
* Monster Worldwide Inc.	501,315	3,178
* CalAmp Corp.	194,654	3,151
* VASCO Data Security International Inc.	142,827	3,076
* Fabrinet	159,206	3,023
* Interactive Intelligence Group Inc.	72,298	2,977
* LivePerson Inc.	274,692	2,811
* Mercury Systems Inc.	180,658	2,809
* Tangoe Inc.	196,579	2,713
TeleTech Holdings Inc.	106,356	2,707
Forrester Research Inc.	73,517	2,704
Comtech Telecommunications Corp.	92,110	2,667
* Exar Corp.	263,944	2,653
* Blucora Inc.	194,067	2,651
Park Electrochemical Corp.	115,864	2,498
* XO Group Inc.	140,852	2,489
Checkpoint Systems Inc.	229,435	2,482
* CEVA Inc.	114,621	2,444
* Ultratech Inc.	139,824	2,425
Daktronics Inc.	210,642	2,277
ADTRAN Inc.	121,400	2,267
* TTM Technologies Inc.	247,352	2,229
* Nanometrics Inc.	123,847	2,083
* Rudolph Technologies Inc.	183,329	2,020
* Dice Holdings Inc.	225,664	2,013
Pericom Semiconductor Corp.	118,815	1,838
Black Box Corp.	83,283	1,743
* Ciber Inc.	376,833	1,553
* DSP Group Inc.	125,337	1,502
* Digi International Inc.	145,186	1,449
Cohu Inc.	129,428	1,416
* Kopin Corp.	344,457	1,212
* Entropic Communications Inc.	385,080	1,140
Bel Fuse Inc. Class B	56,701	1,079
* Liquidity Services Inc.	97,798	966
* QuinStreet Inc.	145,721	867
* Agilysys Inc.	79,359	781
Electro Scientific Industries Inc.	100,910	624
		624,826
Materials (5.2%)
KapStone Paper and Packaging Corp.	445,960	14,645
HB Fuller Co.	277,454	11,894
Balchem Corp.	166,406	9,216
* Stillwater Mining Co.	663,001	8,566
Schweitzer-Mauduit International Inc.	174,384	8,043
* Boise Cascade Co.	213,265	7,989

Kaiser Aluminum Corp.	103,797	7,981
A Schulman Inc.	164,673	7,937
* Headwaters Inc.	406,706	7,459
* Clearwater Paper Corp.	111,088	7,254
Innophos Holdings Inc.	121,981	6,875
Globe Specialty Metals Inc.	359,335	6,799
PH Glatfelter Co.	239,367	6,590
Calgon Carbon Corp.	301,243	6,347
Quaker Chemical Corp.	73,168	6,266
* RTI International Metals Inc.	165,059	5,927
Neenah Paper Inc.	89,502	5,597
OM Group Inc.	177,507	5,331
SunCoke Energy Inc.	314,050	4,692
Materion Corp.	114,574	4,403
* LSB Industries Inc.	106,245	4,391
Stepan Co.	102,994	4,291
* AK Steel Holding Corp.	952,738	4,259
Deltic Timber Corp.	62,154	4,118
* Century Aluminum Co.	286,343	3,952
* Kraton Performance Polymers Inc.	176,172	3,560
* Flotek Industries Inc.	215,778	3,181
Tredegar Corp.	140,084	2,817
Wausau Paper Corp.	275,703	2,627
Myers Industries Inc.	148,852	2,609
Zep Inc.	126,630	2,156
Hawkins Inc.	45,418	1,725
Koppers Holdings Inc.	65,527	1,290
FutureFuel Corp.	119,561	1,228
American Vanguard Corp.	112,683	1,197
Haynes International Inc.	12,514	558
* Intrepid Potash Inc.	45,405	524
Rayonier Advanced Materials Inc.	30,580	456
Olympic Steel Inc.	21,238	286
* AM Castle & Co.	45,290	165
		195,201
Other (3.5%)
2 Vanguard REIT ETF	1,600,000	134,512

Telecommunication Services (0.6%)
* Iridium Communications Inc.	423,065	4,108
* Cincinnati Bell Inc.	1,159,141	4,092
Consolidated Communications Holdings Inc.	193,850	3,955
Atlantic Tele-Network Inc.	55,243	3,824
* General Communication Inc. Class A	179,782	2,833
Spok Holdings Inc.	121,750	2,334
Lumos Networks Corp.	110,447	1,685
* 8x8 Inc.	184,549	1,550
		24,381
Utilities (3.8%)
UIL Holdings Corp.	310,478	15,965
Piedmont Natural Gas Co. Inc.	423,352	15,626
Southwest Gas Corp.	258,335	15,027
New Jersey Resources Corp.	458,510	14,241
NorthWestern Corp.	254,966	13,715
ALLETE Inc.	226,743	11,963
Laclede Group Inc.	228,815	11,720

	Avista Corp.			321,086	10,975
	South Jersey Industries Inc.			179,486	9,742
	El Paso Electric Co.			223,746	8,646
	American States Water Co.			215,183	8,584
	Northwest Natural Gas Co.			150,267	7,205
					143,409
Total Common Stocks (Cost $2,333,186)					3,782,064
		Coupon
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.5%)
3	Vanguard Market Liquidity Fund	0.128%		17,011,700	17,012

			Maturity
			Date
U.S. Government and Agency Obligations (0.0%)
4	Federal Home Loan Bank Discount Notes	0.090%	4/29/15	100	100
4	Federal Home Loan Bank Discount Notes	0.060%	5/8/15	500	500
[4,5] Federal Home Loan Bank Discount Notes		0.135%	8/28/15	500	499
					1,099
Total Temporary Cash Investments (Cost $18,111)					18,111
Total Investments (100.3%) (Cost $2,351,297)					3,800,175
Other Assets and Liabilities-Net (-0.3%)					(11,424)
Net Assets (100%)					3,788,751

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $300,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Tax-Managed Small-Cap Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,782,064	—	—
Temporary Cash Investments	17,012	1,099	—
Futures Contracts—Assets[1]	4	—	—
Futures Contracts—Liabilities[1]	(11)	—	—
Total	3,799,069	1,099	—

1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	June 2015	55	6,869	70

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2015, the cost of investment securities for tax purposes was $2,351,297,000. Net unrealized appreciation of investment securities for tax purposes was $1,448,878,000, consisting of

Tax-Managed Small-Cap Fund

unrealized gains of $1,477,572,000 on securities that had risen in value since their purchase and $28,694,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Developed Markets Index Fund

Schedule of Investments
As of March 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.3%)[1]
Australia (6.9%)
Commonwealth Bank of Australia	5,510,964	390,899
Westpac Banking Corp.	10,555,476	315,517
Australia & New Zealand Banking Group Ltd.	9,446,415	262,803
BHP Billiton Ltd.	10,998,355	255,648
National Australia Bank Ltd.	8,106,500	237,314
Wesfarmers Ltd.	3,834,150	128,038
CSL Ltd.	1,627,755	113,882
Woolworths Ltd.	4,203,961	94,144
Telstra Corp. Ltd.	14,764,146	70,875
Rio Tinto Ltd.	1,493,831	64,728
Woodside Petroleum Ltd.	2,455,026	64,320
Macquarie Group Ltd.	998,753	58,054
Scentre Group	17,652,573	50,148
AMP Ltd.	10,041,561	49,012
Westfield Corp.	6,622,653	47,995
Transurban Group	6,555,698	47,469
Brambles Ltd.	5,324,429	46,564
QBE Insurance Group Ltd.	4,596,690	45,438
Suncorp Group Ltd.	4,410,492	45,228
Amcor Ltd.	4,133,158	44,039
Insurance Australia Group Ltd.	7,879,410	36,474
Origin Energy Ltd.	3,710,485	31,806
Goodman Group	5,874,978	28,289
Stockland	7,906,773	27,014
* Newcrest Mining Ltd.	2,615,702	26,381
AGL Energy Ltd.	2,251,724	26,032
Aurizon Holdings Ltd.	7,033,573	25,889
APA Group	3,694,439	25,411
Caltex Australia Ltd.	926,240	24,582
Lend Lease Group	1,841,977	23,265
Ramsay Health Care Ltd.	443,414	22,639
Oil Search Ltd.	3,944,724	21,523
Sonic Healthcare Ltd.	1,358,721	21,109
GPT Group	6,060,686	21,051
ASX Ltd.	658,822	20,728
Mirvac Group	12,580,141	19,209
Orica Ltd.	1,247,397	18,942
Dexus Property Group	3,106,763	17,886
Santos Ltd.	3,269,349	17,685
James Hardie Industries plc	1,501,021	17,364
Incitec Pivot Ltd.	5,573,586	17,216
Computershare Ltd.	1,693,442	16,369
Asciano Ltd.	3,343,110	16,077
* Medibank Pvt Ltd.	8,988,220	15,852
Toll Holdings Ltd.	2,314,983	15,575
Coca-Cola Amatil Ltd.	1,840,116	15,066
Seek Ltd.	1,151,050	14,924
Novion Property Group	7,656,814	14,586
Tatts Group Ltd.	4,758,769	14,397

	Bendigo & Adelaide Bank Ltd.	1,486,000	14,160
	Sydney Airport	3,574,898	14,068
	Aristocrat Leisure Ltd.	2,143,270	13,712
	Cochlear Ltd.	195,967	13,472
	Crown Resorts Ltd.	1,298,661	13,181
	Bank of Queensland Ltd.	1,252,473	13,125
	Boral Ltd.	2,632,002	12,759
	Federation Centres	4,907,193	11,327
	Ansell Ltd.	526,158	11,014
	Challenger Ltd.	1,983,890	10,770
	Alumina Ltd.	8,396,158	10,217
	Tabcorp Holdings Ltd.	2,826,482	10,184
	Iluka Resources Ltd.	1,521,634	9,808
	Echo Entertainment Group Ltd.	2,802,747	9,615
*	Qantas Airways Ltd.	3,788,055	8,985
	Treasury Wine Estates Ltd.	2,196,751	8,535
	Healthscope Ltd.	3,668,111	8,528
^	Fortescue Metals Group Ltd.	5,515,834	8,165
	IOOF Holdings Ltd.	1,021,550	7,982
	Orora Ltd.	4,106,545	7,077
	TPG Telecom Ltd.	973,713	6,760
	REA Group Ltd.	179,305	6,568
	DuluxGroup Ltd.	1,321,892	6,431
	AusNet Services	5,667,221	6,290
	Perpetual Ltd.	149,037	6,222
	Recall Holdings Ltd.	1,057,160	6,220
	BlueScope Steel Ltd.	1,926,891	6,108
	Harvey Norman Holdings Ltd.	1,803,051	6,094
	Flight Centre Travel Group Ltd.	192,516	5,794
	Fairfax Media Ltd.	8,002,769	5,794
	ALS Ltd.	1,468,230	5,515
	Leighton Holdings Ltd.	343,988	5,512
	WorleyParsons Ltd.	756,467	5,475
^	Sims Metal Management Ltd.	578,997	5,438
	CSR Ltd.	1,720,648	5,260
	Adelaide Brighton Ltd.	1,520,035	5,233
	Downer EDI Ltd.	1,467,361	4,974
	Platinum Asset Management Ltd.	768,257	4,564
	Metcash Ltd.	3,682,351	4,333
	Macquarie Atlas Roads Group	1,393,015	3,435
	Shopping Centres Australasia Property Group	2,187,687	3,358
	OZ Minerals Ltd.	1,037,537	3,094
	Nufarm Ltd.	599,440	3,025
	Seven West Media Ltd.	2,227,455	2,263
*,^ Whitehaven Coal Ltd.		2,003,999	2,164
	GWA Group Ltd.	1,048,767	2,064
	New Hope Corp. Ltd.	857,631	1,584
*	Ten Network Holdings Ltd.	555,145	86
*	BGP Holdings PLC	7,179,555	—
			3,391,798
Austria (0.2%)
	Erste Group Bank AG	1,001,673	24,626
	ANDRITZ AG	249,219	14,880
	voestalpine AG	384,037	14,048
	OMV AG	494,238	13,558
*	IMMOFINANZ AG	3,245,400	9,558
	Vienna Insurance Group AG Wiener Versicherung Gruppe	130,846	5,794

^ Raiffeisen Bank International AG	400,249	5,562
^ Verbund AG	227,163	3,796
Telekom Austria AG	271,019	1,941
		93,763
Belgium (1.2%)
Anheuser-Busch InBev NV	2,733,184	333,903
* KBC Groep NV	943,113	58,287
Delhaize Group SA	346,731	31,150
UCB SA	417,499	30,161
Solvay SA Class A	193,173	27,923
Ageas	725,529	26,056
Groupe Bruxelles Lambert SA	265,634	22,024
Belgacom SA	479,304	16,770
Umicore SA	370,127	15,458
RTL Group SA	131,704	12,665
Colruyt SA	227,377	9,896
bpost SA	341,044	9,572
* Telenet Group Holding NV	168,975	9,298
		603,163
China (0.0%)
* Alibaba Health Information Technology Ltd.	2,074,000	1,814

Denmark (1.6%)
Novo Nordisk A/S Class B	6,675,763	356,377
Danske Bank A/S	2,696,081	71,077
AP Moeller - Maersk A/S Class B	23,061	48,203
Pandora A/S	406,025	36,967
Novozymes A/S	790,244	36,074
Vestas Wind Systems A/S	761,354	31,391
^ AP Moeller - Maersk A/S Class A	15,421	31,315
Carlsberg A/S Class B	362,735	29,910
Coloplast A/S Class B	344,627	26,035
TDC A/S	2,738,203	19,619
DSV A/S	582,833	18,114
* ISS A/S	548,744	17,296
Chr Hansen Holding A/S	294,094	13,503
* Jyske Bank A/S	242,795	10,207
Tryg A/S	80,973	9,523
* William Demant Holding A/S	82,957	7,044
* H Lundbeck A/S	202,113	4,258
		766,913
Finland (0.8%)
Nokia Oyj	12,840,770	97,909
Sampo Oyj Class A	1,611,996	81,307
Kone Oyj Class B	1,301,205	57,696
^ UPM-Kymmene Oyj	1,822,181	35,400
^ Fortum Oyj	1,525,593	31,962
Wartsila OYJ Abp	534,182	23,627
Stora Enso Oyj	1,968,245	20,238
^ Nokian Renkaat Oyj	457,273	13,628
^ Metso Oyj	459,052	13,412
^ Neste Oil Oyj	439,523	11,533
Kesko Oyj Class B	231,414	9,879
Orion Oyj Class B	341,261	9,619
		406,210

France (8.6%)
Sanofi	3,922,469	387,382
^ TOTAL SA	6,959,471	345,937
BNP Paribas SA	3,345,661	203,572
AXA SA	6,598,057	166,069
LVMH Moet Hennessy Louis Vuitton SE	858,138	151,019
Schneider Electric SE	1,893,716	147,368
Danone SA	1,909,349	128,706
Airbus Group NV	1,898,938	123,452
Societe Generale SA	2,475,248	119,511
Vivendi SA	4,400,383	109,253
Orange SA	6,170,295	99,093
GDF Suez	4,870,138	96,152
Vinci SA	1,598,903	91,352
L'Oreal SA	445,084	81,981
Air Liquide SA	628,236	80,879
Pernod Ricard SA	672,906	79,566
Essilor International SA	674,191	77,408
Air Liquide SA	545,732	70,258
Cie de Saint-Gobain	1,548,249	67,980
* L'Oreal SA Loyalty Line	368,925	67,953
Carrefour SA	2,025,377	67,662
Safran SA	956,338	66,821
Cie Generale des Etablissements Michelin	640,634	63,708
Renault SA	639,400	58,077
Publicis Groupe SA	689,084	53,168
Kering	255,235	49,827
Legrand SA	910,076	49,297
Cap Gemini SA	518,203	42,514
Valeo SA	266,066	39,685
Credit Agricole SA	2,571,513	37,789
SES SA	1,018,397	36,103
* Alcatel-Lucent	9,487,614	35,669
Accor SA	661,764	34,509
Christian Dior SE	177,613	33,430
Sodexo SA	309,584	30,195
Veolia Environnement SA	1,596,164	30,189
Dassault Systemes	435,288	29,458
Hermes International	82,337	29,072
Klepierre	590,854	29,015
Bouygues SA	644,513	25,301
Natixis SA	3,191,708	23,908
* Alstom SA	739,542	22,757
Groupe Eurotunnel SE	1,578,397	22,628
Technip SA	368,472	22,288
Zodiac Aerospace	658,160	21,776
* Peugeot SA	1,299,057	21,715
* Lafarge SA	326,764	21,243
AtoS	300,253	20,668
STMicroelectronics NV	2,169,489	20,218
Ingenico	184,211	20,205
Lafarge SA	298,791	19,425
Thales SA	348,741	19,349
Suez Environnement Co.	1,106,544	19,051
* Numericable-SFR SAS	348,941	19,045
Bureau Veritas SA	882,661	18,937
Rexel SA	994,031	18,743

	Eutelsat Communications SA	560,853	18,604
	Iliad SA	79,501	18,565
	Arkema SA	233,095	18,460
	Bollore SA	3,356,508	17,884
	Casino Guichard Perrachon SA	197,199	17,461
	Edenred	690,867	17,237
	SCOR SE	481,717	16,247
	Electricite de France SA	676,922	16,232
	Gecina SA	117,073	15,834
*	Credit Agricole SA Loyalty Line	951,298	13,979
	Societe BIC SA	92,555	13,176
	Wendel SA	104,231	12,424
	Aeroports de Paris	98,712	11,799
	Lagardere SCA	388,435	11,675
	Fonciere Des Regions	116,244	11,511
	ICADE	121,034	10,935
	CNP Assurances	565,768	9,916
	Vallourec SA	399,982	9,763
	Eurazeo SA	134,949	9,248
	JCDecaux SA	268,866	9,054
	Eiffage SA	139,199	8,285
	Imerys SA	112,102	8,225
	SEB SA	90,814	6,550
	Societe Television Francaise 1	359,030	6,339
	Remy Cointreau SA	80,515	5,930
	Ipsen SA	116,700	5,522
*	Electricite de France SA Loyalty Line	229,038	5,492
	Euler Hermes Group	45,052	4,791
	BioMerieux	48,572	4,707
*,^ Air France-KLM		505,786	4,447
			4,208,628
Germany (8.6%)
	Bayer AG	2,833,964	424,009
^	Daimler AG	3,273,471	314,369
	BASF SE	3,162,503	313,076
	Siemens AG	2,837,416	306,880
	Allianz SE	1,560,163	270,872
	SAP SE	3,063,093	221,394
	Deutsche Telekom AG	10,680,238	195,347
	Deutsche Bank AG	4,728,075	163,866
	Volkswagen AG Preference Shares	525,530	139,373
	Bayerische Motoren Werke AG	1,112,612	138,560
	Linde AG	633,957	128,916
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	520,213	111,785
	Deutsche Post AG	3,254,920	101,407
	E.ON SE	6,354,733	94,489
	Continental AG	370,085	87,154
	Fresenius SE & Co. KGaA	1,343,486	80,095
	Henkel AG & Co. KGaA Preference Shares	594,937	69,883
	Fresenius Medical Care AG & Co. KGaA	723,525	60,141
	adidas AG	715,746	56,518
	Deutsche Boerse AG	630,813	51,480
	Porsche Automobil Holding SE Preference Shares	524,864	51,400
	Merck KGaA	442,629	49,538
	Infineon Technologies AG	3,853,159	45,841
*	Commerzbank AG	3,237,442	44,487
	RWE AG	1,657,311	42,195

Henkel AG & Co. KGaA	399,836	41,261
HeidelbergCement AG	481,953	38,114
ThyssenKrupp AG	1,454,979	38,092
ProSiebenSat.1 Media AG	730,275	35,720
Brenntag AG	529,987	31,664
^ Beiersdorf AG	341,578	29,618
GEA Group AG	607,117	29,185
HUGO BOSS AG	219,528	26,671
Symrise AG	416,919	26,288
Volkswagen AG	100,954	25,958
Deutsche Wohnen AG	1,008,615	25,797
K&S AG	656,645	21,395
Hannover Rueck SE	206,856	21,376
* QIAGEN NV	795,319	19,958
United Internet AG	405,125	18,388
MTU Aero Engines AG	173,945	17,041
LANXESS AG	313,425	16,670
Wirecard AG	390,916	16,475
METRO AG	455,364	15,432
TUI AG	847,620	14,871
OSRAM Licht AG	291,037	14,407
MAN SE	120,441	12,679
Deutsche Lufthansa AG	794,358	11,123
TUI AG	619,859	10,857
Evonik Industries AG	302,734	10,777
Telefonica Deutschland Holding AG	1,824,139	10,490
Fuchs Petrolub SE Preference Shares	240,059	9,575
* Kabel Deutschland Holding AG	72,890	9,462
Axel Springer SE	141,923	8,377
Fraport AG Frankfurt Airport Services Worldwide	126,847	7,577
HOCHTIEF AG	88,250	6,678
*,^,2 Zalando SE	266,475	6,663
Wacker Chemie AG	50,709	5,853
Fielmann AG	85,825	5,735
Celesio AG	158,329	4,676
FUCHS PETROLUB SE	113,843	4,085
Talanx AG	127,972	4,008
^ Suedzucker AG	288,453	3,522
Puma SE	9,329	1,730
		4,221,323
Greece (0.1%)
* Hellenic Telecommunications Organization SA	832,669	7,375
OPAP SA	717,372	6,696
* National Bank of Greece SA	4,150,029	4,958
* Alpha Bank AE	13,100,832	3,881
* Piraeus Bank SA	7,027,522	2,712
* National Bank of Greece SA ADR	1,018,918	1,304
		26,926
Hong Kong (3.5%)
AIA Group Ltd.	41,279,409	259,172
Hong Kong Exchanges and Clearing Ltd.	3,943,197	96,657
Hutchison Whampoa Ltd.	6,867,942	95,196
* CK Hutchison Holdings Ltd.	4,517,779	92,301
Sun Hung Kai Properties Ltd.	5,272,019	81,292
Jardine Matheson Holdings Ltd.	814,647	51,479
Hong Kong & China Gas Co. Ltd.	21,274,015	49,261

	Link REIT	7,822,831	48,260
	Hang Seng Bank Ltd.	2,626,641	47,539
	Power Assets Holdings Ltd.	4,539,522	46,339
	CLP Holdings Ltd.	5,284,352	46,186
	BOC Hong Kong Holdings Ltd.	12,328,135	43,968
	Sands China Ltd.	8,274,810	34,218
	Wharf Holdings Ltd.	4,658,188	32,518
	Galaxy Entertainment Group Ltd.	7,151,901	32,472
	Hongkong Land Holdings Ltd.	4,029,300	30,424
	Swire Pacific Ltd. Class A	2,174,686	29,603
	Jardine Strategic Holdings Ltd.	768,864	26,857
	China Mengniu Dairy Co. Ltd.	4,645,310	24,744
	Want Want China Holdings Ltd.	22,660,000	24,114
	MTR Corp. Ltd.	4,760,344	22,642
*	Goldin Financial Holdings Ltd.	7,130,000	22,532
	Henderson Land Development Co. Ltd.	3,193,398	22,434
	Hang Lung Properties Ltd.	7,683,415	21,587
	New World Development Co. Ltd.	18,292,636	21,207
	Li & Fung Ltd.	19,762,934	19,299
	Bank of East Asia Ltd.	4,586,829	18,272
	Cheung Kong Infrastructure Holdings Ltd.	2,053,598	17,638
	Sino Land Co. Ltd.	10,178,628	16,598
	Samsonite International SA	4,392,900	15,286
	AAC Technologies Holdings Inc.	2,418,431	14,931
	Techtronic Industries Co. Ltd.	4,318,500	14,559
	Wheelock & Co. Ltd.	2,797,132	14,294
	Tingyi Cayman Islands Holding Corp.	6,516,541	14,030
	Swire Properties Ltd.	4,029,010	13,086
^	Prada SPA	1,755,300	10,646
	Yue Yuen Industrial Holdings Ltd.	2,841,359	10,054
	Hysan Development Co. Ltd.	2,160,359	9,470
	ASM Pacific Technology Ltd.	815,137	8,484
	SJM Holdings Ltd.	6,280,240	8,202
	PCCW Ltd.	13,362,497	8,165
	Cathay Pacific Airways Ltd.	3,483,517	8,061
	First Pacific Co. Ltd.	7,990,697	7,972
	VTech Holdings Ltd.	543,100	7,739
*	Semiconductor Manufacturing International Corp.	79,560,000	7,728
	Wynn Macau Ltd.	3,546,336	7,664
	NWS Holdings Ltd.	4,588,818	7,643
	Kerry Properties Ltd.	2,190,729	7,605
	Melco Crown Entertainment Ltd. ADR	344,300	7,389
	Hopewell Holdings Ltd.	1,854,101	6,958
	Esprit Holdings Ltd.	6,588,603	6,684
^	Sun Art Retail Group Ltd.	7,536,804	6,565
	Television Broadcasts Ltd.	989,100	6,111
*,2 WH Group Ltd.		10,649,831	6,049
	New World China Land Ltd.	8,798,000	5,627
	Shangri-La Asia Ltd.	3,659,254	5,025
*	Melco Crown Entertainment Ltd.	694,200	4,965
	MGM China Holdings Ltd.	2,600,051	4,885
	Huabao International Holdings Ltd.	6,542,000	4,864
^	Melco International Development Ltd.	2,738,000	4,607
	Johnson Electric Holdings Ltd.	1,224,625	4,296
	L'Occitane International SA	1,507,000	4,294
	Orient Overseas International Ltd.	684,731	4,180
^	Chow Tai Fook Jewellery Group Ltd.	3,747,400	4,041

*	FIH Mobile Ltd.	7,621,001	4,038
	Xinyi Glass Holdings Ltd.	6,420,000	3,961
	Cafe de Coral Holdings Ltd.	1,106,000	3,959
*	Global Brands Group Holding Ltd.	19,718,934	3,856
	Champion REIT	7,909,400	3,765
*	United Co. RUSAL plc	5,714,000	3,561
*,^ Brightoil Petroleum Holdings Ltd.		10,104,000	3,426
	Hang Lung Group Ltd.	706,624	3,227
	Dah Sing Financial Holdings Ltd.	513,520	3,034
	Great Eagle Holdings Ltd.	860,400	3,030
	Shun Tak Holdings Ltd.	6,226,000	3,008
	Uni-President China Holdings Ltd.	4,449,200	2,946
	China Travel International Investment Hong Kong Ltd.	8,986,800	2,926
	Lifestyle International Holdings Ltd.	1,595,500	2,843
	Kerry Logistics Network Ltd.	1,868,614	2,748
	Shui On Land Ltd.	11,582,500	2,734
	Shougang Fushan Resources Group Ltd.	12,316,000	2,509
^	Xinyi Solar Holdings Ltd.	7,682,000	2,381
	Dah Sing Banking Group Ltd.	1,256,085	2,176
^	Towngas China Co. Ltd.	2,322,150	2,124
	Hutchison Telecommunications Hong Kong Holdings Ltd.	4,310,000	1,996
	Texwinca Holdings Ltd.	2,090,000	1,912
*,^ Macau Legend Development Ltd.		5,411,034	1,869
^	SA Sa International Holdings Ltd.	3,350,301	1,638
	Hopewell Highway Infrastructure Ltd.	3,154,405	1,501
	Kowloon Development Co. Ltd.	1,168,000	1,355
*,^ China Rongsheng Heavy Industries Group Holdings Ltd.		13,131,000	1,143
*	China Oceanwide Holdings Ltd.	8,812,000	1,122
	Parkson Retail Group Ltd.	4,763,000	1,032
			1,732,788
Ireland (0.3%)
*	Bank of Ireland	94,271,894	35,970
	Kerry Group plc Class A	498,791	33,529
	Smurfit Kappa Group plc	785,745	22,079
	Ryanair Holdings plc ADR	319,202	21,313
	Ryanair Holdings plc	494,551	5,904
*	Irish Bank Resolution Corp. Ltd.	257,065	—
			118,795
Israel (0.7%)
	Teva Pharmaceutical Industries Ltd.	3,249,167	203,064
	Bank Hapoalim BM	3,375,635	16,231
*	Bank Leumi Le-Israel BM	4,281,305	15,876
	Bezeq The Israeli Telecommunication Corp. Ltd.	6,591,523	12,274
	NICE-Systems Ltd.	184,645	11,270
	Israel Chemicals Ltd.	1,519,811	10,794
*	Israel Discount Bank Ltd. Class A	3,586,135	6,055
	Elbit Systems Ltd.	81,485	5,862
	Azrieli Group	124,581	5,125
	Frutarom Industries Ltd.	122,614	4,584
	Delek Group Ltd.	15,841	4,077
*	Mizrahi Tefahot Bank Ltd.	390,077	3,958
	Gazit-Globe Ltd.	298,257	3,684
	Israel Corp. Ltd.	7,867	2,740
	Osem Investments Ltd.	133,283	2,665
	Paz Oil Co. Ltd.	16,393	2,395
	Harel Insurance Investments & Financial Services Ltd.	377,703	1,756

	Melisron Ltd.	44,987	1,709
*	Strauss Group Ltd.	107,775	1,685
	Shikun & Binui Ltd.	684,665	1,516
*	Oil Refineries Ltd.	3,549,380	1,247
	Delek Automotive Systems Ltd.	96,945	1,140
*	Kenon Holdings Ltd.	54,047	1,046
*	Clal Insurance Enterprises Holdings Ltd.	67,125	1,014
	First International Bank Of Israel Ltd.	67,971	934
	Migdal Insurance & Financial Holding Ltd.	705,183	873
*	Cellcom Israel Ltd. (Registered)	172,653	833
*	Partner Communications Co. Ltd.	298,599	828
			325,235
Italy (2.2%)
	Eni SPA	8,441,248	146,103
	Intesa Sanpaolo SPA (Registered)	41,251,784	140,010
	UniCredit SPA	16,495,459	111,861
	Enel SPA	23,522,645	106,263
	Assicurazioni Generali SPA	4,320,109	84,943
*	Fiat Chrysler Automobiles NV	2,994,667	48,616
*	Telecom Italia SPA (Registered)	35,705,331	41,808
	Luxottica Group SPA	601,511	38,097
	Snam SPA	7,428,620	36,060
	Atlantia SPA	1,361,387	35,751
	CNH Industrial NV	3,145,067	25,775
	Unione di Banche Italiane SCpA	2,965,967	23,132
*	Tenaris SA	1,627,723	22,818
	Terna Rete Elettrica Nazionale SPA	4,897,697	21,567
	Telecom Italia SPA (Bearer)	20,722,104	19,485
*	Banco Popolare SC	1,233,922	19,209
	Pirelli & C. SPA	1,139,789	18,867
	Mediobanca SPA	1,878,516	17,973
*	Finmeccanica SPA	1,306,468	15,519
	EXOR SPA	333,398	15,123
	Prysmian SPA	705,457	14,539
*	Mediaset SPA	2,570,618	11,701
^	Banca Monte dei Paschi di Siena SPA	14,986,314	9,946
	Enel Green Power SPA	5,330,167	9,939
*,^ Saipem SPA		854,006	8,687
	UnipolSai SPA	2,799,484	8,146
	Mediolanum SPA	873,441	7,044
	Davide Campari-Milano SPA	962,146	6,712
	Salvatore Ferragamo SPA	160,929	5,149
^	GTECH SPA	223,797	4,433
	UnipolSai SPA	1,295,244	3,794
	Parmalat SPA	1,052,292	2,812
			1,081,882
Japan (22.5%)
	Toyota Motor Corp.	9,078,248	633,696
	Mitsubishi UFJ Financial Group Inc.	48,462,875	300,151
	Honda Motor Co. Ltd.	6,142,182	200,499
	SoftBank Corp.	3,226,391	187,903
	Sumitomo Mitsui Financial Group Inc.	4,603,413	176,332
	FANUC Corp.	670,253	146,325
	Mizuho Financial Group Inc.	82,006,793	144,125
	KDDI Corp.	6,359,730	143,682
	Takeda Pharmaceutical Co. Ltd.	2,650,716	132,318

Canon Inc.	3,558,656	125,910
Astellas Pharma Inc.	7,569,690	124,029
Central Japan Railway Co.	648,639	117,222
Japan Tobacco Inc.	3,612,396	114,205
Seven & i Holdings Co. Ltd.	2,671,889	112,282
Hitachi Ltd.	15,896,335	108,570
* Sony Corp.	3,934,680	105,228
East Japan Railway Co.	1,300,274	104,196
Mitsubishi Estate Co. Ltd.	4,338,585	100,620
Mitsubishi Corp.	4,844,095	97,336
Panasonic Corp.	7,290,662	95,741
Mitsui Fudosan Co. Ltd.	3,249,115	95,420
Murata Manufacturing Co. Ltd.	687,228	94,383
Tokio Marine Holdings Inc.	2,445,583	92,313
Shin-Etsu Chemical Co. Ltd.	1,411,923	92,182
Bridgestone Corp.	2,285,411	91,508
Kao Corp.	1,803,796	90,071
Nissan Motor Co. Ltd.	8,697,144	88,455
Keyence Corp.	156,683	85,501
Mitsubishi Electric Corp.	6,771,924	80,393
Mitsui & Co. Ltd.	5,923,871	79,334
Denso Corp.	1,634,060	74,489
Nippon Steel & Sumitomo Metal Corp.	28,994,576	72,904
Fuji Heavy Industries Ltd.	2,147,472	71,288
Nomura Holdings Inc.	12,029,921	70,659
Fast Retailing Co. Ltd.	182,055	70,393
Nippon Telegraph & Telephone Corp.	1,138,945	70,308
Kubota Corp.	4,285,706	67,709
Eisai Co. Ltd.	945,939	67,283
Komatsu Ltd.	3,264,779	63,998
SMC Corp.	212,702	63,335
ORIX Corp.	4,442,500	62,422
Daikin Industries Ltd.	914,276	61,123
Kyocera Corp.	1,109,110	60,616
Mitsubishi Heavy Industries Ltd.	10,985,463	60,445
NTT DOCOMO Inc.	3,405,184	59,509
ITOCHU Corp.	5,409,137	58,537
Hoya Corp.	1,451,236	58,099
Dai-ichi Life Insurance Co. Ltd.	3,871,600	56,158
FUJIFILM Holdings Corp.	1,570,073	55,858
Oriental Land Co. Ltd.	724,188	54,834
Toshiba Corp.	13,075,301	54,786
Sumitomo Mitsui Trust Holdings Inc.	13,111,076	54,464
Sumitomo Realty & Development Co. Ltd.	1,489,257	53,615
Nintendo Co. Ltd.	364,677	53,507
Nidec Corp.	788,730	52,357
MS&AD Insurance Group Holdings Inc.	1,863,008	52,157
Tokyo Gas Co. Ltd.	8,108,033	50,973
Secom Co. Ltd.	708,948	47,287
Daiwa Securities Group Inc.	6,000,789	47,238
Rakuten Inc.	2,657,500	46,794
Toray Industries Inc.	5,308,923	44,436
Asahi Group Holdings Ltd.	1,376,946	43,661
Daiwa House Industry Co. Ltd.	2,214,432	43,647
Asahi Kasei Corp.	4,565,681	43,601
Suzuki Motor Corp.	1,433,687	43,060
Ajinomoto Co. Inc.	1,928,753	42,314

Fujitsu Ltd.	6,103,221	41,622
Otsuka Holdings Co. Ltd.	1,319,549	41,280
Sompo Japan Nipponkoa Holdings Inc.	1,324,252	41,169
Sumitomo Corp.	3,849,524	41,078
Tokyo Electron Ltd.	588,569	40,825
Shimano Inc.	270,149	40,145
Kirin Holdings Co. Ltd.	3,038,925	39,859
JFE Holdings Inc.	1,763,411	38,924
* Olympus Corp.	1,021,177	37,861
Daiichi Sankyo Co. Ltd.	2,382,197	37,855
Nitto Denko Corp.	566,370	37,819
Mazda Motor Corp.	1,823,691	36,951
Shionogi & Co. Ltd.	1,096,593	36,506
Ono Pharmaceutical Co. Ltd.	318,621	35,954
Inpex Corp.	3,159,000	34,808
Sumitomo Electric Industries Ltd.	2,625,179	34,412
West Japan Railway Co.	651,426	34,155
Toyota Industries Corp.	581,288	33,248
Marubeni Corp.	5,714,513	33,038
Dentsu Inc.	771,678	33,011
Resona Holdings Inc.	6,471,522	32,117
JX Holdings Inc.	8,301,107	31,940
Unicharm Corp.	1,214,378	31,792
T&D Holdings Inc.	2,258,611	31,025
Omron Corp.	685,158	30,866
Yamato Holdings Co. Ltd.	1,314,651	30,301
TDK Corp.	422,207	29,895
Terumo Corp.	1,133,764	29,867
MEIJI Holdings Co. Ltd.	243,309	29,637
Daito Trust Construction Co. Ltd.	262,280	29,288
Sysmex Corp.	526,868	29,213
Chubu Electric Power Co. Inc.	2,435,736	29,044
Osaka Gas Co. Ltd.	6,777,152	28,341
Sekisui House Ltd.	1,950,373	28,320
Japan Exchange Group Inc.	941,053	27,246
Sumitomo Chemical Co. Ltd.	5,280,827	27,104
Aeon Co. Ltd.	2,447,532	26,848
Kawasaki Heavy Industries Ltd.	5,294,737	26,712
Hankyu Hanshin Holdings Inc.	4,319,788	26,685
Isuzu Motors Ltd.	2,008,356	26,646
Mitsubishi Chemical Holdings Corp.	4,532,215	26,310
NEC Corp.	8,883,784	26,095
Yakult Honsha Co. Ltd.	374,325	26,076
Ricoh Co. Ltd.	2,388,226	25,968
* Kansai Electric Power Co. Inc.	2,659,759	25,350
Bank of Yokohama Ltd.	4,283,925	25,089
Sumitomo Metal Mining Co. Ltd.	1,697,113	24,805
Tokyu Corp.	3,988,264	24,675
Aisin Seiki Co. Ltd.	677,166	24,551
Chugai Pharmaceutical Co. Ltd.	764,213	24,119
Shiseido Co. Ltd.	1,345,824	23,875
NSK Ltd.	1,630,670	23,801
Asahi Glass Co. Ltd.	3,530,374	23,124
Yamaha Motor Co. Ltd.	958,261	23,085
LIXIL Group Corp.	975,449	23,085
IHI Corp.	4,889,725	22,863
Nippon Paint Holdings Co. Ltd.	621,700	22,727

Kintetsu Corp.	6,101,588	22,386
Makita Corp.	431,753	22,374
Rohm Co. Ltd.	327,236	22,361
Odakyu Electric Railway Co. Ltd.	2,141,360	21,810
Dai Nippon Printing Co. Ltd.	2,135,888	20,746
Kikkoman Corp.	653,537	20,723
Isetan Mitsukoshi Holdings Ltd.	1,245,062	20,572
Taisei Corp.	3,633,231	20,507
Toyota Tsusho Corp.	773,843	20,474
NGK Insulators Ltd.	960,548	20,466
* Tokyo Electric Power Co. Inc.	5,337,314	20,201
Santen Pharmaceutical Co. Ltd.	1,372,270	20,016
Shizuoka Bank Ltd.	1,987,033	19,818
Mitsubishi Motors Corp.	2,124,126	19,153
Sekisui Chemical Co. Ltd.	1,467,612	19,042
Minebea Co. Ltd.	1,207,000	18,984
Yahoo Japan Corp.	4,586,900	18,920
NTT Data Corp.	433,200	18,815
Suntory Beverage & Food Ltd.	434,818	18,619
Tohoku Electric Power Co. Inc.	1,638,366	18,609
Kobe Steel Ltd.	10,087,055	18,605
Recruit Holdings Co. Ltd.	591,812	18,465
NGK Spark Plug Co. Ltd.	686,645	18,432
Chiba Bank Ltd.	2,456,281	18,002
Nitori Holdings Co. Ltd.	262,414	17,764
Asics Corp.	638,678	17,380
Nippon Express Co. Ltd.	3,087,159	17,249
Electric Power Development Co. Ltd.	504,104	16,982
Seiko Epson Corp.	957,400	16,957
Tobu Railway Co. Ltd.	3,475,173	16,464
Keio Corp.	2,075,923	16,259
Kuraray Co. Ltd.	1,198,184	16,223
Nikon Corp.	1,208,033	16,198
Konica Minolta Inc.	1,596,613	16,181
TOTO Ltd.	1,089,179	16,173
Nippon Yusen KK	5,547,399	15,958
Don Quijote Holdings Co. Ltd.	195,208	15,868
Lawson Inc.	225,232	15,613
* Kyushu Electric Power Co. Inc.	1,592,286	15,427
NH Foods Ltd.	667,536	15,382
Fukuoka Financial Group Inc.	2,952,998	15,186
Shimizu Corp.	2,242,359	15,160
JGC Corp.	759,766	15,087
Obayashi Corp.	2,323,751	15,063
^ Casio Computer Co. Ltd.	790,502	14,973
Toppan Printing Co. Ltd.	1,941,365	14,934
Hirose Electric Co. Ltd.	113,522	14,616
Kansai Paint Co. Ltd.	800,187	14,563
Mitsubishi Materials Corp.	4,316,591	14,505
Hamamatsu Photonics KK	477,662	14,398
Alps Electric Co. Ltd.	592,500	14,267
Aozora Bank Ltd.	4,018,871	14,245
Chugoku Electric Power Co. Inc.	1,071,355	13,965
Brother Industries Ltd.	868,583	13,800
Suruga Bank Ltd.	658,941	13,684
J Front Retailing Co. Ltd.	869,683	13,653
Keikyu Corp.	1,707,142	13,645

Kajima Corp.	2,941,891	13,639
Oji Holdings Corp.	3,252,780	13,309
Nissin Foods Holdings Co. Ltd.	270,563	13,297
Bank of Kyoto Ltd.	1,267,314	13,283
Mitsubishi Tanabe Pharma Corp.	771,623	13,238
Hino Motors Ltd.	922,011	13,119
Mitsui OSK Lines Ltd.	3,852,445	13,066
Bandai Namco Holdings Inc.	670,307	13,047
Daicel Corp.	1,090,589	12,999
M3 Inc.	611,100	12,964
Koito Manufacturing Co. Ltd.	426,856	12,835
Nomura Research Institute Ltd.	339,428	12,752
Yaskawa Electric Corp.	866,378	12,661
USS Co. Ltd.	732,050	12,650
Sumitomo Heavy Industries Ltd.	1,930,770	12,636
Seibu Holdings Inc.	488,946	12,630
Taiheiyo Cement Corp.	4,124,623	12,594
Nabtesco Corp.	425,670	12,297
Keisei Electric Railway Co. Ltd.	988,312	12,266
Kyowa Hakko Kirin Co. Ltd.	935,377	12,192
Amada Co. Ltd.	1,255,643	12,093
JTEKT Corp.	774,479	12,075
Joyo Bank Ltd.	2,341,544	12,034
MISUMI Group Inc.	298,400	12,026
Japan Airport Terminal Co. Ltd.	198,800	12,023
Nagoya Railroad Co. Ltd.	3,003,000	11,991
Taisho Pharmaceutical Holdings Co. Ltd.	161,218	11,979
Stanley Electric Co. Ltd.	529,432	11,951
Tokyu Fudosan Holdings Corp.	1,736,271	11,842
Trend Micro Inc.	359,355	11,841
Ryohin Keikaku Co. Ltd.	81,500	11,835
Toyo Suisan Kaisha Ltd.	335,871	11,817
NOK Corp.	387,594	11,654
JSR Corp.	672,964	11,654
Japan Airlines Co. Ltd.	373,264	11,611
Hisamitsu Pharmaceutical Co. Inc.	281,733	11,571
Iyo Bank Ltd.	960,437	11,390
Hulic Co. Ltd.	1,013,181	11,384
Sumitomo Rubber Industries Ltd.	608,698	11,220
Teijin Ltd.	3,285,082	11,146
Seven Bank Ltd.	2,249,349	11,091
Daihatsu Motor Co. Ltd.	718,804	10,995
Hokuhoku Financial Group Inc.	4,900,652	10,924
Calbee Inc.	251,264	10,908
Gunma Bank Ltd.	1,612,958	10,896
Shinsei Bank Ltd.	5,476,028	10,888
ANA Holdings Inc.	4,024,965	10,776
Nisshin Seifun Group Inc.	912,883	10,745
Hiroshima Bank Ltd.	1,992,302	10,737
Keihan Electric Railway Co. Ltd.	1,753,000	10,668
*,^ Sharp Corp.	5,443,910	10,663
Air Water Inc.	588,733	10,513
Pigeon Corp.	124,500	10,462
Yamaha Corp.	597,790	10,439
THK Co. Ltd.	410,415	10,429
Nissan Chemical Industries Ltd.	502,800	10,390
Tokyo Tatemono Co. Ltd.	1,417,000	10,381

Shimadzu Corp.	932,050	10,380
Tosoh Corp.	2,046,000	10,306
Toho Gas Co. Ltd.	1,764,095	10,283
Marui Group Co. Ltd.	902,096	10,222
Mitsui Chemicals Inc.	3,168,133	10,160
Hachijuni Bank Ltd.	1,416,629	9,989
Hitachi Metals Ltd.	651,350	9,983
Rinnai Corp.	134,280	9,952
Toho Co. Ltd.	405,200	9,907
Credit Saison Co. Ltd.	548,577	9,841
Obic Co. Ltd.	231,100	9,800
Mabuchi Motor Co. Ltd.	185,016	9,788
^ Yamada Denki Co. Ltd.	2,362,320	9,728
Kurita Water Industries Ltd.	401,757	9,706
Fuji Electric Co. Ltd.	2,051,559	9,679
Yamaguchi Financial Group Inc.	836,631	9,616
AEON Financial Service Co. Ltd.	379,420	9,571
Sony Financial Holdings Inc.	593,629	9,549
Takashimaya Co. Ltd.	971,838	9,547
Kewpie Corp.	388,200	9,446
NTN Corp.	1,780,000	9,414
CyberAgent Inc.	163,500	9,365
Alfresa Holdings Corp.	662,388	9,334
Citizen Holdings Co. Ltd.	1,214,582	9,309
Haseko Corp.	952,100	9,274
Tsuruha Holdings Inc.	120,600	9,232
Miraca Holdings Inc.	200,497	9,217
Sega Sammy Holdings Inc.	630,198	9,182
Chugoku Bank Ltd.	613,878	9,166
Hakuhodo DY Holdings Inc.	846,270	8,997
FamilyMart Co. Ltd.	213,426	8,942
Yamazaki Baking Co. Ltd.	496,007	8,937
Taiyo Nippon Sanso Corp.	651,000	8,859
Hoshizaki Electric Co. Ltd.	134,900	8,760
Suzuken Co. Ltd.	287,236	8,755
SBI Holdings Inc.	723,029	8,753
Shimamura Co. Ltd.	93,660	8,675
Toyo Seikan Group Holdings Ltd.	588,081	8,602
Benesse Holdings Inc.	271,150	8,530
Zenkoku Hosho Co. Ltd.	227,700	8,530
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,720,460	8,502
Hokuriku Electric Power Co.	639,132	8,457
TonenGeneral Sekiyu KK	976,576	8,422
Yokogawa Electric Corp.	777,467	8,376
Disco Corp.	82,000	8,367
Kawasaki Kisen Kaisha Ltd.	3,110,055	8,351
DIC Corp.	2,816,000	8,187
Kaneka Corp.	1,155,752	8,126
Kobayashi Pharmaceutical Co. Ltd.	113,300	8,108
Nippon Shokubai Co. Ltd.	553,000	8,094
MediPal Holdings Corp.	618,894	8,067
Yokohama Rubber Co. Ltd.	776,000	7,999
Aeon Mall Co. Ltd.	400,255	7,926
Sohgo Security Services Co. Ltd.	232,000	7,895
Mitsubishi Logistics Corp.	502,575	7,822
Nippon Shinyaku Co. Ltd.	213,000	7,743
Nankai Electric Railway Co. Ltd.	1,852,000	7,651

Nippon Kayaku Co. Ltd.	605,000	7,575
Sugi Holdings Co. Ltd.	153,000	7,567
Kakaku.com Inc.	454,700	7,545
Hitachi Chemical Co. Ltd.	352,698	7,531
Kamigumi Co. Ltd.	793,413	7,490
Otsuka Corp.	174,578	7,440
Nihon Kohden Corp.	271,400	7,382
Nomura Real Estate Holdings Inc.	408,076	7,349
Dena Co. Ltd.	374,975	7,340
Advantest Corp.	577,317	7,279
Sawai Pharmaceutical Co. Ltd.	122,500	7,254
Mitsubishi Gas Chemical Co. Inc.	1,460,445	7,187
Park24 Co. Ltd.	351,217	7,186
Nishi-Nippon City Bank Ltd.	2,478,195	7,183
Sojitz Corp.	4,264,682	7,129
Ezaki Glico Co. Ltd.	176,200	7,123
Kaken Pharmaceutical Co. Ltd.	246,000	7,112
77 Bank Ltd.	1,252,000	7,085
Sotetsu Holdings Inc.	1,505,000	6,971
Dowa Holdings Co. Ltd.	813,000	6,944
Nippon Electric Glass Co. Ltd.	1,407,486	6,879
Iida Group Holdings Co. Ltd.	550,600	6,850
Azbil Corp.	248,000	6,716
Hitachi High-Technologies Corp.	220,604	6,714
Ibiden Co. Ltd.	395,712	6,671
NHK Spring Co. Ltd.	632,045	6,575
Ebara Corp.	1,547,000	6,513
Showa Denko KK	5,102,002	6,497
Sumitomo Dainippon Pharma Co. Ltd.	547,975	6,490
* Shikoku Electric Power Co. Inc.	526,446	6,479
Tokai Tokyo Financial Holdings Inc.	830,500	6,398
Sankyo Co. Ltd.	179,582	6,378
Topcon Corp.	258,600	6,335
Hitachi Construction Machinery Co. Ltd.	358,752	6,262
Konami Corp.	330,659	6,186
Denki Kagaku Kogyo KK	1,560,633	6,148
Toyo Tire & Rubber Co. Ltd.	341,800	6,141
Sundrug Co. Ltd.	117,400	6,094
Aoyama Trading Co. Ltd.	184,200	6,014
Idemitsu Kosan Co. Ltd.	343,476	5,982
Showa Shell Sekiyu KK	654,922	5,982
GS Yuasa Corp.	1,322,439	5,951
Nishi-Nippon Railroad Co. Ltd.	1,296,000	5,937
Sumco Corp.	350,996	5,878
Kose Corp.	105,600	5,824
Seino Holdings Co. Ltd.	530,300	5,755
DMG Mori Seiki Co. Ltd.	375,100	5,747
Sanwa Holdings Corp.	772,800	5,733
Tsumura & Co.	231,569	5,719
Resorttrust Inc.	218,100	5,683
^ Sanrio Co. Ltd.	212,441	5,675
Ube Industries Ltd.	3,606,176	5,642
Toyoda Gosei Co. Ltd.	252,612	5,639
Nichirei Corp.	1,006,000	5,636
Japan Aviation Electronics Industry Ltd.	233,000	5,626
Taiyo Yuden Co. Ltd.	385,600	5,623
Glory Ltd.	201,200	5,603

	H2O Retailing Corp.	295,600	5,563
	SCREEN Holdings Co. Ltd.	726,000	5,492
	Square Enix Holdings Co. Ltd.	255,300	5,463
	Daido Steel Co. Ltd.	1,213,580	5,432
	Nagase & Co. Ltd.	415,200	5,427
	Nippon Paper Industries Co. Ltd.	360,610	5,419
	Ushio Inc.	437,155	5,419
	Lion Corp.	887,000	5,399
	Tadano Ltd.	401,000	5,385
	Maruichi Steel Tube Ltd.	227,352	5,381
	House Foods Group Inc.	252,100	5,283
	Temp Holdings Co. Ltd.	152,400	5,258
	Okasan Securities Group Inc.	661,516	5,249
	Nifco Inc.	150,200	5,178
	Japan Steel Works Ltd.	1,225,538	5,152
	Izumi Co. Ltd.	140,300	5,134
	Keiyo Bank Ltd.	885,000	5,123
	Chiyoda Corp.	596,364	5,095
	OKUMA Corp.	543,000	5,035
	Zeon Corp.	544,000	5,019
	Nisshinbo Holdings Inc.	518,000	4,970
*	Hokkaido Electric Power Co. Inc.	629,939	4,954
	Sumitomo Forestry Co. Ltd.	450,600	4,920
	Century Tokyo Leasing Corp.	160,500	4,889
	Oracle Corp. Japan	113,524	4,885
	Nexon Co. Ltd.	455,863	4,855
	Rohto Pharmaceutical Co. Ltd.	341,400	4,853
	Wacoal Holdings Corp.	431,000	4,844
	Fujikura Ltd.	1,106,000	4,841
	Matsumotokiyoshi Holdings Co. Ltd.	135,300	4,814
	Takara Holdings Inc.	652,600	4,717
*,^ Acom Co. Ltd.		1,359,450	4,714
	Cosmos Pharmaceutical Corp.	30,000	4,688
	TS Tech Co. Ltd.	173,500	4,679
	COMSYS Holdings Corp.	377,300	4,655
	Kinden Corp.	370,193	4,623
	Shimachu Co. Ltd.	175,100	4,619
	Sapporo Holdings Ltd.	1,166,000	4,613
	K's Holdings Corp.	141,100	4,563
	HIS Co. Ltd.	128,900	4,527
	ABC-Mart Inc.	77,269	4,519
	San-In Godo Bank Ltd.	545,000	4,499
	Coca-Cola East Japan Co. Ltd.	219,700	4,478
	Juroku Bank Ltd.	1,214,000	4,455
	Start Today Co. Ltd.	169,100	4,452
	Mitsui Engineering & Shipbuilding Co. Ltd.	2,576,000	4,392
	Shiga Bank Ltd.	876,000	4,373
	Awa Bank Ltd.	768,000	4,351
*	Japan Display Inc.	1,215,600	4,337
	Lintec Corp.	180,900	4,303
	Higo Bank Ltd.	701,000	4,295
	Mitsui Mining & Smelting Co. Ltd.	1,881,000	4,278
	SCSK Corp.	151,800	4,248
	Jafco Co. Ltd.	114,100	4,238
^	Ito En Ltd.	193,800	4,181
	UNY Group Holdings Co. Ltd.	741,700	4,156
	Sumitomo Osaka Cement Co. Ltd.	1,344,000	4,129

	Daishi Bank Ltd.	1,171,000	4,121
	Toyobo Co. Ltd.	3,045,000	4,106
	Autobacs Seven Co. Ltd.	257,200	4,059
	Tokai Rika Co. Ltd.	174,400	4,042
^	Kagome Co. Ltd.	258,800	4,021
	Bic Camera Inc.	382,700	3,975
	Nipro Corp.	417,200	3,972
	Furukawa Electric Co. Ltd.	2,340,514	3,944
	Nisshin Steel Co. Ltd.	315,500	3,938
	Hyakugo Bank Ltd.	846,000	3,923
	Kagoshima Bank Ltd.	575,000	3,908
	Musashino Bank Ltd.	113,100	3,793
	KYORIN Holdings Inc.	157,400	3,763
	NTT Urban Development Corp.	372,500	3,721
	Senshu Ikeda Holdings Inc.	775,500	3,682
	Shochiku Co. Ltd.	387,000	3,635
	Coca-Cola West Co. Ltd.	218,491	3,610
	Canon Marketing Japan Inc.	179,200	3,594
	Yamato Kogyo Co. Ltd.	148,989	3,591
	Hokkoku Bank Ltd.	1,029,000	3,586
	North Pacific Bank Ltd.	946,600	3,573
	Japan Petroleum Exploration Co. Ltd.	104,955	3,556
	Kissei Pharmaceutical Co. Ltd.	113,800	3,553
	Itochu Techno-Solutions Corp.	170,108	3,529
	Pola Orbis Holdings Inc.	66,300	3,512
	Calsonic Kansei Corp.	526,000	3,481
	Toda Corp.	823,000	3,470
	Maeda Road Construction Co. Ltd.	214,000	3,469
*	Aiful Corp.	973,800	3,454
	Capcom Co. Ltd.	172,900	3,435
	Anritsu Corp.	485,368	3,389
*,^ COLOPL Inc.		157,100	3,387
	Nissan Shatai Co. Ltd.	261,967	3,359
	Matsui Securities Co. Ltd.	366,100	3,321
	Hitachi Capital Corp.	156,500	3,303
	Rengo Co. Ltd.	774,000	3,277
	Onward Holdings Co. Ltd.	464,000	3,237
	Nanto Bank Ltd.	900,000	3,120
	Hikari Tsushin Inc.	48,100	3,115
	FP Corp.	84,600	3,068
	Hyakujushi Bank Ltd.	928,000	3,064
	Mochida Pharmaceutical Co. Ltd.	45,900	3,013
	SKY Perfect JSAT Holdings Inc.	484,600	3,006
*	Cosmo Oil Co. Ltd.	2,218,525	2,993
	Asatsu-DK Inc.	108,100	2,944
	Nippo Corp.	175,000	2,885
	Toshiba TEC Corp.	432,000	2,846
	Heiwa Corp.	136,400	2,679
	Toyota Boshoku Corp.	210,942	2,635
^	Fukuyama Transporting Co. Ltd.	471,000	2,509
	KYB Co. Ltd.	658,000	2,406
	Nippon Television Holdings Inc.	143,900	2,395
	Exedy Corp.	100,300	2,389
	Komeri Co. Ltd.	101,300	2,386
	Hitachi Transport System Ltd.	147,500	2,231
^	Gree Inc.	314,625	2,189
	Kandenko Co. Ltd.	356,000	2,065

*	Orient Corp.	1,254,200	2,036
	Fuji Media Holdings Inc.	129,300	1,833
	PanaHome Corp.	252,000	1,742
	NS Solutions Corp.	54,000	1,664
	Tokyo Broadcasting System Holdings Inc.	129,200	1,630
	Shinko Electric Industries Co. Ltd.	228,900	1,626
	Toppan Forms Co. Ltd.	139,900	1,585
	Daikyo Inc.	1,000,000	1,507
	Sumitomo Real Estate Sales Co. Ltd.	50,560	1,373
^	Takata Corp.	115,200	1,259
	TV Asahi Holdings Corp.	73,300	1,222
	Mitsubishi Shokuhin Co. Ltd.	49,200	1,029
*	Aplus Financial Co. Ltd.	291,100	328
			10,993,137
Netherlands (2.6%)
	Unilever NV	5,332,335	222,827
*	ING Groep NV	13,231,689	193,819
	ASML Holding NV	1,114,611	113,000
	Unibail-Rodamco SE	333,135	89,959
	Koninklijke Philips NV	3,116,202	88,407
	Akzo Nobel NV	831,455	62,866
	Koninklijke Ahold NV	3,067,094	60,440
	Heineken NV	751,199	57,337
	Aegon NV	6,518,106	51,465
	Reed Elsevier NV	2,005,890	49,982
	Koninklijke KPN NV	10,645,173	36,084
	Koninklijke DSM NV	598,937	33,382
	Wolters Kluwer NV	1,013,807	33,106
^	ArcelorMittal	3,424,819	32,134
*	Altice SA	287,197	31,060
	Heineken Holding NV	334,070	22,989
	Randstad Holding NV	367,284	22,265
	Gemalto NV	275,057	21,916
*	NN Group NV	548,001	15,536
	Boskalis Westminster NV	265,355	13,079
	Koninklijke Vopak NV	228,111	12,589
	TNT Express NV	1,600,384	10,165
*	OCI NV	280,531	8,682
			1,283,089
New Zealand (0.2%)
	Fletcher Building Ltd.	2,352,204	14,774
	Spark New Zealand Ltd.	6,242,627	13,883
	Auckland International Airport Ltd.	3,054,614	10,260
	Fisher & Paykel Healthcare Corp. Ltd.	1,836,145	9,026
	Ryman Healthcare Ltd.	1,412,385	8,266
	SKYCITY Entertainment Group Ltd.	1,998,895	6,118
	SKY Network Television Ltd.	1,310,695	5,783
	Contact Energy Ltd.	1,249,583	5,580
	Mighty River Power Ltd.	2,383,358	5,519
*,^ Xero Ltd.		266,014	4,773
*	Kiwi Property Group Ltd.	3,896,943	3,771
	Air New Zealand Ltd.	1,747,764	3,555
	Vector Ltd.	845,468	1,946
	Warehouse Group Ltd.	491,620	977
			94,231

Norway (0.6%)
	DNB ASA	3,666,679	58,849
	Statoil ASA	3,277,664	57,954
	Telenor ASA	2,377,759	47,984
	Yara International ASA	602,353	30,583
	Norsk Hydro ASA	4,576,315	24,055
	Orkla ASA	2,672,754	20,172
	Schibsted ASA	277,929	16,071
^	Seadrill Ltd.	1,206,709	11,299
	Marine Harvest ASA	979,152	11,218
	Gjensidige Forsikring ASA	596,716	10,296
	Subsea 7 SA	895,533	7,690
			296,171
Portugal (0.1%)
	EDP - Energias de Portugal SA	6,597,519	24,709
	Galp Energia SGPS SA	1,307,275	14,137
*	Banco Comercial Portugues SA	127,464,095	13,105
	Jeronimo Martins SGPS SA	838,757	10,555
	EDP Renovaveis SA	682,406	4,691
*	Banco Espirito Santo SA	10,412,510	73
			67,270
Singapore (1.4%)
	DBS Group Holdings Ltd.	5,947,365	88,187
	Oversea-Chinese Banking Corp. Ltd.	10,448,113	80,455
	Singapore Telecommunications Ltd.	25,062,122	79,974
	United Overseas Bank Ltd.	4,055,592	67,981
	Keppel Corp. Ltd.	4,884,598	32,004
	CapitaLand Ltd.	8,688,763	22,648
	Global Logistic Properties Ltd.	10,277,104	19,836
	Wilmar International Ltd.	7,203,976	17,102
	Singapore Exchange Ltd.	2,826,342	16,758
	Singapore Press Holdings Ltd.	5,470,973	16,701
	Singapore Airlines Ltd.	1,732,288	15,082
	City Developments Ltd.	2,026,969	14,857
	ComfortDelGro Corp. Ltd.	6,896,483	14,528
	CapitaMall Trust	8,888,257	14,229
	Genting Singapore plc	20,842,931	13,936
	Singapore Technologies Engineering Ltd.	5,333,718	13,526
	Ascendas REIT	6,769,869	12,770
	Hutchison Port Holdings Trust	17,325,036	12,026
	Suntec REIT	8,202,000	11,077
	Noble Group Ltd.	15,444,916	10,346
*	Jardine Cycle & Carriage Ltd.	339,458	10,139
	Sembcorp Industries Ltd.	3,053,199	9,373
	UOL Group Ltd.	1,549,749	8,625
	CapitaCommercial Trust	6,656,408	8,568
	Singapore Post Ltd.	4,860,800	6,941
	Golden Agri-Resources Ltd.	21,952,743	6,794
	Yangzijiang Shipbuilding Holdings Ltd.	7,049,489	6,481
	StarHub Ltd.	1,987,391	6,301
^	Sembcorp Marine Ltd.	2,857,537	6,065
	Venture Corp. Ltd.	840,800	5,233
	M1 Ltd.	1,003,500	2,846
	SMRT Corp. Ltd.	2,362,500	2,750
^	Olam International Ltd.	1,658,800	2,394
*,^ Neptune Orient Lines Ltd.		3,113,700	2,274

	SIA Engineering Co. Ltd.	754,300	2,201
	Wing Tai Holdings Ltd.	1,324,300	1,853
	Frasers Centrepoint Ltd.	1,301,800	1,671
	Yanlord Land Group Ltd.	2,228,000	1,588
^	COSCO Corp. Singapore Ltd.	3,382,900	1,242
	Fraser and Neave Ltd.	584,900	1,199
	Indofood Agri Resources Ltd.	1,440,300	775
			669,336
South Korea (4.0%)
	Samsung Electronics Co. Ltd.	282,370	366,164
	Samsung Electronics Co. Ltd. GDR	168,849	108,597
	Hyundai Motor Co.	522,921	79,192
*	SK Hynix Inc.	1,816,180	74,185
	NAVER Corp.	92,742	55,952
	POSCO	252,684	55,229
	Hyundai Mobis Co. Ltd.	228,491	50,612
	Shinhan Financial Group Co. Ltd.	1,241,163	46,630
	KB Financial Group Inc.	1,016,328	35,875
	Kia Motors Corp.	881,764	35,833
	KT&G Corp.	411,949	32,938
	Amorepacific Corp.	10,764	32,523
	Korea Electric Power Corp.	784,021	32,309
	Samsung Fire & Marine Insurance Co. Ltd.	132,452	31,914
	LG Chem Ltd.	149,137	30,274
	Hana Financial Group Inc.	995,648	25,755
	LG Household & Health Care Ltd.	31,972	24,229
*,^ Samsung SDS Co. Ltd.		97,630	23,494
	Samsung SDI Co. Ltd.	187,652	23,047
	Samsung C&T Corp.	424,244	22,680
*	LG Display Co. Ltd.	769,047	21,764
	LG Electronics Inc.	368,567	19,535
	Samsung Life Insurance Co. Ltd.	215,205	18,727
	SK Innovation Co. Ltd.	208,316	17,870
	LG Corp.	306,346	16,908
	SK Telecom Co. Ltd. ADR	607,698	16,535
	Hyundai Heavy Industries Co. Ltd.	150,481	16,523
	SK C&C Co. Ltd.	75,118	15,727
	Coway Co. Ltd.	189,618	15,606
	E-Mart Co. Ltd.	71,393	14,965
	Hyundai Steel Co.	226,074	14,839
^	Hyundai Glovis Co. Ltd.	71,712	14,579
*,^ Celltrion Inc.		231,681	14,553
	AMOREPACIFIC Group	10,320	13,945
	Korea Zinc Co. Ltd.	35,971	13,754
	SK Holdings Co. Ltd.	87,841	13,441
	Samsung Electro-Mechanics Co. Ltd.	190,668	13,198
	Orion Corp.	12,535	13,074
*,^ Cheil Industries Inc.		90,778	12,189
	Kangwon Land Inc.	385,971	12,037
	Shinhan Financial Group Co. Ltd. ADR	311,008	11,601
^	Daum Kakao Corp.	109,165	11,339
	Hyundai Engineering & Construction Co. Ltd.	244,745	11,081
	Hyundai Development Co-Engineering & Construction	213,395	10,939
	SK Telecom Co. Ltd.	43,268	10,647
	KB Financial Group Inc. ADR	300,958	10,576
	BS Financial Group Inc.	770,685	10,539
	Hankook Tire Co. Ltd.	253,213	10,332

	KCC Corp.	20,089	10,232
	Industrial Bank of Korea	841,839	10,105
	Hotel Shilla Co. Ltd.	110,991	9,776
^	Samsung Heavy Industries Co. Ltd.	598,789	9,723
	Samsung Securities Co. Ltd.	205,534	9,612
	Lotte Chemical Corp.	50,321	9,194
	Korea Aerospace Industries Ltd.	169,966	8,632
	CJ CheilJedang Corp.	25,340	8,626
*	Woori Bank	1,012,834	8,547
	Lotte Shopping Co. Ltd.	38,726	8,279
	S-Oil Corp.	142,366	8,234
	NCSoft Corp.	50,225	8,201
	CJ Corp.	49,269	7,807
	Korea Investment Holdings Co. Ltd.	136,511	7,722
	Dongbu Insurance Co. Ltd.	166,000	7,391
	Daewoo Securities Co. Ltd.	635,599	7,390
	LG Uplus Corp.	728,779	7,220
	Hyundai Department Store Co. Ltd.	53,348	7,152
*	KT Corp.	272,814	7,134
	Hyundai Wia Corp.	55,608	7,082
	GS Holdings Corp.	173,865	6,716
	Hyosung Corp.	83,224	6,490
*	Cheil Worldwide Inc.	294,784	6,386
	Hanwha Corp.	179,321	5,858
^	OCI Co. Ltd.	61,674	5,732
	Woori Investment & Securities Co. Ltd.	442,859	5,726
	DGB Financial Group Inc.	504,116	5,494
	S-1 Corp.	72,575	5,483
	Daelim Industrial Co. Ltd.	92,800	5,390
^	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	321,110	5,221
*	Korean Air Lines Co. Ltd.	117,957	5,154
	Hanwha Life Insurance Co. Ltd.	742,900	4,929
*	Doosan Infracore Co. Ltd.	454,029	4,860
*,^ Daewoo Engineering & Construction Co. Ltd.		680,429	4,852
*	Hyundai Securities Co. Ltd.	607,699	4,623
	Hyundai Marine & Fire Insurance Co. Ltd.	206,275	4,612
	Lotte Confectionery Co. Ltd.	2,824	4,543
	Yuhan Corp.	26,571	4,477
	Samsung Card Co. Ltd.	117,265	4,334
*,^ CJ Korea Express Co. Ltd.		24,302	4,270
^	Kumho Petrochemical Co. Ltd.	60,361	4,264
	Doosan Heavy Industries & Construction Co. Ltd.	164,759	4,193
*	Mirae Asset Securities Co. Ltd.	85,733	4,035
*,^ GS Engineering & Construction Corp.		147,918	4,016
	Halla Visteon Climate Control Corp.	113,091	3,905
	SK Networks Co. Ltd.	514,312	3,775
	Daewoo International Corp.	154,951	3,700
*	Korea Electric Power Corp. ADR	177,871	3,646
	Hanwha Chemical Corp.	277,698	3,642
	Shinsegae Co. Ltd.	23,557	3,572
^	Paradise Co. Ltd.	163,144	3,557
*,^ NHN Entertainment Corp.		54,955	3,530
*,^ Samsung Engineering Co. Ltd.		101,570	3,519
	Korea Gas Corp.	94,666	3,449
*	Mando Corp.	22,254	3,203
	Lotte Chilsung Beverage Co. Ltd.	2,057	3,197
^	LG Hausys Ltd.	20,362	3,162

	KT Corp. ADR	237,080	3,101
^	Samsung Techwin Co. Ltd.	135,399	2,884
	KEPCO Plant Service & Engineering Co. Ltd.	30,960	2,720
	LS Corp.	58,020	2,714
	Doosan Corp.	24,855	2,607
	NongShim Co. Ltd.	11,399	2,500
^	Hyundai Mipo Dockyard Co. Ltd.	34,824	2,388
^	Samsung Fine Chemicals Co. Ltd.	60,788	2,269
*,^ Hyundai Merchant Marine Co. Ltd.		275,462	2,243
*,^ Hanjin Shipping Co. Ltd.		354,069	2,240
	SKC Co. Ltd.	66,773	2,167
^	Hite Jinro Co. Ltd.	95,285	1,905
^	KEPCO Engineering & Construction Co. Inc.	43,057	1,872
^	Hyundai Hysco Co. Ltd.	26,984	1,547
*	Kyongnam Bank	116,427	982
			1,953,968
Spain (3.1%)
*	Banco Santander SA	47,976,205	359,650
	Banco Bilbao Vizcaya Argentaria SA	21,046,724	212,563
	Telefonica SA	13,947,492	198,467
	Inditex SA	3,634,110	116,676
	Iberdrola SA	17,749,727	114,461
	Repsol SA	3,578,163	66,609
	Amadeus IT Holding SA	1,456,776	62,434
*	CaixaBank SA	6,847,012	32,472
	Red Electrica Corp. SA	371,095	30,175
	Banco de Sabadell SA	12,035,852	29,408
*	Ferrovial SA	1,381,694	29,378
*	Banco Popular Espanol SA	5,317,404	26,008
	Grifols SA	569,463	24,401
	Abertis Infraestructuras SA	1,345,583	24,321
	Gas Natural SDG SA	1,053,696	23,658
*	Bankia SA	15,804,887	22,026
	Endesa SA	1,085,121	20,948
*	ACS Actividades de Construccion y Servicios SA	586,258	20,750
	Enagas SA	695,089	19,876
	Bankinter SA	2,362,907	18,016
	Distribuidora Internacional de Alimentacion SA	2,015,059	15,726
	Mapfre SA	3,467,061	12,659
*	Mediaset Espana Comunicacion SA	739,578	9,259
*	Acerinox SA	465,277	7,826
	Zardoya Otis SA	591,187	7,630
*	Acciona SA	87,669	6,752
*	Banco de Sabadell SA Rights Exp. 04/17/2015	12,035,852	3,054
	Corp Financiera Alba SA	59,363	2,883
*	Telefonica SA Rights Exp. 04/13/2015	13,947,492	2,250
*	Banco Bilbao Vizcaya Argentaria SA Rights Exp. 04/14/2015	7,852,021	1,131
			1,521,467
Sweden (2.8%)
^	Nordea Bank AB	10,878,055	132,500
	Hennes & Mauritz AB Class B	3,253,459	131,823
	Telefonaktiebolaget LM Ericsson Class B	10,214,460	128,242
	Swedbank AB Class A	3,578,059	85,422
^	Svenska Handelsbanken AB Class A	1,644,884	74,080
	Atlas Copco AB Class A	2,120,130	68,636
	Assa Abloy AB Class B	1,071,620	63,831

^ Volvo AB Class B	5,227,142	63,260
Investor AB Class B	1,549,891	61,696
^ Skandinaviska Enskilda Banken AB Class A	4,981,462	58,142
TeliaSonera AB	8,894,681	56,523
Svenska Cellulosa AB SCA Class B	1,988,850	45,702
Sandvik AB	3,696,939	41,398
Atlas Copco AB Class B	1,339,041	39,541
SKF AB	1,424,821	36,790
* Hexagon AB Class B	881,998	31,315
Skanska AB Class B	1,235,357	27,696
Investment AB Kinnevik	701,374	23,413
^ Electrolux AB Class B	761,559	21,757
Alfa Laval AB	1,072,379	21,062
Swedish Match AB	683,386	20,093
Boliden AB	938,785	18,597
Trelleborg AB Class B	825,662	16,332
^ Getinge AB	625,004	15,443
Securitas AB Class B	1,052,576	15,111
Meda AB Class A	932,955	14,742
Industrivarden AB Class A	663,904	13,130
Tele2 AB	1,062,598	12,710
Elekta AB Class B	1,214,812	10,920
Industrivarden AB	558,265	10,475
* Lundin Petroleum AB	716,503	9,804
Husqvarna AB	1,271,323	9,209
Holmen AB	166,629	5,621
Melker Schorling AB	35,950	2,055
Modern Times Group MTG AB Class B	3,529	108
		1,387,179
Switzerland (8.6%)
Nestle SA	10,926,210	822,770
Novartis AG	7,980,195	787,649
Roche Holding AG	2,407,815	661,649
* UBS Group AG	11,721,735	219,796
Zurich Insurance Group AG	505,293	170,790
ABB Ltd.	7,738,433	164,163
Credit Suisse Group AG	5,476,087	147,328
Cie Financiere Richemont SA	1,748,515	140,495
Swiss Re AG	1,173,079	113,153
Syngenta AG	314,403	106,812
Holcim Ltd.	780,189	58,126
Givaudan SA	31,591	57,074
Geberit AG	128,899	48,236
Adecco SA	567,577	47,179
Swisscom AG	78,193	45,343
Swatch Group AG (Bearer)	103,753	43,878
Actelion Ltd.	359,806	41,498
Julius Baer Group Ltd.	746,976	37,337
SGS SA	17,472	33,312
Swiss Life Holding AG	110,906	27,399
Sika AG	7,204	25,793
Kuehne & Nagel International AG	172,933	25,676
Schindler Holding AG	151,540	25,150
Sonova Holding AG	178,175	24,722
Lonza Group AG	178,143	22,178
Chocoladefabriken Lindt & Sprungli AG	348	22,015
Baloise Holding AG	160,449	21,204

* Clariant AG	923,598	18,430
Partners Group Holding AG	60,984	18,181
Chocoladefabriken Lindt & Sprungli AG	3,286	17,589
Swiss Prime Site AG	198,866	17,267
^ Transocean Ltd.	1,178,913	16,984
* Dufry AG	109,114	16,132
Aryzta AG	260,050	15,942
^ Galenica AG	17,051	14,864
Swatch Group AG (Registered)	163,924	13,739
PSP Swiss Property AG	136,742	12,888
Schindler Holding AG (Registered)	71,336	11,657
GAM Holding AG	561,901	11,653
Helvetia Holding AG	20,506	11,034
EMS-Chemie Holding AG	24,813	10,090
* Sulzer AG	79,513	8,728
DKSH Holding AG	90,626	7,386
Pargesa Holding SA	97,787	6,863
Barry Callebaut AG	6,585	6,429
Banque Cantonale Vaudoise	9,620	5,515
Aryzta AG	26,749	1,661
		4,183,757
United Kingdom (18.7%)
HSBC Holdings plc	65,347,842	556,862
BP plc	62,493,504	405,097
Royal Dutch Shell plc Class A	13,348,988	396,964
GlaxoSmithKline plc	16,659,695	383,509
British American Tobacco plc	6,387,603	330,779
Vodafone Group plc	91,034,267	297,897
AstraZeneca plc	4,324,335	296,732
Royal Dutch Shell plc Class B	8,404,799	261,815
Diageo plc	8,630,440	238,499
Prudential plc	8,743,862	216,985
* Lloyds Banking Group plc	185,225,949	214,705
Barclays plc	56,181,133	202,790
Reckitt Benckiser Group plc	2,210,824	189,924
BT Group plc	28,672,288	186,310
Rio Tinto plc	4,275,367	176,305
Unilever plc	4,134,174	172,494
SABMiller plc	3,239,523	169,694
National Grid plc	12,925,523	166,173
Shire plc	2,013,993	160,564
BHP Billiton plc	7,237,600	158,833
Glencore plc	36,572,531	154,401
Imperial Tobacco Group plc	3,301,334	144,819
BG Group plc	11,662,179	143,140
Standard Chartered plc	6,934,425	112,316
WPP plc	4,500,826	102,218
Tesco plc	27,833,902	99,356
Compass Group plc	5,717,647	99,255
Rolls-Royce Holdings plc	6,412,793	90,447
BAE Systems plc	10,835,547	83,972
Legal & General Group plc	20,346,881	83,796
Aviva plc	10,091,868	80,765
ARM Holdings plc	4,837,304	78,565
SSE plc	3,383,156	75,083
Anglo American plc London Shares	4,477,868	66,878
Reed Elsevier plc	3,879,740	66,724

Centrica plc	17,033,461	63,711
Pearson plc	2,786,882	59,985
Experian plc	3,401,074	56,299
Old Mutual plc	16,748,842	54,981
Wolseley plc	905,586	53,525
Sky plc	3,593,065	52,862
Next plc	504,618	52,480
Smith & Nephew plc	3,072,771	52,396
Land Securities Group plc	2,694,514	50,025
Associated British Foods plc	1,193,706	49,818
ITV plc	12,832,222	48,045
Whitbread plc	617,786	47,972
* Standard Life plc	6,700,092	47,080
Kingfisher plc	8,111,593	45,767
Marks & Spencer Group plc	5,638,260	44,593
British Land Co. plc	3,465,342	42,710
CRH plc	1,583,612	41,416
Burberry Group plc	1,518,521	38,997
Capita plc	2,268,154	37,495
* Royal Bank of Scotland Group plc	7,391,976	37,342
Johnson Matthey plc	702,170	35,181
London Stock Exchange Group plc	962,092	34,992
United Utilities Group plc	2,335,927	32,300
InterContinental Hotels Group plc	810,381	31,608
CRH plc	1,206,745	31,354
* International Consolidated Airlines Group SA (London Shares)	3,487,289	31,083
Bunzl plc	1,137,751	30,846
Carnival plc	625,363	30,581
GKN plc	5,579,633	29,597
Friends Life Group Ltd.	4,664,976	28,559
Ashtead Group plc	1,725,896	27,680
Hammerson plc	2,687,018	26,463
Barratt Developments plc	3,374,811	26,387
Persimmon plc	1,049,166	25,855
Sage Group plc	3,690,171	25,491
Taylor Wimpey plc	11,075,900	25,390
Severn Trent plc	816,412	24,887
Travis Perkins plc	845,880	24,423
St. James's Place plc	1,756,298	24,292
Direct Line Insurance Group plc	5,140,747	24,259
Mondi plc	1,258,528	24,185
3i Group plc	3,301,338	23,589
Aberdeen Asset Management plc	3,425,256	23,303
G4S plc	5,307,978	23,267
Meggitt plc	2,761,779	22,450
Smiths Group plc	1,344,331	22,235
Randgold Resources Ltd.	318,441	22,075
RSA Insurance Group plc	3,478,760	21,683
WM Morrison Supermarkets plc	7,418,203	21,201
Inmarsat plc	1,533,821	21,005
Dixons Carphone plc	3,394,477	20,760
easyJet plc	744,100	20,710
Rexam plc	2,396,506	20,539
Intertek Group plc	550,059	20,375
Provident Financial plc	500,262	19,956
Croda International plc	462,747	18,768
Aggreko plc	823,377	18,625

	J Sainsbury plc			4,833,917	18,550
	Informa plc			2,220,497	18,537
	Weir Group plc			727,268	18,352
	Schroders plc			386,925	18,329
	Inchcape plc			1,523,509	17,911
	Amec Foster Wheeler plc			1,338,655	17,907
	IMI plc			934,314	17,631
	Cobham plc			3,886,447	17,507
	Derwent London plc			339,953	17,228
	DCC plc			287,666	17,135
	Berkeley Group Holdings plc			431,051	16,844
	Pennon Group plc			1,360,981	16,624
	William Hill plc			2,988,436	16,410
	DS Smith plc			3,206,412	16,372
	Intu Properties plc			3,146,070	16,220
2	Merlin Entertainments plc			2,428,667	15,900
	Segro plc			2,545,814	15,721
	Admiral Group plc			671,163	15,197
	Capital & Counties Properties plc			2,473,092	14,678
	Hikma Pharmaceuticals plc			461,087	14,512
	Investec plc			1,741,636	14,445
	ICAP plc			1,839,538	14,348
	Tate & Lyle plc			1,596,526	14,125
*	Melrose Industries plc			3,409,561	14,004
	Royal Mail plc			2,124,876	13,783
	Antofagasta plc			1,217,342	13,170
	Tullow Oil plc			3,095,865	12,979
	Hargreaves Lansdown plc			748,131	12,761
	Rentokil Initial plc			6,207,456	12,586
	Babcock International Group plc			861,044	12,561
	Petrofac Ltd.			886,601	12,482
*	Coca-Cola HBC AG			677,057	12,179
	Daily Mail & General Trust plc			906,706	11,861
	John Wood Group plc			1,248,720	11,720
	TalkTalk Telecom Group plc			1,801,922	9,179
*	Sports Direct International plc			863,205	7,758
	Drax Group plc			1,378,925	7,406
*	Polyus Gold International Ltd.			2,288,240	6,361
*	Polymetal International plc			738,206	6,292
	Fresnillo plc			583,150	5,889
	Ashmore Group plc			1,334,169	5,623
					9,147,196
Total Common Stocks (Cost $44,036,020)					48,576,039
		Coupon
Temporary Cash Investments (2.6%)[1]
Money Market Fund (2.5%)
3,4	Vanguard Market Liquidity Fund	0.128%	1,242,818,000		1,242,818

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
5	Federal Home Loan Bank Discount Notes	0.064%	4/15/15	1,000	1,000
[5,6] Federal Home Loan Bank Discount Notes		0.100%	4/24/15	3,200	3,200
[5,6] Federal Home Loan Bank Discount Notes		0.060%	5/8/15	4,100	4,099
[5,6] Federal Home Loan Bank Discount Notes		0.070%	5/14/15	8,000	7,999

[5,6] Federal Home Loan Bank Discount Notes	0.070%	5/15/15	2,500	2,500
5 Federal Home Loan Bank Discount Notes	0.067%	6/3/15	1,200	1,200
[5,6] Federal Home Loan Bank Discount Notes	0.107%–0.109%	6/17/15	30,000	29,993
7 Freddie Mac Discount Notes	0.131%	6/8/15	1,500	1,500
				51,491
Total Temporary Cash Investments (Cost $1,294,310)				1,294,309
Total Investments (101.9%) (Cost $45,330,330)				49,870,348
Other Assets and Liabilities-Net (-1.9%)[4]				(953,544)
Net Assets (100%)				48,916,804

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is
$1,107,568,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 2.0%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the aggregate value of these securities was $28,612,000, representing 0.1% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $1,241,626,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $17,397,000 have been segregated as initial margin for open futures contracts.
7 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the

Developed Markets Index Fund

value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	75,465	48,498,760	1,814
Temporary Cash Investments	1,242,818	51,491	—
Futures Contracts—Assets[1]	203	—	—
Futures Contracts—Liabilities[1]	(2,860)	—	—
Forward Currency Contracts—Assets	—	3,480	—
Forward Currency Contracts—Liabilities	—	(82)	—
Total	1,315,626	48,553,649	1,814
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its

Developed Markets Index Fund

counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	June 2015	2,612	101,861	543
Topix Index	June 2015	622	80,055	231
FTSE 100 Index	June 2015	697	69,605	(221)
S&P ASX 200 Index	June 2015	303	34,062	311
				864

Unrealized appreciation (depreciation) on open Dow Jones EURO STOXX 50 Index and FTSE 100 Index futures contracts are required to be treated as realized gain (loss) for tax purposes.

At March 31, 2015, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	6/24/15	GBP	46,632	USD	68,825	309
BNP Paribas	6/24/15	EUR	47,949	USD	50,942	676
Deutsche Bank AG	6/24/15	EUR	46,410	USD	49,137	825
Bank of America, N.A.	6/16/15	JPY	5,623,091	USD	46,386	550

Developed Markets Index Fund

Morgan Stanley Capital
Services LLC	6/16/15	JPY	4,465,340	USD	36,892	381
Bank of America, N.A.	6/23/15	AUD	29,352	USD	22,234	16
Bank of America, N.A.	6/23/15	AUD	24,898	USD	18,956	(82)
BNP Paribas	6/16/15	USD	76,097	JPY	9,052,390	537
BNP Paribas	6/23/15	USD	7,964	AUD	10,260	186
						3,398

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At March 31, 2015, the counterparties had deposited in segregated accounts securities with a value of $6,813,000 in connection with amounts due to the fund for open forward currency contracts.

E. At March 31, 2015, the cost of investment securities for tax purposes was $45,389,045,000. Net unrealized appreciation of investment securities for tax purposes was $4,481,303,000, consisting of unrealized gains of $7,873,280,000 on securities that had risen in value since their purchase and $3,391,977,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD TAX-MANAGED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 21, 2015

VANGUARD TAX-MANAGED FUNDS

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: May 21, 2015

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.